Nationwide® Survivorship Variable Universal Life II
Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies
Issued by
Nationwide Life and Annuity Insurance Company
through its
Nationwide VL Separate Account-G
The date of this prospectus is May 1, 2026.
The policy described in this prospectus is not available in the state of New York.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial professionals, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable life insurance policies are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC’s staff and is available at Investor.gov.
The availability of investment options, policy benefits, or other policy features described in this prospectus may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations for additional information).
Under state law a Policy Owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days. Upon cancellation, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted. For more information, see Right to Cancel (Examination Right).
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the Policy Owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
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Glossary
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider coverage.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Commissionable Target Premium – is an amount used in the calculation of the Percent of Premium Charge and total compensation Nationwide pays. Commissionable Target Premium is actuarially derived based on the Base
Policy Specified Amount, the Insureds' characteristics and the death benefit option of the policy.

Death Benefit – The amount paid upon the Surviving Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, adjustments or reductions under the Long-Term Care Rider, or due and unpaid policy charges.

Directed Monthly Deductions – A Policy Owner’s election to have deductions for monthly policy charges, including
Rider charges, deducted from a single Sub-Account or the Fixed Account. If the selected investment option’s value is insufficient to cover the full monthly deduction, the remainder of the monthly deduction will be deducted as described in How Monthly Charges are Deducted. The amounts allocated to Enhanced Dollar Cost Averaging programs and any Extended No-Lapse Guarantee Rider Advantage Program Value are not available for Directed Monthly
Deduction election.

Extended No-Lapse Guarantee Rider Advantage Program Value ("Program Value") – Premium received during the first policy year, plus loan repayments to the extent of Program Value that was transferred to the collateral account for a policy loan, and Investment Experience on those amounts minus amounts transferred pursuant to the
Extended No-Lapse Guarantee Rider Advantage Program, partial surrenders, and policy and Rider charges deducted. Policy loan interest is not credited to the Program Value.

Extended No-Lapse Guarantee Value – A reference value used only for determining whether the requirements of the Extended No-Lapse Guarantee Rider are met.
Fixed Account – An investment option that is funded by Nationwide's general account.
Four Year Term Insurance Rider Specified Amount – The dollar amount of the death benefit provided by the Four Year Term Insurance Rider, if elected and In Force.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insureds – The persons whose lives are insured under the policy. The death of the Surviving Insured triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Investment in the Contract – The amount that may be withdrawn from the policy tax free as defined in Section 72(e)(6) of the Code, see Taxes.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Long-Term Care Specified Amount – The elected Long-Term Care Rider benefit amount for an Insured covered under the Long-Term Care Rider adjusted for any post issue increases and decreases.
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Maturity Date – The policy anniversary on which the younger Insured reaches, or would have reached, Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life and Annuity Insurance Company.
Net Amount At Risk – The base policy's Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.

Net Premium – Premium after transaction charges, but before any allocation to an investment option.
No-Lapse Guarantee Monthly Premium – Dollar amounts used to calculate the Premium that must be paid to meet the requirements of the Guaranteed Policy Continuation Provision.
No-Lapse Guarantee Period – The length of time during which the Guaranteed Policy Continuation Provision is available.
Policy Date – The date the policy takes effect as shown in the Policy Specification Pages. Policy years, months, and anniversaries are measured from this date.
Policy Monthaversary – The same day of the month as the Policy Date for each succeeding month. In any month where such day does not exist (e.g. 29th, 30th, or 31st), the Policy Monthaversary will be the last day of that calendar month.

Policy Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights. More than one person or entity may be named Policy Owner.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.

Policy Specification Page(s) – The Policy Specification Page(s) are issued as part of the policy and contain information specific to the policy and the Insureds, including coverage and Rider elections. Updated Policy
Specification Page(s) will be issued if the Policy Owner makes any changes to coverage elections after the policy is issued.

Premium – Amount(s) paid to purchase and maintain the policy.
Percent of Premium Charge – The aggregate of the sales load and premium tax charges.
Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the
Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.

Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
3

Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insureds beyond traditional factors for standard risks, which include Attained Age, sex, and tobacco habits of the Insureds. Substandard Ratings are shown in the
Policy Specification Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-
medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.

Surviving Insured – The living Insured after one of the Insureds dies.
Total Long-Term Care Benefit Value – An amount equal to the sum of the Long-Term Care Specified Amounts for any Insureds whose Long-Term Care Rider coverage is In Force, plus the long-term care benefits paid for any
Insured who has terminated their Long-Term Care Rider coverage after long-term care benefits have been paid for that Insured.

Total Long-Term Care Specified Amount – The sum of any Long-Term Care Specified Amounts for Insureds covered by the Long-Term Care Rider.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts.
One Valuation Period ends and another begins as of the close of regular trading on the New York Stock Exchange.

Variable Account – Nationwide VL Separate Account-G, a separate account that Nationwide established to hold
Policy Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

4

5

Table of Contents (continued)
6

Important Information You Should Consider About the Policy
FEES AND EXPENSES
Charges for Early Withdrawals
Surrender Charge – For up to 15 years from the Policy Date, or effective date of any Base
Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified
Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insureds. The maximum surrender charge is $47.50 per $1,000 of
Base Policy Specified Amount, or 4.750% of the Base Policy Specified Amount. For
example, for a policy with a $100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,750.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Transaction Charges
The Policy Owner may also be charged for other transactions as follows:
● Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
● Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
● Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses (periodic charges)
In addition to surrender charges, interest on any outstanding policy loans, and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insureds (e.g., ages, sexes, and rating classifications), see
Standard Policy Charges and Policy Riders and Rider Charges. Please refer to the Policy
Specification Pages of your policy for rates applicable to the policy.

A Policy Owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.11%[1]	1.22%[1]
1 As a percentage of underlying mutual fund net assets.

RISKS
Risk of Loss	Policy Owners can lose money by investing in the policy, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).

A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy
Loans).

Risks Associated with Investment Options
● Investment in this policy is subject to the risk of poor investment performance.
Investment Experience can vary depending on the performance of the investment options chosen by the Policy Owner.
● Each investment option, including the Fixed Account, will have its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

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RISKS
Insurance Company Risks
Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see
Principal Risks).

Policy Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy; however, payment of sufficient Premium and repayment or reinstatement of any Indebtedness will be required (see Reinstatement). The Death Benefit will not be paid if the policy has
Lapsed.

For more information, see Principal Risks and Lapse.

RESTRICTIONS
Investments
● Nationwide may restrict the form in which Sub-Account transfer requests will be accepted (see Sub-Account Transfers and Transfer Restrictions).
● Nationwide may limit the frequency and dollar amount of transfers involving the Fixed
Account (see Fixed Account Transfers).
● Nationwide reserves the right to add, remove, and substitute investment options available under the policy (see Addition, Deletion, or Substitution of Mutual Funds).
● Transfers between Sub-Accounts are subject to restrictions designed to deter short-term and excessively frequent transfers (see Transfer Restrictions).
● Not all investment options may be available under your policy (see Appendix A:
Underlying Mutual Funds Available Under the Policy).
● The availability of investment options may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations).

Optional Benefits
● Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’s underwriting approval for the optional benefit.
● Certain optional benefits limit or restrict the investment options available for investment.
● Policy loans are not permitted while benefits are being paid under certain optional benefits.
● Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already In
Force.
● The availability of policy benefits may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations).
For more information, see Policy Riders and Rider Charges.

TAXES
Tax Implications
● Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.
● Earnings on the policy are generally not taxable to the Policy Owner, unless withdrawn from the policy. Partial and full surrenders from the policy will be subject to ordinary income tax and may be subject to a tax penalty.
For more information, see Taxes.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some financial professionals receive compensation for selling the policy. Compensation can take the form of commissions and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this policy over another investment (see A
Note on Charges).

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CONFLICTS OF INTEREST
Exchanges
Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy if he/she determines, after comparing the features, fees, and risks of both policies, and any surrender charge to terminate the existing policy, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy).

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Overview of the Policy
Purpose
The primary benefit of this policy is life insurance coverage on the lives of two Insureds, see Purchasing a Policy. Nationwide will pay the Death Benefit Proceeds upon the Surviving Insured's death while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; at least one Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the Policy Owner is invested, and cumulative Variable Account and policy charges assessed by Nationwide over the life of the policy.
Prospective purchasers should consult with a financial professional to determine whether this policy is appropriate for them, taking into consideration his/her particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. In addition to life insurance coverage on the lives of two Insureds, the policy may also be appropriate for persons seeking the potential for the accumulation of Cash Value for supplemental income. Generally speaking, this policy is intended as a long-term investment, it is not a short-term investment and is not appropriate for an investor who needs ready access to cash, see Principal Risks.
Premiums
The Policy Owner will select a Premium payment plan for the policy at the time of application. Within limits, the Policy Owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Sub-Account Investment Experience.
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy. However, loan repayments are subject to the default allocation prioritization stated in the policy, see Repayment.
The fixed interest option offered under the policy is the Fixed Account which will earn interest daily at an effective annual rate, see Fixed Account and Risk of Allocating Cash Value to the Fixed Account. As a general account option, amounts credited to the Fixed Account are dependent on Nationwide’s financial strength and claims paying ability.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VL Separate Account-G contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Policy.
Payment of insufficient Premium may cause the policy to Lapse.
Policy Features
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Surviving Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Base Policy Specified Amount as of the Surviving Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Base Policy Specified Amount plus the Cash Value as of the Surviving Insured's date of death.
For additional information, see Standard Death Benefit Options.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
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Coverage Flexibility
Subject to conditions, the Policy Owner may choose to:
•
change the death benefit option;
•
increase or decrease the Base Policy Specified Amount and/or Long-Term Care Specified Amount;
•
change beneficiaries; and
•
change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the Policy Owner may:
•
take a policy loan, see Policy Loans.
•
take a partial surrender, see Partial Surrender.
•
surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Transfer Requests
Generally, Policy Owners may request to transfer allocations between the Fixed Account and Sub-Accounts daily. Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the Fixed Account option(s) may delay a Policy Owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between the Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the Policy Owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Assignment
Policy Owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Right to Cancel (Examination Right)
For a limited time, the Policy Owner may cancel the policy and Nationwide will refund the amount prescribed by state law, see Right to Cancel (Examination Right).
Riders
The Policy Owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insureds. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•
Overloan Lapse Protection Rider II
•
Long-Term Care Rider
•
Four Year Term Insurance Rider
•
Policy Split Option Rider
11

•
Extended No-Lapse Guarantee Rider
For additional information, see Policy Riders and Rider Charges.
12

Fee Table
The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and surrendering or taking partial surrenders from the policy. Please refer to the Policy Specification Pages of your policy for information about the specific fees you will pay based on the options you have elected.
The first table describes the fees and expenses that a Policy Owner will pay at the time the Policy Owner pays Premium into the policy, surrenders or takes partial surrenders from the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge	Upon making a Premium payment	Maximum: 12% of each Premium	Currently: 6% of each Premium
Service Fee[1]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $47.50 per $1,000 of Base Policy Specified Amount	Minimum: $1.17 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non-
tobacco and female, Issue Age 55,non-
tobacco, Base Policy Specified Amount
$1,000,000, Death Benefit Option 1 and a
complete surrender of the policy in year
one
Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$23.46 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider II Charge†	Upon invoking the Rider	Maximum: $185.00 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: the younger Insured is Attained Age 85 with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value
Extended No-Lapse Guarantee Rider Percent of Premium Charge†	Upon making a Premium payment	Maximum:15% of each Premium	Minimum: 0% of each Premium
Representative: an Attained Age 35 male preferred non-tobacco, and Attained Age 35 female, preferred non-tobacco and policy year one	Upon making a Premium payment	10% of each Premium
†
This charge will vary based upon the individual characteristics of the Insureds. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
1
The Policy Owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.
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The next table describes the fees and expenses that a Policy Owner will pay periodically while the policy is In Force, not including underlying mutual fund operating expenses.
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Base Policy Specified Amount of $1,000,000, Death Benefit Option 1 and policy year ten	Monthly	$0.0096 per $1,000 of Net Amount At Risk
Flat Extra Charge[1]	Monthly	Maximum: $2.09 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Percent of Sub-Account Value Charge	Monthly	Maximum: 0.50% annually (0.042% monthly) of Cash Value allocated to the Sub- Accounts	Currently: 0.10% annually (0.008% monthly) of Cash Value allocated to the Sub- Accounts
Administrative Per Policy Charge	Monthly	Maximum: $20.00 per policy	Currently: $10.00 per policy
Per $1,000 of Specified Amount Charge†	Monthly	Maximum: $3.14 per $1,000 of Base Policy Specified Amount	Minimum: $0.09 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Base Policy Specified Amount of $1,000,000, Death Benefit Option 1 and policy year one	Monthly	$0.30 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 3.90% of Indebtedness	Currently: 3.90% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Long-Term Care Rider Charge†	Monthly	Maximum: $4.17 per $1,000 of Long -Term Care Specified Amount	Minimum: $0.00 per $1,000 of Long-Term Care Specified Amount
Representative: an Issue Age 35 male preferred non-tobacco	Monthly	$0.10 per $1,000 of Long-Term Care Specified Amount
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Optional Benefit Charges
Four Year Term Insurance Rider Charge†	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.00 per $1,000 of Rider Death Benefit
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year four	$0.0009 per $1,000 of Rider Death Benefit
Policy Split Option Rider Charge†	Monthly	Maximum: $0.03 per $1,000 of Base Policy Specified Amount	Minimum: $0.01 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one	$0.022 per $1,000 of Base Policy Specified Amount
Extended No-Lapse Guarantee Rider Percent of Sub-Account Value Charge	Monthly	Maximum: 0.124% of Cash Value allocated to the Sub- Accounts	Minimum: 0% of Cash Value allocated to the Sub- Accounts
Representative: an Attained Age 55 male preferred non-tobacco and Attained Age 55 female, preferred non-tobacco and policy year one	Monthly	0.075% of Cash Value allocated to the Sub-Accounts
†
This charge will vary based upon the individual characteristics of the Insureds. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
1
The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
2
The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged.
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Policy Owner may periodically pay while the policy is In Force. Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the policy, including their annual expenses, may be found at the back of this document in Appendix A: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.11%	1.22%
Principal Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy Owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary. Policy Owners accessing the Cash Value could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the
15

Policy Owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A Policy Owner may not earn sufficient returns from the investment options offered by Nationwide in the policy and selected by the Policy Owner to pay the policy’s periodic charges in which case additional Premium payments may be required over the life of the policy to prevent Lapse. Policy guarantees that exceed the value in the Variable Account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. As such, the Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The Policy Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Policy Owner intends to pay and when. The Policy Owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant market decline, additional Premium may be required to meet a Policy Owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease, see Lapse. Lapse may also have adverse tax consequences if the policy has outstanding Indebtedness.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables which are greater than or equal to the highest possible rates for Insureds with the least favorable underwriting characteristics for charge rates that vary based upon the individual characteristics of the Insureds, see Fee Table and Standard Policy Charges.
Risk of Allocating Cash Value to the Fixed Account
Interest credited to, and availability of, Cash Value allocated to the Fixed Account is subject to Nationwide’s financial strength and claims paying ability. The Policy Owner assumes the risk that interest credited to the Fixed Account may not exceed the Fixed Account’s guaranteed minimum interest crediting rate, see Minimum Guaranteed Interest Rate.
Interest credited to the Fixed Account alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
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Limitation of Access To Cash Value
A Policy Owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the Policy Owner may make transfers to and/or from the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A Policy Owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by visiting the website listed in Appendix A: Underlying Mutual Funds Available Under the Policy or contacting the Service Center, see Contacting the Service Center.
Investment Option Restrictions
Nationwide limits the Sub-Accounts available for allocation of Premium and transfers of Cash Value when the Extended No-Lapse Guarantee Rider is elected. Nationwide selected the available Sub-Accounts on the basis of factors associated with the underlying mutual funds' investment objectives, strategies, and risks, and Sub-Accounts were excluded from availability on the basis of similar considerations. In general, the permitted investment options are more conservative than those that are not permitted. By electing the Extended No-Lapse Guarantee Rider and accepting the investment option restrictions, Policy Owners may be foregoing investment gains that could otherwise be realized by investing in investment options that are not available under the Rider.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The Death Benefit Proceeds of a life insurance policy are includible in the gross estate of the Surviving Insured for federal income tax purposes if either (a) the Death Benefit Proceeds are payable to the executor of the estate of the Surviving Insured, or (b) the Surviving Insured possessed any incident of ownership in the policy. The death of both Insureds within three years of a policy assignment or other transfer may require inclusion of the Death Benefit Proceeds in the gross estate of the Surviving Insured. Also, the estate of the first Insured to die may be required to include the value of the policy if the first Insured possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations
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provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insureds may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the Policy Owner can contact the Service Center, see Contacting the Service Center.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to conduct its businesses or administer the policy (e.g., calculate unit values or process transactions).
Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI powered tools.
Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Policy Owners in the future.
In the event that policy administration or policy values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore policy values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to policies or policy values that result from the Policy Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Nationwide Life and Annuity Insurance Company
The policy is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.
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Nationwide VL Separate Account-G
Organization, Registration, and Operation
Nationwide VL Separate Account-G (the Variable Account) is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the Variable Account to support other variable life insurance policies that it issues. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the Variable Account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the Variable Account's management or investment practices or policies.
The Variable Account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the Variable Account will be credited to, or charged against, the Variable Account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the Variable Account's assets to pay any of its liabilities other than those arising from the policies or other policies supported by the Variable Account. Nationwide will hold assets in the Variable Account equal to its liabilities. The Variable Account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this Variable Account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding underlying mutual fund. A Policy Owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•
remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•
substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•
transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•
combine the Variable Account with other separate accounts, and/or create new separate accounts;
•
deregister the Variable Account under the 1940 Act, or operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•
modify the policy provisions to reflect changes in the Sub-Accounts and the Variable Account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this Variable Account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the Policy Owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the Policy Owner received notification of a material change in the investment policy of the Variable Account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)
shares of a current underlying mutual fund are no longer available for investment; or
(2)
further investment in an underlying mutual fund is inappropriate.
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Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected Policy Owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister Nationwide VL Separate Account-G under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no outstanding policies supported by the Variable Account or for any other purpose approved by the SEC.
All Policy Owners will be notified in the event Nationwide deregisters Nationwide VL Separate Account-G.
Voting Rights
Although the Variable Account owns the mutual fund shares, Policy Owners are entitled to certain voting rights in the underlying mutual fund shares of the Sub-Accounts to which they have assets allocated. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the underlying mutual fund shares held in the Variable Account only as instructed by Policy Owners and the owners of other policies.
When a shareholder vote occurs, a Policy Owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Policy Owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Policy Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Policy Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Policy Investment Options
Policy Owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Cash Value allocated to a Sub-Account will vary based on the Investment Experience of the corresponding underlying mutual fund in which the Sub-Account invests. There is a risk of loss of the entire amount invested.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
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Information about each underlying mutual fund, including its name, type, adviser and sub-adviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Policy. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Policy Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly available mutual fund. Policy Owners should not compare the performance of a publicly available mutual fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available mutual funds.
The particular underlying mutual funds available under the policy may change from time to time, see Information on Underlying Mutual Fund Service Fee Payments. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The Policy Owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a Policy Owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•
New Year's Day
•
Martin Luther King, Jr. Day
•
Presidents' Day
•
Good Friday
•
Memorial Day
•
Juneteenth National Independence Day
•
Independence Day
•
Labor Day
•
Thanksgiving
•
Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)
trading on the NYSE is restricted;
(2)
an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)
the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
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How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A Policy Owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the Policy Owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a Policy Owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with transfers, Premium, and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)
is the sum of:
●
the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
●
the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
●
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the Variable Account; and
(b)
is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Fixed Account
There is one general account option under this policy: the Fixed Account. Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in the Variable Account and other Nationwide separate accounts, and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and Policy Owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Note: Interest credited to the Fixed Account on a current basis in excess of the guaranteed minimum is not guaranteed. Nationwide may offer promotional rates for new issues and/or In Force policies that may not be sustainable for long periods of time. In addition, interest credited on a non-guaranteed basis varies over time, is rarely the same year-over-year, and may be limited to the guaranteed minimum for extended periods of time.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
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Minimum Guaranteed Interest Rate
Nationwide guarantees that Net Premium allocated and/or Cash Value transferred to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
The effective annual rate Nationwide declares for the Fixed Account will never be less than 1.00%. Contact the Service Center for information regarding current Fixed Account interest crediting rates, see Contacting the Service Center.
Interest Crediting Risks for Fixed Account
The Policy Owner assumes the risk that the actual credited interest rate may not exceed the guaranteed minimum interest crediting rate for the Fixed Account. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Cash Value transfers. Interest credited to the Fixed Account alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the Policy Owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account for details about restrictions that apply to transfers to and from the Fixed Account.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy Owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the Policy Owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the Policy Owner. The net result is that the Policy Owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Policy Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•
the dilution of the value of the investors' interests in the mutual fund;
•
mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•
increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy Owners remaining in the affected Sub-Account will bear any resulting increased costs.
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Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the Policy Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a Policy Owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter
Nationwide will mail a letter to the Policy Owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each policy starts with 0 transfer events each January 1. For restrictions on transfer events within two consecutive calendar quarters, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter.
Managers of Multiple Policies
Some financial professionals manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple Policy Owners. These multi-policy financial professionals may be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Policy Owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The Policy Owner will be notified if a transfer request is rejected.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)
request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Policy Owner;
(2)
request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Policy Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected Policy Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected Policy Owners in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the Policy Owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request, see Contacting the Service Center.
Fixed Account Restrictions
Transfers to and/or from the Fixed Account may be restricted as follows:
•
Transfers to and/or from may be prohibited during the first policy year; and
•
Only one transfer to may be permitted every 12 months.
Fixed Account Restrictions
Transfers to the Fixed Account may be restricted as follows:
•
Transfers to that exceed 25% of the Cash Value (as of the end of the prior Valuation Period) may not be permitted; and
•
Transfers to if the Fixed Account value is, or as a result would become, greater than 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•
Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•
by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•
by mail to Nationwide Life and Annuity Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•
by fax at 1-888-677-7393
•
by Internet at www.nationwide.com.
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Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Specification Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, Policy Owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a Policy Owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Under limited circumstances and at the request of the Policy Owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the Variable Account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the Variable Account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify Policy Owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the Policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
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It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the Variable Account, are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The Policy Owner may name a contingent owner who will become the Policy Owner if the Policy Owner dies before Proceeds become payable. Otherwise, ownership will pass to the Policy Owner's estate, if the Policy Owner is not the Surviving Insured.
Policy Owner Rights
The Policy Owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•
changing the Policy Owner, contingent owner, and beneficiary;
•
assigning, and/or exchanging the policy;
•
requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•
changing insurance coverage such as death benefit option changes, adding or removing Riders, decreasing the Base Policy Specified Amount, and/or decreasing any Long-Term Care Specified Amount
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the Policy Owner may name a different Policy Owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Surviving Insured dies while the policy is In Force. While the policy is In Force, a Policy Owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Surviving Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the Policy Owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Surviving Insured dies and before any Proceeds become payable. A Policy Owner may name more than one contingent beneficiary. Unless specified otherwise by the Policy Owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Community Property States
In community property states, the Policy Owner’s spouse may have a community property interest in the Proceeds of a life insurance policy even if the spouse is not a named party on the policy. Changes of beneficiary and/or ownership, assignment, and certain financial transactions may impede the spouse’s community property interest. The spouse may need to consent to these types of transactions. The Policy Owner should seek legal advice regarding the applicability of community property laws to the policy and whether spousal consent is necessary. Nationwide is not responsible for determining the applicability of community property laws to the policy.
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Purchasing a Policy
The policy is available for Insureds between the Attained Ages of 21 and 80. Generally, the two Insureds must have either a family (e.g. spouse, parent / child) or financial (e.g. business partners) relationship at the time the policy is issued. Coverage will not be impacted by a subsequent change in the Insureds’ relationship unless the Policy Split Option Rider was elected and is invoked as a result of the change, see Policy Split Option Rider. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide normally uses the medical or paramedical method to assign underwriting classes, which may require a medical examination. Nationwide may also offer an accelerated underwriting option with limited underwriting classes that generally does not require a medical examination, if the proposed Insureds qualify. If offered, prospective purchasers may opt out of accelerated underwriting for normal underwriting which can result in a more or less favorable underwriting classification and accordingly lower or higher policy charges. Generally, accelerated underwriting may result in higher policy charges for healthier insureds if they could otherwise qualify for a more favorable underwriting classification through normal underwriting. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Specification Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and both Insureds' Attained Ages, sexes, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage
Insurance coverage requires that the Insureds meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is issued while both Insureds are alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown in the Policy Specification Pages. Nationwide begins deducting policy charges on the Policy Date. Changes in the Base Policy Specified Amount (which may only be requested after the first policy year) will be effective on the next Policy Monthaversary after Nationwide approves the change request.
Insurance coverage will end upon the Surviving Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Base Policy Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Base Policy Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
Under state law a Policy Owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
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In order to cancel the policy during the right to cancel period, a Policy Owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued (i.e., Nationwide will cancel and void it).
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Sub-Account Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the Policy Owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $25. Upon request, Nationwide will furnish Premium payment receipts. Policy Owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•
Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•
Nationwide will refund Premium payments that exceed the applicable Premium limit established by the Code to qualify the policy as a contract for life insurance. Refunds of Premium will be processed from the policy investment options in the order described in How Monthly Charges are Deducted.
•
Nationwide will monitor Premiums paid and will notify Policy Owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•
Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Premium payments will be allocated to the Sub-Accounts and Fixed Account according to the allocation instructions in effect at the time the Premium is received, subject to the limitation that Nationwide may refuse Premium allocations, including initial Premium, to the Fixed Account if Cash Value allocated to the Fixed Account is, or as a result would become, greater than 50% of a policy’s total Cash Value.
The Policy Owner may change how future Premium will be allocated at any time while the policy is In Force by notifying Nationwide in writing.
Conditional Reduction of the Cost of Insurance Rate
The policy is eligible for a reduction of the cost of insurance rate if:
(1)
Death Benefit Option 1 is in effect on the Policy Date and has not been changed; and
(2)
an accumulated Premium test (described below) is met on certain testing dates beginning with the eligibility date stated in the Policy Specification Pages.
Eligibility for the cost of insurance rate reduction ends if the accumulated Premium test is not met on the 35th policy anniversary or upon termination of the policy, see Terminating the Policy.
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The accumulated Premium test is met if on the test dates the total Premium paid minus any loans, partial surrenders, or Returned Premium is greater than or equal to the sum of the required monthly Premium in effect for each respective month, including any period of lapse. If the accumulated Premium test is satisfied on the 35th policy anniversary, testing will continue each month using the accumulated Premium value calculated on the 35th policy anniversary. If on the 35th policy anniversary the accumulated Premium test is not met, eligibility for the reduction will terminate and testing will stop.
The required monthly Premium varies by the Insureds' sexes, Issue Ages and underwriting classifications, the Base Policy Specified Amount, elected Riders and any coverage changes. The required monthly Premium is stated in the Policy Specification Pages. The guaranteed minimum reduction factor is 15%. Any cost of insurance rate reduction applied will not be recaptured for any reason.
Nationwide may discontinue offering this cost of insurance rate reduction at any time on a prospective basis for new issues.
The cost of insurance rate reduction, if earned, will be calculated and applied as follows:
•
Beginning on the eligibility date stated in the Policy Specification Pages and each Policy Monthaversary thereafter while the policy remains eligible, is In Force, and the accumulated Premium test is met, Nationwide will apply the cost of insurance rate reduction.
•
The cost of insurance rate reduction is calculated by multiplying the cost of insurance rates for the policy by the reduction percentage. The cost of insurance rate reduction is then subtracted from the otherwise applicable cost of insurance rates. These reduced rates are then used to determine the cost of insurance charges, see Cost of Insurance Charge.
There is no separate additional charge for this reduction feature, Nationwide will provide it through a reduction in its profit.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•
the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•
amounts allocated to the Fixed Account, including credited interest; and
•
amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders and Returned Premium.
Changing the Amount of Insurance Coverage
After the first policy year, the Policy Owner may request to change the Base Policy Specified Amount. To change the Base Policy Specified Amount, the Policy Owner must submit in good order, a written request to the Service Center. Changes to the Base Policy Specified Amount will become effective on the next Policy Monthaversary after Nationwide approves the request unless the Policy Owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value, Lapse protection provided by the Guaranteed Policy Continuation Provision, or Lapse protection provided by the Extended No-Lapse Guarantee Rider, if elected, would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Base Policy Specified Amount changes to one increase and one decrease each policy year. Changes to the Base Policy Specified Amount will typically alter the Death Benefit.
Increases
To increase the Base Policy Specified Amount, the Policy Owner must provide satisfactory evidence of insurability. The Insureds must both be living and Attained Age 80 or younger at the time of the request. Any request to increase the Base Policy Specified Amount must be at least $10,000. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and
30

because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require the Policy Owner to make larger or additional Premium payments in order to avoid Lapsing the policy. A separate additional Per $1,000 of Specified Amount Charge and surrender charge schedule will also apply to the amount of the Base Policy Specified Amount increase.
Decreases
The Policy Owner may request to decrease the Base Policy Specified Amount. Nationwide applies Base Policy Specified Amount decreases to the most recent Base Policy Specified Amount increase and continues applying the decrease backwards while still maintaining the original Base Policy Specified Amount. Decreases to the Base Policy Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown in the Policy Specification Pages. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Right of Conversion
Within 24 months of the Policy Date, or longer if required by state law, a Policy Owner may elect to transfer 100% of the policy’s Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to such transfers and no surrender charge will be assessed.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•
transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts;
•
any asset rebalancing service and dollar cost averaging programs will no longer be available. Asset rebalancing and/or dollar cost averaging programs in effect prior to the conversion will terminate;
•
a percent of Sub-Account value charge will no longer be deducted; and
•
all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Surviving Insured dies, the policy reaches the Maturity Date and is not extended (see Policy Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The Policy Owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the Policy Owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the Policy Owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to Policy Owners upon request. Nationwide will also send quarterly and annual statements that show:
•
the Base Policy Specified Amount;
•
Premiums paid;
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•
all charges since the last report;
•
the current Cash Value;
•
the Cash Surrender Value; and
•
Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Policy Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the policy. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. Copies may be obtained by contacting the Service Center. At any time after the first policy year, Policy Owners may ask for an illustration of future benefits and values under the policy, see Service Fee.

IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Policy Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Policy Owner(s). Household delivery will continue for the life of the policies. A Policy Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Other Benefits Available Under the Policy
In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table. The availability of policy benefits may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations).
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the No-Lapse Guarantee Period, the policy will not Lapse if Premium requirements are satisfied	Standard
● The No-Lapse Guarantee Monthly Premium can
change due to action by the Policy Owner
● When the No-Lapse Guarantee Period ends, the
policy may be at risk of Lapse
● Duration of the benefit period varies based on the
younger Insured’s Issue Age
See Guaranteed Policy Continuation Provision

Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
● Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
● Transfers may not be directed to the Fixed Account
● Transfers from the Fixed Account must be no more
than 1/12th of the Fixed Account value at the time
the program is elected
● Nationwide may modify, suspend, or discontinue
these programs at any time
● Transfers are only made monthly
See Policy Owner Services

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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Enhanced Dollar Cost Averaging	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	Standard
● Only available at the time of application, and only
initial Premium is eligible for the program
● Extended No-Lapse Guarantee Rider Advantage
Program is not available when Enhanced Dollar
Cost Averaging is elected
● Transfers are only permitted from the Fixed Account
● Transfers are only made monthly and only for the
first policy year
See Policy Owner Services

Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	● Assets in the Fixed Account are excluded from the program ● Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
● Only available to policies that are not modified
endowment contracts
● Policy Owners are responsible for monitoring the
policy to prevent Lapse
● Program will terminate upon the occurrence of
specified events
● Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
● Subject to eligibility requirements to invoke the
Rider
● Election to invoke is irrevocable
● Once invoked, all other Riders terminate
● Cash Value will be transferred to the Fixed Account
and may not be transferred out
● No further loans or partial surrenders may be taken
from the policy

Long-Term Care Rider	Accelerates a portion of the Base Policy Specified Amount for qualified long-term care services for one or both Insureds	Optional
● Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
● Insureds must be between Attained Age 35 and 80
when the Rider is elected
● Long-Term Care Specified Amount elected for a
covered Insured must be at least 10% of the Base
Policy Specified Amount and no more than the
lesser of 50% of the Base Policy Specified Amount
or the maximum dollar amount Nationwide is
offering when the policy is issued
● Subject to maximum monthly benefit
● Subject to eligibility requirements to invoke the
Rider
● Subject to an elimination period, a 90-day waiting
period, before benefits are paid
● Written notice of claim is required
● Benefit associated with the Rider may not cover all
long-term care costs incurred
● While benefit is being paid no loans or partial
surrenders may be taken from the policy

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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Four Year Term Insurance Rider	Adds an elected percentage of the Base Policy Specified Amount to the Death Benefit	Optional
● Rider only available to be elected at the time of
application
● Rider benefit limited to the elected percentage from
10% to 122.22% of the Base Policy Specified
Amount on the Policy Date reduced by any
decreases
● The Surviving Insured must die while the Policy is
In Force and within four years of the Policy Date
● If the Surviving Insured commits suicide within two
years from the Policy Date, the benefit will be
limited to the total charge deducted for this Rider
● The Policy Owner may not change, increase, or
decrease the Four Year Term Insurance Rider
Specified Amount
● The Rider terminates if either the Extended No-
Lapse Guarantee Rider or the Policy Split Option
Rider is invoked

Policy Split Option Rider	Allows Policy Owner to exchange the policy for two non-term individual life insurance policies without additional evidence of insurability	Optional
● Rider only available to be election at the time of
application
● Can only be invoked upon the occurrence of one of
two limited events: certain marriage terminations or
certain federal tax law changes
● The Policy Owner must provide Nationwide with
written notice of a qualifying event within 12 months
of its occurrence
● Cannot be invoked during a Grace Period, after one
Insured has died, or when the older Insured
reaches Attained Age 80
● Rider must be terminated to add Long-Term Care
Rider after the policy is issued

Extended No-Lapse Guarantee Rider	Provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended	Optional
● Rider only available to be elected at the time of
application for policies with Death Benefit option 1
● If the Death Benefit is changed from Death Benefit
Option 1 this Rider will terminate
● Policy must be managed as illustrated to maintain
the Rider’s no-lapse guarantee
● Available variable investment options are limited

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Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Extended No-Lapse Guarantee Rider Advantage Program	To provide a reduced percent of Premium no-lapse guarantee charge factor rate if Program requirements are met	Optional
● Only available to be elected at the time of
application when the Extended No-Lapse
Guarantee Rider is elected
● Only Premium received during the first policy year
in excess of a designated dollar amount receives
the reduced charge factor rate
● All Premium received during the first policy year is
applied to the program’s originating Sub-Account
● Transfers are only made monthly from the date the
initial Premium is applied and the program
terminates after 60 transfers
● Available investment options to receive program
transfers are limited to the options available under
the Extended No-Lapse Guarantee Rider
● Enhanced dollar cost averaging is not available
when the Advantage Program is elected
● Program Value is not available to participate in
dollar cost averaging, asset rebalancing programs,
or Directed Monthly Deductions
● Requested termination of the program is not
permitted without first terminating the Extended No-
Lapse Guarantee Rider

Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insureds. Each Insured is assigned to an underwriting classification based upon his/her Attained Age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The Policy Owner can request an illustration of specific costs and/or see the Policy’s Specification Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Specification Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insureds of the same Issue Age, sex, rate class, rate type, any Substandard Rating, and Base Policy Specified Amount, and elected Riders and optional features, whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see Fee Table.
How Monthly Charges are Deducted
The Percent of Sub-Account Value Charge is deducted proportionally from the Cash Value in the Sub-Accounts, unless Directed Monthly Deductions are elected. All other monthly charges, unless the Policy Owner elects Directed Monthly Deductions, are taken from the policy investment options successively until each is exhausted in the following order: first proportionally from the Sub-Accounts, then from the Fixed Account. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by
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dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how loan interest is credited and charged, see Policy Loans.
Percent of Premium Charge
Nationwide deducts a Percent of Premium Charge from each Premium payment applied to a policy. The Percent of Premium Charge is intended to compensate Nationwide for federal and state taxes including Premium taxes, distribution expenses, expenses related to the sale and issuance of the policy, funding the required reserve associated with the policy, and to provide a margin for profit. The Premium tax component is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
The Percent of Premium Charge rate may vary by the length of time since the Policy Date, the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples, any monthly flat extra ratings, the Base Policy Specified Amount and coverage provided by any elected riders, and Premium paid. Currently, the Percent of Premium Charge rate is a stipulated percentage that does not vary based on individual characteristics.
On a guaranteed basis, the maximum Percent of Premium Charge rate is 12%. Currently, Nationwide charges 6% of each Premium.
Nationwide may waive some or all of the Percent of Premium Charge on the initial Premium paid into a policy as part of a Nationwide sponsored exchange program to another Nationwide policy as permitted under the securities laws and/or rules or by order of the SEC.
Service Fees
Nationwide may charge a fee to cover the administrative cost of processing certain Policy Owner service requests such as requests for:
•
policy loans;
•
copies of transaction confirmations and statements; and
•
illustrations of future benefits and values.
Although Nationwide currently waives service fees, it may elect in the future to assess a service fee. The guaranteed maximum service fee is $25.00 per request. Service fees are not deducted from the policy and must be paid by check or money order at the time the service is requested. In the event Nationwide charges a fee for an illustration of future benefits and values, one report per policy year will be provided free of charge.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.
Surrender Charge
A surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified Amount, as described below. Surrender charges are deducted from the policy investment options in the same order as monthly deductions are taken, see How Monthly Charges are Deducted. The surrender charge is intended to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability, and establishing policy records, with a margin for profit and overall expenses.
The Base Policy Specified Amount in effect on the Policy Date and any increase of the Base Policy Specified Amount (referred to as segments) will each have their own separate surrender charge table in the Policy Specification Pages. The surrender charge for each Base Policy Specified Amount segment, when added together, will equal the total surrender charge.
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The surrender charge for each Base Policy Specified Amount segment of coverage may vary by the Insureds’ Attained Ages, sexes, rate classes, rate types, any Substandard Rating, and the segment's Specified Amount on the Policy Date or date an increase segment becomes effective, and length of time a segment has been in effect.
Generally, surrender charges will be greater for Insureds who are older or have a tobacco rate type and less for Insureds who are younger or have a non-tobacco rate type. For a given Insured, larger Base Policy Specified Amounts will produce greater surrender charges. A Policy Owner should request an illustration from his/her financial professional to determine how various levels of coverage impact the policy’s surrender charge.
The actual surrender charge assessed decreases each policy year over a period of time determined by the younger Insured’s Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase, as follows:
•
fifteen policy years if the Attained Age of the younger Insured is 65 or less when a segment of coverage is issued;
•
the surrender charge period is reduced by one-year for each one-year increase in the younger Insured’s Attained Age between 65 to 70 when a segment of coverage is issued; and
•
the surrender charge period will be 10 policy years when the younger Insured’s Attained Age is 70 or greater,
The amount by which the surrender charges decrease each policy year during the applicable surrender charge period is based on the Insureds’ Attained Ages, sexes, the Base Policy Specified Amount, death benefit option, and underwriting classes on the Policy Date or effective date of a Base Policy Specified Amount increase.
When considering the potential impact of surrender charges, the Policy Owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate Death Benefit coverage.
Base Policy Specified Amount Decrease
For purposes of determining the applicable surrender charge, requested decreases of the Base Policy Specified Amount will be treated as coming from the most recent increase first. Partial decreases of the Base Policy Specified Amount will result in a proportional surrender charge deduction.
Base Policy Specified Amount decreases that occur as a result of a partial surrender or change in death benefit option will not be assessed a surrender charge at the time of the policy change. Instead, the surrender charge associated with the policy change will be deferred and will continue to reduce over time. If the policy is subsequently terminated by a complete surrender or Lapse, all surrender charges, including any deferred surrender charge, will be deducted.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted monthly as described in How Monthly Charges are Deducted. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits to be paid under the policy, compensation for assuming Lapse and investment risks, with a margin for profit and overall expenses.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The Cost of Insurance Charge rates range between $0.00 per $1,000 of Net Amount At Risk and $83.34 per $1,000 of Net Amount At Risk. The Net Amount At Risk for an In Force policy will vary by factors including the Base Policy Specified Amount, death benefit option, elected life insurance qualification test, and the policy’s Cash Value, including Investment Experience, interest crediting, payment of Premium, partial surrenders, and policy and Rider charges. The cost of insurance rate will vary by the Insureds’ sexes, Issue Ages, underwriting classes, any Substandard Ratings, how long the policy has been In Force, death benefit option, and the Base Policy Specified Amount. The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insureds' Attained Ages and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown in the Policy Specification Pages.
The policy may be eligible for a reduction of the cost of insurance rate, see Conditional Reduction of the Cost of Insurance Rate.
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Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of an Insured through the underwriting process. If the activities or occupation of an Insured cause an increased health or accident risk, it may result in an Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to an Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and each Policy Monthaversary. The monthly Flat Extra Charge is between $0.00 and $2.09 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Specification Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge shown in Fee Table.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same Attained Age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount, if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Percent of Sub-Account Value Charge
The percent of Sub-Account value charge is deducted monthly as described in How Monthly Charges are Deducted. The charge may vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge is intended to compensate Nationwide for assuming the risk associated with mortality, operational expenses, regulatory changes, and state and federal taxes, with a margin for profit and overall expenses. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
The maximum guaranteed percent of Sub-Account value charge is equal to an annualized rate of 0.50% of all Cash Value allocated among the policy’s Sub-Accounts for all policy years. The percent of Sub-Account value charge that is currently assessed is equal to an annualized rate of 0.10%.
Administrative Per Policy Charge
An administrative charge is deducted monthly as described in How Monthly Charges are Deducted. The charge is intended to compensate Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $10 per month in all policy years. The maximum guaranteed charge is $20 per month in all policy years.
Per $1,000 of Specified Amount Charge
A per $1,000 of Specified Amount charge is deducted monthly as described in How Monthly Charges are Deducted. The per $1,000 of Specified Amount charge is intended to compensate Nationwide for expenses associated with sales, underwriting, distribution, and issuance of the policy, with a margin for profit and overall expenses.
The Base Policy Specified Amount in effect on the Policy Date and any increase of the Base Policy Specified Amount will each have their own respective charge rate. The per $1,000 of Specified Amount charge is calculated by multiplying the Base Policy Specified Amount in effect on the Policy Date, and effective dates of any Base Policy Specified Amount increase, by the applicable charge rate. Unless there is a reprice of current charge rates for In Force policies, the charge rate in effect on the Policy Date, and effective dates of any Base Policy Specified Amount increases, will not change for the life of the policy regardless of any changes to the policy. The guaranteed maximum charge rate is stated in the Policy Specification Pages. On a current basis, Nationwide may charge less than the guaranteed maximum rate.
The monthly per $1,000 of Specified Amount charge rate for each Base Policy Specified Amount segment of coverage may vary by the Base Policy Specified Amount, death benefit option, the length of time since the Policy Date or effective date of a Base Policy Specified Amount increase, and the Insureds' Attained Ages, sexes, rate classes, rate types, and any Substandard Ratings in effect on the Policy Date or effective date of an increase.
Monthly per $1,000 of Specified Amount charge rates are generally lower for Insureds who are younger and in good health and policies with larger Base Policy Specified Amounts. A Policy Owner should request an illustration from his/her financial professional to determine how various levels of coverage, and death benefit option impact the cost of the policy.
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The per $1,000 of Specified Amount charge is calculated by dividing the Base Policy Specified Amount in effect on the Policy Date, and the amount of each increase in the Base Policy Specified Amount at the time the segment of coverage was created, by $1,000. The results are then multiplied by the applicable respective charge rates. The per $1,000 of Specified Amount charges for each Base Policy Specified Amount segment, when added together, will equal the total monthly per $1,000 of Specified Amount charge. The charge for a segment of coverage will not be reduced or removed even if the associated segment of coverage is later decreased or removed.
Nationwide may assess the monthly per $1,000 of Specified Amount charge in all policy years on a guaranteed basis. Currently, the charge is assessed for 15 years measured from the Policy Date for the initial Base Policy Specified Amount or the effective date of any increase of the Base Policy Specified Amount.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy Owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy Owners may visit the website listed in Appendix A: Underlying Mutual Funds Available Under the Policy or contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (Percent of Premium Charge, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Additionally, when the policy is purchased through a distributor that generally has lower associated policy expense characteristics due to commission arrangements and/or total Premium, Nationwide may reduce one or more policy charges. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total Premium Nationwide expects to receive; the total Cash Value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be In Force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy Owners should consult with a financial professional about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to Policy Owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
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Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package paid to broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total Premium based compensation will not exceed the maximum of (145% of Premiums paid during the first two Policy Years up to the Commissionable Target Premium, plus 6% of any Premium paid in excess of the Commissionable Target Premium during the first two Policy Years, and 5% of Premium paid after the second Policy Year). Commission may also be paid on a levelized basis. If a levelized commission is paid, it will not exceed 75% of first year Premium and 25% of renewal Premium after the first year. Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of Premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy Owners should consult the financial professional to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Policy Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund each business day. The Variable Account (not the Policy Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing Policy Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•
Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
40

•
Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). If consistent with applicable law, such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2025, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.50% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services, as described above; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Policy Owners, see Variable Investment Options and Addition, Deletion or Substitution of Mutual Funds.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy Owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses will result in lower policy investment performance.
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Policy Riders and Rider Charges
Policy Owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see Fee Table. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Some Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider with a monthly charge is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the Policy Owner requests and Nationwide approves a different date. Some Riders assess a one-time charge upon invoking the Rider.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see Fee Table.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals and Loans.
Overloan Lapse Protection Rider II
A Policy Owner is able to prevent the policy with Indebtedness from Lapsing due to the combination of Indebtedness and any long-term care benefits paid by invoking the Overloan Lapse Protection Rider II, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider II. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies, regardless of the elected life insurance qualification test, will automatically receive the Overloan Lapse Protection Rider II (state law permitting).
The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed.
Eligibility
The Policy Owner is eligible to invoke the Rider upon meeting the following conditions:
•
The policy has Indebtedness, and the Indebtedness plus the total amount of any long-term care benefits paid reaches a certain percentage of the policy's Cash Value (the percentage will vary based on the Insured’s Attained Age, and will range from 94% to 99% for policies for which the guideline premium/cash value corridor life insurance qualification test is elected and from 81-98% for policies for which the cash value accumulation life insurance qualification test is elected);
•
The younger Insured is, or would have been, Attained Age 65 or older;
•
The 15th policy anniversary has been reached, regardless of any period of Lapse, and the policy is currently In Force; and
•
For policies for which the guideline premium/cash value corridor life insurance qualification test is elected, all amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.
The first time the policy's Indebtedness plus the total amount of any long-term care benefits paid reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
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Impact on Other Riders and the Policy
When this Rider is invoked, all other In Force Riders will terminate. An election to invoke the Overloan Lapse Protection Rider II is irrevocable.
Additionally, Nationwide will adjust the policy as follows:
(1)
If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)
The Base Policy Specified Amount will be adjusted to equal the lesser of: (1) the Base Policy Specified Amount immediately before the Rider was invoked; or (2) the Base Policy Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Base Policy Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)
Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider II charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Base Policy Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value component. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume the policy is currently In Force and the following:
● The policy was issued with the cash value accumulation life insurance qualification test
● The younger Insured’s Attained Age is 77
● Policy is in its 23rd policy year
● Death Benefit Option 2
● Base Policy Specified Amount: $500,000
● Indebtedness: $195,000
● Long-term care benefits paid: $120,000
● Cash Value: $375,000
● Applicable age-based factor for determining rider charge: 14.7%
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will be changed from Death Benefit Option 2 to Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $55,125 ($375,000 x 14.7%) and will be deducted from the Cash Value, reducing the Cash Value to $319,875 ($375,000 - $55,125)
(3) The non-loaned Cash Value $124,875 ($319,875 - $195,000) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(4) The policy loan account ($195,000) will continue to earn interest at the policy's loan crediting rate.
(5) The Indebtedness ($195,000) will continue to grow at the policy’s loan interest charged rate.
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(6) After this Rider is invoked, no other changes to the policy can be made.
Overloan Lapse Protection Rider II Charge
The Overloan Lapse Protection Rider II Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and a factor ranging from 0.15% to 18.50%, based on the Attained Age the younger Insured is or would have been when this Rider is invoked and shown in the Policy Specification Pages. The age-based factor will vary based upon the elected life insurance qualification test.
If the Cash Value, less the sum of Indebtedness and the total amount of any long-term care benefits paid, is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Long-Term Care Rider
Availability
This Rider is only available for new or In Force policies in states where it is approved. Contact the Service Center for information regarding availability, see Contacting the Service Center.
For policies with Insureds with Attained Ages between 35 and 80 and subject to state availability and Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force to cover one or both of the Insureds. Underwriting and approval of the Rider are separate and distinct from underwriting and approval of the policy. Therefore, it is possible that the underwriting risk class for the Rider could differ from the policy or that an Insured could qualify for the policy and still be declined for this Rider.
There is a right to cancel associated with this Rider. Within 30 days of receipt of the Rider, the Policy Owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be credited to the policy, see Right to Cancel (Examination Right).
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of minimum Death Benefit Proceeds, see Minimum Long-Term Care Rider Death Benefit Proceeds. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Rider applicable to the policy, see Contacting the Service Center.
Long-Term Care Rider Benefit
The benefit associated with the Rider is that, upon a covered Insured meeting certain eligibility requirements, the Policy Owner is paid a monthly benefit, see Invoking the Rider. Benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Surrender Value and Death Benefit. The benefits paid under this Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the Policy Owner, see Taxes. See a tax advisor about the use of this rider. The benefit associated with the Rider may not cover all long-term care costs incurred. The Long-Term Care Rider has no Cash Surrender Value and no loan value.
The Long-Term Care Specified Amount elected for a covered Insured must be at least 10% of the Base Policy Specified Amount and no more than the maximum dollar amount stated in the Policy Specification Pages, which is equal to the lesser of 50% of the Base Policy Specified Amount or the maximum dollar amount of Long-Term Care Specified Amount Nationwide is offering at the time the policy is issued. The maximum lifetime benefit and maximum monthly benefit are subject to change if there are changes to a covered Insured’s Long-Term Care Specified Amount, Base Policy Specified Amount, changes to the Health Insurance Portability and Accountability Act per diem amount, or Indebtedness.
A covered Insured’s maximum lifetime benefit is the lesser of that covered Insured’s Long-Term Care Specified Amount or, if there is Indebtedness, the lesser of (1) or (2) where:
(1)
is each covered Insured’s Long-Term Care Specified Amount, respectively, minus the result of, a. divided by b. timed c, where:
(a)
is that covered Insured’s Long-Term Care Specified Amount;
(b)
is the sum of the covered Insureds’ Long-Term Care Specified Amounts; and
(c)
is the greater of
44

(i)
zero; or
(ii)
Indebtedness plus the Total Long-Term Care Benefit Value minus the Base Policy Specified Amount; and
(2)
is the Base Policy Specified Amount minus any Indebtedness.
The maximum monthly benefit, which is determined by Nationwide at the time of benefit payment, will be the lesser of:
(1)
2% of a covered Insured’s Long-Term Care Specified Amount;
(2)
two times the per diem amount allowed by the Health Insurance Portability and Accountability Act, as amended, times thirty; or
(3)
1/12 of a covered Insured’s maximum lifetime long-term care benefit, which is the lesser of that covered Insured’s Long-Term Care Specified Amount or the Base Policy Specified Amount minus Indebtedness
A Policy Owner may request to receive a monthly benefit less than the maximum monthly benefit subject to any minimum monthly benefit stated in the Policy Specification Pages. Choosing a lesser amount could extend the length of the benefit period of the Rider. However, the monthly benefit is not cumulative; taking less than the maximum monthly benefit in one month does not increase the monthly benefit amount available in succeeding months.
Example:
Assume a covered Insured’s Long-Term Care Specified Amount is $400,000. If the
invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Policy Owner can choose a monthly benefit up to 2% of the Long-Term Care
Specified Amount ($400,000 x 2%=$8,000). If there is no Indebtedness, this monthly benefit will be paid until either the covered Insured no longer meets the eligibility requirements or the entire $400,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to a covered Insured’s maximum lifetime benefit.

Long-Term Care Specified Amount Increases or Decreases
Increases to a covered Insured’s Long-Term Care Specified Amount are permitted, subject to Nationwide’s underwriting approval and the maximum permitted dollar amount of Long-Term Care Rider Benefit stated in the Policy Specification Pages.
Decreases to a covered Insured’s Long-Term Care Specified Amount are permitted, subject to the 10% of Base Policy Specified Amount minimum. A covered Insured’s Long-Term Care Specified Amount after a decrease must also be no less than any Long-Term Care Rider benefits paid for that covered Insured.
Impact of Base Policy Specified Amount Increases and Decreases
Increases to the Base Policy Specified Amount will not result in an automatic increase to a covered Insured’s Long-Term Care Specified Amount. Requests to increase the Base Policy Specified Amount that will result in a covered Insured’s Long-Term Care Specified Amount being less than the 10% of the Base Policy Specified Amount minimum will require a request to increase that Insured’s Long-Term Care Specified Amount, subject to Nationwide’s underwriting approval. If the request to increase the covered Insured’s Long-Term Care Specified Amount is not approved, the request to increase the Base Policy Specified Amount will also not be approved.
Partial surrenders and requests to decrease the Base Policy Specified Amount will result in an automatic reduction to a covered Insured’s Long-Term Care Specified Amount when such request will cause that covered Insured’s Long-Term Care Specified Amount to exceed 50% of the Base Policy Specified Amount. However, requested Base Policy Specified Amount decreases or partial surrenders will not be permitted when:
(1)
the Base Policy Specified Amount decrease would cause an Insured’s Long-Term Care Specified Amount to be less than the Long-Term Care Rider benefits already paid for that Insured; or
(2)
the Base Policy Specified Amount would be decreased below two times the total benefit amount already paid for the Insured for whom the greatest of amount Rider benefit has been paid.
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Invoking the Rider
To invoke this Rider, a covered Insured must be certified by a licensed health care practitioner within the previous twelve months as: (1) having a severe cognitive impairment or (2) unable to perform without substantial assistance least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The covered Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. At least every twelve months, the covered Insured must be recertified and an updated plan of care submitted. Nationwide has the right to verify that all of the criteria for eligibility have been satisfied, including review of the covered Insured's medical records and physical examinations of the covered Insured.
In addition, a 90-day waiting period beginning the day after a covered Insured begins receiving qualified long-term care services, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. If a covered Insured does not require qualified long-term care services over a continuous 90-day period, separate periods may be accumulated to satisfy the elimination period, but must be accumulated within a continuous period of 730 days. The elimination period must be satisfied only once by a covered Insured, each Insured respectively if both are covered, while the Rider is in effect.
Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date.
Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.
After the elimination period, while Long-Term Care Rider benefits are being paid, the following are not permitted: new policy loans (existing policy loans reduce the total amount available for long-term care benefits, but do not impact eligibility to invoke this Rider), partial surrenders, changes to the Base Policy Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:
•
Waiver of the Long-Term Care Rider Charge: The Long-Term Care Rider charge for a covered Insured will be waived while Long-Term Care Rider benefits are being paid for that covered Insured; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.
•
Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for this Rider and other In Force Riders. Premium requirements for any no-lapse guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing.
•
Death Benefit: If the policy is not being kept In Force by the Rider's policy Lapse protection feature at the time of the Surviving Insured's death, the total amount of Rider benefits paid will be subtracted from the Base Policy Specified Amount or Cash Value in calculating the Death Benefit.
If the policy is being kept In Force by the Rider's policy Lapse protection feature at the time of the Surviving Insured's death, the total amount of Rider benefits paid will be subtracted from the Total Long-Term Care Benefit Value or Cash Value in calculating the Death Benefit. This will reduce the Death Benefit, unless the Total Long-Term Care Rider Benefit Value equals the Base Policy Specified Amount and no benefits have been paid under this Rider. To avoid a potential reduction of the Death Benefit due to the Rider’s policy lapse protection feature, the Policy Owner can continue to pay sufficient Premium to keep the policy In Force without relying on the Policy Lapse Protection feature.
•
Reinstatement: In addition to the terms of reinstatement provided for under the policy, if the policy Lapses while this Rider is In Force and a covered Insured had cognitive impairment or loss of functional capacity, it may be reinstated within five months without submission of new proof of insurability. Payment of Premium is required as described in Reinstatement.
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•
Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of long-term care benefits paid at the time a request is received.
Claims
Written notice of a claim must be given within 30 days after a covered Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms a covered Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy Owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for a qualifying covered Insured.
If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The Policy Owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have a covered Insured examined as often as it may reasonably require while Long-Term Care Rider benefits are being paid for that covered Insured.
Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse.
Long-Term Care Referral Service
If the Rider is elected, the Policy Owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Termination of Coverage
A covered Insured’s coverage terminates when that Insured dies. The Rider will terminate when the Overloan Lapse Protection Rider II or the Policy Split Option Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of an Insured’s coverage, Rider benefits will no longer be available for that Insured, except as described below, and the applicable Rider charge will no longer be assessed. However, the total amount of Rider benefits paid prior to termination will continue to be used in calculation of other policy benefits, as described above.
Long-term care benefits can be claimed after termination, if a covered Insured was receiving care in a long-term care facility on the date of termination. Eligibility and claims requirements must be met. Payments for the applicable Insured will end when their maximum lifetime benefit has been paid.
Long-Term Care Rider Charge
There is a separate monthly charge deducted from the Cash Value for each covered Insured. The charge compensates Nationwide for providing long-term care benefits upon a covered Insured meeting certain eligibility requirements. The monthly Rider charge is the product of a per $1,000 of Long-Term Care Specified Amount charge rate and the Long-Term Care Specified Amount for each covered Insured. Each increase of a covered Insured’s Long-Term Care Specified Amount will have its own associated charge rate. The long-term care cost of insurance rates are based on Nationwide’s expectations as to a covered Insured’s potential need for long-term care over time and will vary by a covered Insured's sex, Issue Age, rate class, rate type, rate class multiple, and the effective date of coverage.
The Long-Term Care Rider charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. The monthly charge for a covered Insured terminates at Attained Age 100 or upon termination of coverage for the covered Insured.
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Four Year Term Insurance Rider
This Rider is only available for election at the time of application. The benefit provided by the Four Year Term Insurance Rider is an additional Death Benefit Nationwide will pay to the beneficiary, to help offset any additional estate tax upon receiving proof that the Surviving Insured died while the policy was In Force and the Rider was in effect. The Rider's term is four years from the Policy Date. The maximum Four Year Term Insurance Rider Specified Amount that can be elected is 122.22% of the Base Policy Specified Amount and the minimum is 10%. The Policy Owner may not change, increase, or decrease the Four Year Term Insurance Rider Specified Amount after the Policy Date.
Example:
Assume the following:
● Base Policy Specified Amount is $500,000
● Death Benefit Option 2
● Cash Value is $40,000
● Four Year Term Insurance Rider Specified Amount is $611,100 ($500,000 x 122.22%)
● No Indebtedness
● No Long-Term Care Rider benefits have been paid
● Neither the Extended No-Lapse Guarantee Rider nor the Policy Split Option Rider have been invoked
If the Surviving Insured dies within the first four policy years and the Surviving Insured did not commit suicide within the first two years from the Policy Date, the Death Benefit under the base policy will be $540,000 and the Death Benefit under the Four Year Term Insurance
Rider will be $611,100, for a total Death Benefit of $1,151,100.

The Four Year Term Insurance Rider Specified Amount will not change unless the Base Policy Specified Amount is decreased below the Base Policy Specified Amount in effect on the Policy Date. If this occurs, the Four Year Term Insurance Rider Specified Amount will be decreased proportionally.
If the Surviving Insured commits suicide within two years from the Policy Date, Nationwide will not pay this Rider's Death Benefit. Instead, the amount payable will equal the total charge deducted for this Rider. There is no Cash Surrender Value or loan value attributable to this Rider.
This Rider will terminate if the policy is terminated, or it can be terminated before the term expires by submitting a written request to the Service Center. Termination will remove the additional death benefit coverage and the charge associated with the Rider. Termination will be effective on the next Policy Monthaversary.
Four Year Term Insurance Rider Charge
The Four Year Term Insurance Rider Charge compensates Nationwide for additional Death Benefit coverage while this Rider is In Force. The charge is the product of the Four Year Term Insurance Rider Specified Amount and the monthly cost of insurance rate for the base policy. This rate is the rate in effect for the initial segment of base coverage on each respective Policy Monthaversary when this Rider's charge is calculated.
This Rider charge will be deducted as described in How Monthly Charges are Deducted, unless the Policy Owner elects Directed Monthly Deductions. Because the Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Interaction with other Riders
This Rider terminates if the Policy Split Option Rider is invoked.
Policy Split Option Rider
The Policy Split Option Rider is only available for election at the time of application and if the Long-Term Care Rider is not elected. The benefit provided by this Rider is the option to exchange the policy for two non-term individual life insurance policies without additional evidence of insurability. When this Rider is invoked, a separate policy on the life of each Insured will be issued.
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This Rider can only be invoked upon the occurrence of one of two limited events: certain marriage terminations or certain federal tax law changes:
•
the Insureds' marriage ends by divorce, dissolution, or annulment and, to the extent it is not inconsistent with state law, a divorce, dissolution, or annulment order has been issued by a court of competent jurisdiction and such order has been in effect for at least six months; and
•
a federal tax law change occurs resulting in reduction of the marital deduction, or the maximum federal estate tax rate is reduced, to less than half of that in effect on the Policy Date.
There is a potential federal income tax consequence that could result from exercising the benefit provided by the Policy Split Option Rider. For federal income tax purposes, the exchange of the policy for two new policies under the Policy Split Option Rider may not qualify for the tax free treatment for policy exchanges under Section 1035 because under the new policies, the individual Insureds are separately insured; whereas, the existing policy insures two (joint) lives. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The Policy Owner should seek competent tax advice regarding the tax treatment of the policy when contemplating exchanging the policy for new policies as provided under the Policy Split Option Rider.
There is no Cash Surrender Value or loan value attributable to this Rider.
In order to invoke the Rider, the Policy Owner must notify Nationwide in writing at the Service Center within 12 months after the occurrence of a qualifying event. The Rider cannot be invoked if the policy and this Rider are not In Force or are in a Grace Period.
The following will apply to the new policies issued as a result of the policy exchange:
(1)
The initial specified amount of each of the new policies will be the lesser of:
(a)
one-half of the Base Policy Specified Amount on the Policy Date; or
(b)
one-half of the Base Policy Specified Amount on the exchange date.
(2)
The following policy values will be split evenly between the new policies, one-half to each:
(a)
the policy's Cash Value on the exchange date applied to the new policies as premium. If this split does not generate sufficient initial premium required for issuance of a new policy, the difference must be paid on the exchange date;
(b)
any policy Indebtedness on the exchange date. If the Indebtedness applied to a new policy exceeds the maximum permitted Indebtedness for that new policy, the excess must be repaid on the exchange date.
(3)
Premium requirements, charges, and deductions for each new policy will be based on each Insured's underwriting class under the existing policy and Attained Age as defined by the new policy.
(4)
Both new policies will be subject to any recorded assignment of the policy in effect on the exchange date.
The option will last so long as both Insureds are alive and the older Insured has not yet reached Attained Age 80. This Rider terminates on the date the older Insured reaches Attained Age 80, the date the policy terminates, or if the Policy Owner requests to terminate the Rider. Termination becomes effective on the next monthly anniversary.
Example:
Assume both Insureds are living, the Rider was elected at the time of application, one of the two events described above has occurred, and the following:
● Base Policy Specified Amount of the initial policy: $500,000
● Cash Value of the initial policy: $60,000
This Rider allows the initial policy to be terminated and two new separate individual life insurance policies be issued on each Insured as follows:
Policy 1, insuring Insured 1
● Base Policy Specified Amount = Base Policy Specified Amount of initial policy x 50% = $500,000 x 50% = $250,000
● Premium Applied = Cash Value of initial policy x 50% = $60,000 x 50% = $30,000
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Policy 2, insuring Insured 2
● Base Policy Specified Amount = Base Policy Specified Amount of initial policy x 50% = $500,000 x 50% = $250,000
● Premium Applied = Cash Value of initial policy x 50% = $60,000 x 50% = $30,000
Policy Split Option Rider Charge
The Policy Split Option Rider Charge compensates Nationwide for the option to exchange the policy for two individual policies, each on the life of one Insured. The monthly charge rate is based on the average Attained Ages of the two Insureds on the Policy Date. The monthly charge is the product of the monthly charge rate and the lesser of the Base Policy Specified Amount in effect on the Policy Date divided by $1,000, or the Base Policy Specified Amount in effect on any Policy Monthaversary divided by $1,000.
This Rider charge will be deducted as described in How Monthly Charges are Deducted, unless the Policy Owner elects Directed Monthly Deductions. Because the Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Interaction with other Riders
Upon invoking the Policy Split Option Rider, all other Riders will automatically terminate.
If the Policy Split Option Rider is elected, it will terminate if the Overloan Lapse Protection Rider II is invoked or if the Policy Owner elects the Long-Term Care Rider after the policy is issued.
Extended No-Lapse Guarantee Rider
This Rider is only available for election at the time of application for the policy and only if Death Benefit Option 1 is elected. If this Rider is elected, the available investment options may be limited, as described below.
Note: The Lapse protection provided by this Rider begins after the protection provided under the Guaranteed Policy Continuation Provision of the policy ends. However, the Rider charge will be incurred while the Guaranteed Policy Continuation Provision is in effect. Before electing this Rider, a Policy Owner should consult his/her financial professional to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals.
Rider Benefit
This Rider provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended. Lapse protection is designed to provide the Policy Owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy from Lapsing due to unfavorable Investment Experience.
While this Rider is In Force, a "no-lapse guarantee value" value is calculated. The no-lapse guarantee value is a reference value only and is not impacted by unfavorable Investment Experience. Because the no-lapse guarantee value is not affected by unfavorable Investment Experience, planned Premium payments and frequencies guaranteed to keep the policy In Force can be illustrated based on Policy Owner selected assumptions, including:
•
an Attained Age of the younger Insured;
•
policy and Rider coverage elections in effect on the Policy Date;
•
any planned future policy changes such as increases or decreases in coverage, Rider additions or terminations; and
•
any planned partial surrenders, policy loans, and loan repayments.
Managing the policy as illustrated is important to maintaining the planned no-lapse guarantee. Any deviation from the illustrated amount or timing of Premium payments, policy changes, partial surrenders, loans, and loan repayments, may result in the need to pay additional Premium to keep the Lapse protection provided by this Rider in effect. To assist the Policy Owner in keeping the policy on track, Nationwide applies the premium factor to the no-lapse guarantee value as of the Policy Monthaversary at the beginning of the policy month in which the Premium was received.
How this Rider Works
If the Cash Surrender Value of the policy is not sufficient to cover policy and Rider charges, the policy will not enter a Grace Period or Lapse if:
50

(1)
the protection provided by the Guaranteed Policy Continuation Provision has ended;
(2)
this Rider has not terminated; and
(3)
the Rider’s no-lapse guarantee value, minus any Indebtedness, is greater than zero.
The no-lapse guarantee value is calculated as follows:
(1)
the prior day’s no-lapse guarantee value; plus
(2)
no-lapse guarantee interest factors; plus
(3)
Premium received; minus
(4)
no-lapse guarantee policy and Rider charge factors; minus
(5)
partial surrenders.
The no-lapse guarantee value is a reference value only, it is not available for surrender or policy loans. The no-lapse guarantee factors are only used in the calculation of the no-lapse guarantee value, they are not actually assessed against Premium or Cash Value. The no-lapse guarantee value factors vary by the amount of Premium received in a Policy Year, the applicable tracking account, the length of time since the Policy Date, the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples, any monthly flat extra ratings on the Policy Date, the Base Policy Specified Amount at the time the charge factor is assessed or an interest factor is credited, and election of other Riders.
How Premium and loan payments are allocated, and the no-lapse guarantee interest and policy and Rider charge factors are applied, for purposes of calculating the no-lapse guarantee value is described in the Rider and Policy Specification Pages.
If the policy is being kept In Force by its Guaranteed Policy Continuation Provision, the Rider’s no-lapse guarantee value may become negative. It may grow more negative over time as no-lapse guarantee value factors continue to be accrued. Additional Premium may be required to prevent Lapse of the policy and/or Rider after the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, including any negative value.
If the policy is being kept In Force by this Rider, the Cash Surrender Value may become negative. It may grow more negative over time as monthly deductions continue to be accrued. Payment of additional Premium may be required to prevent Lapse of the policy when the younger Insured reaches, or would have reached, the maximum Attained Age elected under this Rider, including any negative Cash Surrender Value.
Example:
Assume the following:
● the Extended No-Lapse Guarantee Rider is In Force;
● the policy’s Guaranteed Policy Continuation Provision has ended;
● the Extended No-Lapse Guarantee Value minus Indebtedness is greater than zero; and
● the Cash Surrender Value is $300

If, on the next Policy Monthaversary, the monthly deductions are greater than $300, the policy will be kept In Force through Attained Age 120 as long as the Extended No-Lapse
Guarantee Value minus Indebtedness remains greater than zero.

Changes to Insurance Coverage
The no-lapse guarantee factors may be affected by changes to your policy. New no-lapse guarantee factors will apply from the effective date of any changes to the policy including Base Policy Specified Amount increases or decreases, Rider additions or terminations, partial surrenders, death benefit option changes, and changes to the rate class, rate type, rate class multiple or any flat extra rating. Revised Policy Specification Pages will be issued reflecting any of these changes to insurance coverage.
If the death benefit option is changed from Death Benefit Option 1, this Rider will terminate.
In addition to the conditions listed in the policy, no change will take effect unless either the Cash Surrender Value or no-lapse guarantee value minus Indebtedness is sufficient after the change to keep your policy In Force for at least three months.
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Rider Grace Period, Lapse, and Reinstatement
This Rider can Lapse independently from the policy. After the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, the Rider will enter a Grace Period when the no-lapse guarantee value minus Indebtedness is zero or less and the Cash Surrender Value of the Policy remains sufficient to pay the policy charges. The Grace Period will last for sixty-one days from the date we mail you notice. A reminder notice will be sent at least 30 days prior to Lapse. Lapse of the Rider can be prevented by payment of Net Premium sufficient to increase the no-lapse guarantee value minus Indebtedness to zero, plus the amount required to keep the Rider In Force for an additional three months.
If the Rider Lapses, it can only be reinstated before the protection provided by the policy’s Guaranteed Policy Continuation Provision ends by payment of Net Premium necessary to reinstate the policy, see Reinstatement.
Allocation Restrictions
Nationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, Policy Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.
Only the investment options shown in Appendix A: Underlying Mutual Funds Available Under the Policy are available for election. The list of permitted investment options is subject to change upon written notice. If there are changes to the permitted investment options list, they will be effective on a going forward basis for all new and In Force policies. Policy Owners will be allowed to remain in any existing investment options, subject to continued availability, see Addition, Deletion, or Substitution of Mutual Funds.
The Policy Owner may instruct Nationwide to transfer allocations back and forth between the permitted investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the permitted investment options. Nationwide will not process a transfer request involving an investment option that is not currently permitted under the Rider; rather, the current allocation instructions will remain in effect. The Policy Owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider.
Termination of the Extended No-Lapse Guarantee Rider
This Rider will terminate and no coverage will apply if any of the following occurs:
•
the younger Insured reaches, or would have reached, Attained Age 120;
•
the Rider Lapses;
•
the Overloan Lapse Protection Rider is invoked;
•
the policy terminates;
•
the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center; or
•
the death benefit option is changed from Death Benefit Option 1 to any other death benefit option.
Upon termination of the Rider, benefits will no longer be available, the investment option restrictions will no longer apply, and the Rider charge will no longer be assessed.
Extended No-Lapse Guarantee Rider Charges
Two forms of charge are assessed while this Rider is In Force.
Percent of Premium Charge
A Rider percent of Premium charge is deducted from each Premium applied to the Policy. The Rider percent of Premium charge is calculated by multiplying the applicable percent of Premium charge rate by the dollar amount of Premium received.
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The Rider percent of Premium charge rate may vary by the length of time since the Policy Date or effective date of a Base Policy Specified Amount increase, the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples, any monthly flat extra rating, the Base Policy Specified Amount and coverage provided by any elected riders, and Premium received in a policy year. The maximum guaranteed percent of Premium charge rate is 15%. Currently, Nationwide charges 10% of each Premium for 15 years from the Policy Date or effective date of the most recent Base Policy Specified Amount increase.
Percent of Sub-Account Charge
The monthly Rider charge is calculated by multiplying the applicable Rider percent of Sub-Account charge rate by the Cash Value allocated to the Sub-Accounts.
The monthly Rider percent of Sub-Account charge rate may vary by policy based on the length of time since the Policy Date or effective date of a Base Policy Specified Amount increase, the Insureds’ sexes, Issue Ages, rate classes, rate types, rate class multiples, flat extra ratings, coverage amounts and death benefit option, Premium paid, and/or Indebtedness. The maximum guaranteed percent of Sub-Account value charge is equal to an annualized rate of 1.50% of all Cash Value allocated to the Sub-Accounts for all policy years. Currently, the percent of Sub-Account value charge that is assessed is equal to an annualized rate of 0.90% for the first 10 policy years.
The monthly Rider percent of Sub-Account charge is deducted monthly as described in How Monthly Charges are Deducted, unless the Policy Owner elects Directed Monthly Deductions. Because the monthly Rider charge is deducted from Cash Value, purchase of this Rider may reduce the Cash Surrender Value of the policy and the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Extended No-Lapse Guarantee Rider Advantage Program
The Extended No-Lapse Guarantee Rider Advantage Program ("Advantage Program") is only available to be elected at the time of application and only if the Extended No-Lapse Guarantee Rider is elected.
If the Advantage Program is elected, the following restrictions apply:
•
enhanced dollar cost averaging is not available;
•
the Program Value is not available for participation in dollar cost averaging or asset rebalancing programs, or for Directed Monthly Deductions; and
•
requested transfers of Program Value are not permitted while the Advantage Program is in effect.
The Advantage Program involves automatic monthly transfers of Program Value over a period of time specified by Nationwide. Nationwide makes no guarantees that participation in the Advantage Program will result in positive Investment Experience or guarantee against negative Investment Experience in the elected Sub-Accounts. There is no charge for the Advantage Program and Advantage Program transfers do not count as transfer events.
The Advantage Program is most likely to benefit policies into which a large amount of Premium is paid during the first policy year. If the Extended No-Lapse Guarantee Rider is elected, request an illustration with and without the Advantage Program elected to determine whether planned Premium is sufficient to receive the benefit provided by the Advantage Program. Generally, if sufficient Premium is paid during the first policy year, the Advantage Program will allow the Premium required by the Rider to be less, or the Base Policy Specified Amount or the no-lapse guarantee Attained Age to be greater for the same Premium, than it would be for the same policy without the Advantage Program elected.
Benefit Provided by the Advantage Program
The Advantage Program uses a reduced no-lapse guarantee percent of Premium charge factor rate in the calculation of the no-lapse guarantee value only for Premium received during the first policy year in excess of a designated dollar amount, if the following Advantage Program conditions are met:
•
Program Value is automatically allocated to a Sub-Account designated by Nationwide, the originating Sub-Account, currently: the money market Sub-Account; and
•
an amount equal to the Program Value divided by the number of transfers remaining of the 60 monthly transfer program duration (the "Program Duration") is transferred from the originating Sub-Account. Transfers will occur each month on the same day of the month as the initial Premium was received, or the next business day if the NYSE is closed, to investment options selected by the Policy Owner from the investment options available with
53

the Extended No-Lapse Guarantee Rider until the Program Duration ends. Any Program Value remaining at the end of the Program Duration will be transferred in its entirety to the investment options selected by the Policy Owner from the investment options available with the Extended No-Lapse Guarantee Rider.
The reduction to the extended no-lapse guarantee percent of Premium charge factor rate may vary by Policy Date, length of time since the Policy Date, the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples, any monthly flat extra rating, the Base Policy Specified Amount, and other elected Riders.
The designated dollar amount that Premium must exceed for the discount to apply may vary by the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples and any monthly flat extra rating on the Policy Date, and the Base Policy Specified Amount on the Policy Date.
Example:
Assume the following:
● Younger Insured is Male, Issue Age 35; ● Risk Class Non-Tobacco; ● Specified Amount $500,000; and ● no Riders elected except the Extended No-Lapse Guarantee Rider.
At the time of application, the Policy Owner elects the Extended No-Lapse Guarantee Rider, elects to participate in the Extended No-Lapse Guarantee Rider Advantage Program and
submits an initial Premium in the first policy year of $61,470 to be allocated to the originating Sub-Account.

He would like the Advantage Program transfers to be allocated as follows: 40% to Sub-
Account L and 60% to Sub-Account M. Each month, Nationwide will automatically transfer
Program Value to the selected Sub-Accounts based on the schedule above (1/60 of the
Program Value the first month; 1/59 of the Program Value the second month; etc.).

As a result of participating in the Advantage Program, the extended no-lapse guarantee percent of Premium charge factor rate applied to the portion of the initial Premium in excess of the designated Premium amount is lower in the first policy year than it would have been if the Policy Owner had not participated in the Advantage Program. This allows for a no-lapse guarantee to the younger Insured’s Attained Age 120 (assuming no partial surrenders or loans are taken from the policy). If the Policy Owner had not participated in the Advantage Program, the initial Premium of $61,470 would have only provided a no-
lapse guarantee to the younger Insured’s Attained Age 93.

Termination of the Advantage Program
The Advantage Program will terminate on the earliest of the following occurrences:
•
Nationwide receives the Policy Owner’s written request to terminate the Advantage Program on or after the date the Extended No-Lapse Guarantee Rider is terminated;
•
the date the Program Duration has been completed; or
•
the date the policy terminates for any reason.
If the Extended No-Lapse Guarantee Rider is terminated, Program Value will continue to be transferred to the selected investment options as part of the Advantage Program until the Policy Owner requests termination, or the Program Duration ends.
If the Advantage Program is terminated by written request prior to the end of the Program Duration, the Program Value will remain in the originating Sub-Account unless the Policy Owner directs Nationwide otherwise.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A Policy Owner may elect to participate in a monthly dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of
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the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later. Nationwide reserves the right to require dollar cost averaging transfers to be at least $100 dollars.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed each month until there is no more Cash Value left in the originating investment option(s) or until a Policy Owner instructs Nationwide to terminate the service. Policy Owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Funds Available Under the Policy for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/12th of the Fixed Account value at the time the program is elected. Restrictions on transfers from the Fixed Account do not apply to dollar cost averaging programs. If a dollar cost averaging program terminates at a time when other requested transfers from the Fixed Account are subject to restrictions, further transfers from Fixed Account will be subject to the restrictions until or unless another dollar cost averaging program is elected, see Fixed Account Restrictions.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A Policy Owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify Policy Owners in writing 30 days before doing so. If Nationwide suspends or discontinues a dollar cost averaging program at a time when other requested transfers from the Fixed Account are subject to restrictions, further transfers from the Fixed Account will be subject to the restrictions until or unless another dollar cost averaging program is offered and elected, see Fixed Account Restrictions.
Example:
Policy Owner elects to participate in Dollar Cost Averaging and has transferred $30,000 to the Fixed Account, which will serve as the source investment option for her Dollar Cost
Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $1,500 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $2,500 from the Fixed Account and allocate $1,000 to Sub-
Account M and $1,500 to Sub-Account L until the Fixed Account is depleted.

Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. Enhanced dollar cost averaging is not available if the Extended No-Lapse Guarantee Rider Advantage Program is elected, see Extended No-Lapse Guarantee Rider. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year. Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the program according to the Policy Owner’s allocation instructions for Net Premium based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
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Enhanced Dollar Cost Averaging transfers are not considered transfer events.
Example:
At the time of application, the Policy Owner elects to participate in Enhanced Dollar Cost
Averaging and submits an initial Premium of $25,000 to be allocated to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Dollar
Cost Averaging transfers to be allocated as follows: 40% to Sub-Account L and 60% to Sub-
Account M. Each month, Nationwide will automatically transfer Cash Value attributable to the Enhanced Dollar Cost Averaging program to the selected Sub-Accounts based on the schedule above (1/11 of the Cash Value will be transferred at the beginning of month 2;
1/10 of the program’s Cash Value will be transferred at the beginning of month 3; etc.).

Asset Rebalancing
A Policy Owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the Variable Account to the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the Fixed Account is not eligible for asset rebalancing. A Policy Owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A Policy Owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Premium received with or after the asset rebalancing application will continue to be initially allocated according to the Policy Owner’s instructions for Net Premium, unless they elect on the asset rebalancing application to replace the allocation instructions for Net Premium with the asset rebalancing program’s Sub-Account allocations. Whether this election is made or not, all Cash Value in the Sub-Accounts will be reallocated according to the asset rebalancing program’s allocations at the frequency elected by the Policy Owner. Manual transfers will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a Policy Owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Example:
Policy Owner elects to participate in Asset Rebalancing and has instructed his Cash Value be allocated as follows and rebalanced on a quarterly basis: 40% to Sub-Account A, 40% to
Sub-Account B, and 20% to Sub-Account C. Each quarter, Nationwide will automatically rebalance Policy Owner’s Cash Value by transferring Cash Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost, i.e. no partial surrender fee or service fee for loan processing will be assessed for partial surrenders or loans taken as part of an Automated Income Monitor program. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for Policy Owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy Investment in the Contract is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, Policy Owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide Policy Owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy Owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist Policy Owners in determining whether to continue, modify, or discontinue an elected program. Policy Owners may request modification or termination of a program at any time by written request to the Service Center.
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A Policy Owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)
Payment type:
(a)
Fixed Amount: If a Policy Owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)
Fixed Duration: If a Policy Owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)
Illustration assumptions:
(a)
an assumed variable rate of return specified by the Policy Owner from the available options stated in the election form;
(b)
minimum Cash Surrender Value targeted by the Policy Owner to have remaining on the policy's Maturity Date, or other date specified by the Policy Owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)
a Policy Owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)
payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy Owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist Policy Owners with preventing Lapse. Policy Owners may request modification or termination of a program at any time by written request to the Service Center.
Example:
Assume:
● Younger Insured's Issue Age was 45.
● Policy Owner paid Premiums totaling $490,000 during the first 25 policy years.
● Just prior to policy year 26 (younger Insured's Attained Age 70) the policy’s Cash Value is just over $1,000,000 and the Investment in the Contract is $490,000.
● The Policy Owner completes an Automated Income Monitor election form and chooses a
5% gross rate of return, a goal of $100,000 Cash Surrender Value at the younger
Insured's Attained Age 95 and the Fixed Duration option for 25 years.
● The first AIM In Force illustration is run that solves for an annual income amount at an assumed 5% gross rate of return and a goal of at least $100,000 of Cash Surrender
Value at the younger Insured's Attained Age 95. The result of the solve is an annual income amount of $66,720.

A partial surrender of $66,720 will be processed and sent to the Policy Owner. Each year thereafter, if the Automated Income Monitor program has not been terminated, another illustration will be run with the same assumptions and income solve. The appropriate partial surrender amount based on each solve will be processed. This will continue until the entire
$490,000 Investment in the Contract has been distributed through partial surrenders, then the income amounts will be processed as loans.

Automated Income Monitor programs are subject to the following additional conditions:
(1)
To prevent adverse tax consequences, a Policy Owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)
the policy's Investment in the Contract is reduced to zero;
57

(b)
a partial surrender within the first 15 policy years would be a taxable event;
(c)
or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)
While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)
Programs will terminate on the earliest of the following:
(a)
Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)
at the time the policy enters a Grace Period or terminates for any reason;
(c)
if, while an Automated Income Monitor program is active, a separate request for a policy loan or partial surrender is made;
(d)
upon a change of Policy Owner;
(e)
for income based on a fixed duration, the end of the period the Policy Owner specified at the time of election;
(f)
on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the Policy Owner specified;
(g)
for policies with the guideline premium life insurance qualification test elected, at any time the scheduled partial surrender would cause the policy to fail to qualify as life insurance under Section 7702 of the Code, this might occur if the Base Policy Specified Amount is significantly decreased prior to beginning an Automated Income Monitor program, consult your financial professional;
(h)
the policy's Maturity Date; or
(i)
when the Overloan Lapse Protection Rider is invoked or when the Long-Term Care Rider begins providing benefits after the elimination period.
Nationwide will notify Policy Owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify Policy Owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a Policy Owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the Policy Owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The Policy Owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. The maximum loanable amount is equal to 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the Fixed Account and 100% of the policy loan account, if any, less any surrender charge and any Indebtedness. Nationwide pays the policy loan to the Policy Owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
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Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's variable and general account investment options to the "policy loan account" (which is part of Nationwide’s general account). Transferring Cash Value to the policy loan account reduces the Policy Owner’s investments in the Sub-Accounts and Fixed Account. Amounts held as collateral against a policy loan do not participate in the Investment Experience of the Sub-Accounts. Unless the Policy Owner requests transfer from a single Sub-Account or the Fixed Account, collateral amounts are transferred from the Cash Value in the same order as monthly deductions are taken, see How Monthly Charges are Deducted, to the policy loan account. If the Policy Owner elects transfer from a single Sub-Account or the Fixed Account and its value is insufficient to cover the requested Policy loan amount, the remainder of the Policy loan will also be transferred in the same order as monthly deductions are taken. Policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
The Policy Owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum annualized rate of 1.00%. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The guaranteed maximum annualized interest charged rate is 3.90%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and credit interest earned on collateral to the investment options:
•
Annually, at the end of a policy year;
•
At the time a new loan is requested;
•
When a loan repayment is made;
•
Upon the Surviving Insured's death;
•
Upon policy Lapse; and/or
•
Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
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Repayment
The Policy Owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The Policy Owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the Policy Owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the Policy Owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the Policy Owner to repay Indebtedness before making additional Premium payments because the Percent of Premium Charge is deducted from Premium payments but not from loan repayments.
If the Policy Owner makes a loan repayment, it will first be applied to repay any portion of the outstanding loan balance that was transferred from the Program Value. Nationwide may require any portion of a loan transferred from the Fixed Account to be repaid to the Fixed Account. Any remaining amount will be applied to the Sub-Accounts and Fixed Account according to the allocation instructions in effect for Net Premium, unless you direct otherwise. Allocations of loan repayments to the Fixed Account are subject to the same restrictions as Premium, see Premium Payments.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Example:
Assume the following:
● The policy’s Cash Value is $43,000 and it is allocated entirely to the Sub-Accounts.
● There is no existing Indebtedness.
● The Policy Owner has requested a $6,000 policy loan at the beginning of the first Policy Year.
*For reference, the maximum policy loan would be $38,700 = $43,000 x 90% - $0.00 (Indebtedness)
Once the $6,000 loan is approved, $6,000 is paid directly to the Policy Owner from
Nationwide. $6,000 is transferred from the Sub-Accounts to the policy loan account. This serves as collateral for Nationwide. The policy’s Indebtedness on the day of the loan is
$6,000.

● At the end of the first Policy Year, assume the only loan the Policy Owner requested was the $6,000 loan. Assuming the Policy Owner has not made any loan repayments, the
Indebtedness at the end of the next occurring policy anniversary is $6,120 due to $120 of accrued loan interest during the year ($6,000 + $120 = $6,120). Should a claim for the
Death Benefit Proceeds be made, the Proceeds would be reduced by the $6,120
Indebtedness.

● Assuming no loan repayments are ever made, Indebtedness continues to accrue interest.
All unpaid loan interest will also be treated as new policy loans and loan interest will continue to accumulate as Indebtedness

● If the Policy Owner submits a loan repayment, the amount of the loan repayment will be transferred from the policy loan account and credited to the Cash Value.
● If any Indebtedness exists when the Surrender Proceeds or Death Benefit Proceeds become payable, the Proceeds will be reduced by the total Indebtedness.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Sub-Account Investment Experience. A Policy Owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the
60

requirements of the Extended No-Lapse Guarantee Rider, or by invoking the Overloan Lapse Protection Rider II to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a Policy Owner can take action to prevent the Lapse. Subject to certain conditions, a Policy Owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Provision during the No-Lapse Guarantee Period shown in the Policy Specification Pages. During the No-Lapse Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the No-Lapse Guarantee Monthly Premium in effect for each respective month since the policy was issued.
The No-Lapse Guarantee Monthly Premium required is stated in the Policy Specification Pages and will vary by the Insureds' Issue Ages, sexes, underwriting classifications, any Substandard Ratings, the Base Policy Specified Amount and any Riders elected.
The No-Lapse Guarantee Monthly Premium can only change due to action taken by the Policy Owner. If a Policy Owner has made any changes to the policy after it is issued, including any partial surrenders, increases or decreases to the Base Policy Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the No-Lapse Guarantee Monthly Premium may change. A change will result in reissued Policy Specification Pages which will show the new No-Lapse Guarantee Monthly Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the No-Lapse Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Duration of the No-Lapse Guarantee Period
The No-Lapse Guarantee Period begins when Nationwide issues the policy. The duration of the No-Lapse Guarantee Period depends on the younger Insured's Issue Age on the Policy Date, as reflected in the following table:
Younger Insured's Issue Age:	18-69	70 or older
Duration of No-Lapse Guarantee Period:	the lesser of 20 policy years or to the Younger Insured's Attained Age 75	five policy years
Grace Period
If the Cash Surrender Value on any Policy Monthaversary is not sufficient to cover the current monthly deductions and the requirements of the Guaranteed Policy Continuation Provision or the Extended No-Lapse Guarantee Rider, if applicable, are not met, then a Grace Period will begin. At the beginning of a Grace Period, the Policy Owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to:
(1) The lesser of:
•
the amount of Premium required to pay any due and unpaid policy charges; or
•
during the No-Lapse Guarantee Period, the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect; or
•
if the Extended No-Lapse Guarantee Rider is elected and the No-Lapse Guarantee Period has ended, the amount of Premium that will satisfy the Rider; plus
(2) Premium projected to keep the policy In Force for three additional months.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A Policy Owner may request reinstatement of a Lapsed policy by:
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(1)
submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)
providing evidence of insurability satisfactory to Nationwide;
(3)
paying:
(a)
if the policy is not in the No-Lapse Guarantee Period, sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period, plus the policy charges due on the reinstatement date, plus any amount needed to increase the Cash Value, minus any Indebtedness and any surrender charge, to zero; or
(b)
if the policy is in the No-Lapse Guarantee Period, the lesser of:
i.
sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period, plus the policy charges due on the reinstatement date, plus any amount needed to increase the Cash Value, minus any Indebtedness and any surrender charge, to zero; or
ii.
sufficient Premium to meet the No-Lapse Guarantee Monthly Premium requirement of the Guaranteed Policy Continuation Provision; and
(c)
sufficient Premium, to pay policy charges and/or No-Lapse Guarantee Monthly Premium to meet the requirements of the Guaranteed Policy Continuation Provision as applicable, to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement; and
(4)
repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The Policy Owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next Policy Monthaversary following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated plus the amount of any reinstated Indebtedness, or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Cash Value will be applied to the policy investment options according to the Policy Owner’s most recent allocation instructions for Net Premium.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the Policy Owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to either Insured’s death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A Policy Owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the Policy Owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms.
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Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 5% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee. See Payment of Policy Proceeds for additional information.
Nationwide reserves the right to limit the number of partial surrenders to one per month. The minimum amount of any partial surrender request is $500. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 20% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
(1)
the Percent of Sub-Account Value Charge; plus
(2)
the Administrative Per Policy Charge; plus
(3)
the monthly cost of any additional benefits provided by any Riders; plus
(4)
the Base Policy Specified Amount Cost of Insurance; plus
(5)
the Per $1,000 of Specified Amount Charge.
A partial surrender cannot cause the Base Policy Specified Amount to be reduced below the Minimum Base Policy Specified Amount indicated in the Policy Specification Pages, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If the Policy Owner takes a partial surrender, unless the Policy Owner requests processing from a single Sub-Account or the Fixed Account, it will be processed in the same order as monthly deductions are taken, see How Monthly Charges are Deducted. If the Policy Owner elects processing from a single Sub-Account or the Fixed Account and its value is insufficient to cover the requested partial Surrender amount, the remainder of the partial Surrender will also be processed in the same order as monthly deductions are taken.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Standard Death Benefit Options
Policy Owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Surviving Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Base Policy Specified Amount as of the Surviving Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Base Policy Specified Amount plus the Cash Value as of the Surviving Insured's date of death.
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Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that both Insureds have died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Surviving Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider is elected, when the Rider’s Lapse protection feature is keeping the policy In Force when the Surviving Insured dies.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the Policy Owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•
the cash value accumulation test; or
•
the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insureds' ages, sexes, and underwriting classifications. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the younger Insured.
In deciding which test to elect for the policy, consider the following:
•
The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•
Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•
Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Death Benefit Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
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Changes in the Death Benefit Option
After the first policy year, a Policy Owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value or Premiums paid under the Guaranteed Policy Continuation Provision or Extended No-Lapse Guarantee Rider, if applicable, must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Base Policy Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change. The policy charges going forward will be based on the adjusted Base Policy Specified Amount, except for the per $1,000 of Specified Amount charge, which will continue to be based on the original Base Policy Specified Amount for each segment of insurance coverage. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. In addition, if the change is from Death Benefit Option 1 to Death Benefit Option 2, the Extended No-Lapse Guarantee Rider will terminate.
The Policy Owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Base Policy Specified Amount to a level where the Premium already paid would exceed any Premium limitations under the Code.
Where the Policy Owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any Premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Base Policy Specified Amount after the policy has been In Force during the Insureds' lifetimes for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Base Policy Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insureds' lifetimes for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Surviving Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount. Similarly, if the Surviving Insured dies by suicide within two years from the date an application for an increase in the Base Policy Specified Amount is accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus all monthly policy charges associated with any increase in Base Policy Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the Policy Owner) until the Surviving Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage Beyond the Maturity Date.
If the Policy Owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
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The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the policy Investment in the Contract if the maturity Proceeds are taken, see Surrender, Lapse, Maturity.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:
(1)
no changes to the Base Policy Specified Amount will be permitted;
(2)
no changes to the death benefit option will be permitted;
(3)
100% of the policy's Cash Value will be transferred to the Fixed Account;
(4)
no additional Premium payments will be permitted;
(5)
no additional monthly periodic charges will be deducted;
(6)
loan interest will continue to be charged on Indebtedness; and
(7)
partial surrenders are not permitted.
Notwithstanding the above, if the Overloan Lapse Protection Rider II was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider II.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•
the Fixed Account for up to six months;
•
on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•
as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Minimum Long-Term Care Rider Death Benefit Proceeds
If Long-Term Care Rider benefits have been paid and the Rider is In Force when the Surviving Insured dies, the policy will provide minimum Death Benefit Proceeds equal to the greater of zero and at least ten percent of:
(1)
the Base Policy Specified Amount minus any Indebtedness, if the policy is not being kept In Force by the Long-Term Care Rider’s lapse protection feature; or
(2)
the Total Long-Term Care Specified Amount minus any Indebtedness if the policy is being kept In Force by the Long-Term Care Rider’s lapse protection feature.
The result will be zero if the Indebtedness exceeds the Base Policy Specified Amount, Total Long-Term Care Specified Amount if the policy is being kept In Force by the Long-Term Care Rider’s lapse protection feature.
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Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Policy Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a Policy Owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the Policy Owner does not make an election as to the form of the Proceeds, upon the Surviving Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period of 10 years and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. A potential consequence of electing a life contingent settlement option is that the payee may receive far less under the settlement option than they would have otherwise received with a lump sum payment of the Death Benefit Proceeds. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
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Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee’s death. Nationwide will make no payments to the payee’s estate. A potential consequence of electing a life contingent settlement option is that the payee may receive far less under the settlement option than they would have otherwise received with a lump sum payment of the Death Benefit Proceeds. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide’s approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and depends on the Policy Owner's particular circumstances. The Policy Owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. It does not cover state, local, or other taxes. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse as well as for certain amounts that pass to the decedent’s surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate of 40% subject to any applicable exemptions.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
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Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance Premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when Premium payments are paid by someone other than the Policy Owner). Gifts are not generally included in the recipient's taxable income. If the Policy Owner (whether or not they are the Insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate and income tax.
Investment Gain in the Policy
The income tax treatment of increases in the policy's Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the statutory definition of life insurance, then the increase in the policy's Cash Value is not included in the Policy Owner's taxable income for federal income tax purposes unless it is distributed to the Policy Owner before the death of the Surviving Insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy’s compliance with Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification and Investor Control
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the Policy Owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be currently taxed as ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
For a variable life policy to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the policy. If the Policy Owner is considered to exercise investment control over the separate account assets, the Policy Owner will be treated as the owner of those assets and not the insurance company. As a result, the income and gain attributed to the separate account assets will be taxed currently to the policyholder. The IRS has issued guidance that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the variable policyowner will be considered the owner of the separate account assets. Should the Treasury Secretary issue additional rules or regulations that would limit the extent to which a Policy Owner may direct their investment to particular underlying investment options without being treated as the owner of the separate account assets, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the policy qualifies as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals, loans, Premiums Nationwide accepts but then returns in order to meet the Code's definition of life insurance, and amounts deducted from the policy’s Cash Value used to pay the cost of any rider to the policy.
The income tax treatment of cash distributions and loans from the policy depends on whether the policy is also considered a modified endowment contract under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the Policy Owner's circumstances, the use of the Cash Value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy Owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the Policy Owner's individual facts and circumstances.
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A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract. A policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional Premiums.
Section 7702A of the Code defines a modified endowment contract as a life insurance policy where the total Premiums paid at any time during the first 7 contract years exceeds the sum of the seven pay premiums, which is the sum of the level annual Premiums that would have been paid at that time if the policy provided for paid up benefits after the payment of 7 level annual Premiums. A policy may become a modified endowment contract because of a "reduction in benefits" as defined by Section 7702A(c) of the Code, or may become subject to a new 7-year testing period because of a "material change."
The Code provides special rules for the taxation of partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the Cash Value of the policy exceeds the Investment in the Contract (generally, the Net Premiums paid for the policy). In addition, a 10% penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
If the policy is not issued as a modified endowment contract, Nationwide will monitor the policy and advise the Policy Owner if the payment of a Premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the Policy Owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any Premium paid that exceeds the modified endowment limits.
A Life Insurance Policy that is NOT a Modified Endowment Contract
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable Premiums paid (Investment in the Contract), and then taxable income after full recovery of the Investment in the Contract. Distributions not in excess of Investment in the Contract will reduce the Policy Owner's Investment in the Contract.
However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of non-taxable Investment in the Contract as previously described. If during the first 15 years after a policy is issued, a cash distribution is made because of or in anticipation of a reduction in the face amount of the Death Benefit, then the cash distribution may be fully or partially taxable to the Policy Owner. The Policy Owner should consult a competent tax advisor to carefully consider this potential tax consequence and seek further information before requesting any changes in the terms of the policy.
In general, interest paid on a policy loan will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy Indebtedness exceeds the Investment in the Contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In circumstances where the policy Indebtedness is very large, the amount of tax could exceed the amount of cash distributed to the Policy Owner at surrender.
The purpose of the Maturity Date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled Maturity Date, that result is not certain due to a lack of guidance on the issue. The Policy Owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled Maturity Date.
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Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust is $16,000.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the Policy Owner should consult with a tax advisor regarding how to determine the Policy Owner’s modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable gains from the sale or surrender of a life insurance policy.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy and, all or a portion of the gain will be treated as ordinary income. For purposes of calculating gain on the sale of a life insurance policy, the owner’s Investment in the Contract is not reduced for previously imposed cost of insurance (COI) charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the Death Benefit Proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will prevent taxation of the Death Benefit Proceeds if the transfer of the policy is to the Insured under the policy, a partner of the Insured, a partnership of which the Insured is a partner, or to a corporation in which the Insured is a shareholder or officer.
Nevertheless, the exceptions to the transfer for value rule noted above are not available if the life insurance policy was transferred in a reportable policy sale. Therefore, in a reportable policy sale some portion of the Death Benefit Proceeds will be taxable.
Special tax reporting requirements apply to the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these reporting requirements the buyer of a life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS and to the insurance company that issued the policy. Upon receipt of 1) notice of sale from the buyer in a reportable policy sale or 2) any notice of a transfer of a life insurance policy to a foreign person, the insurance company is then required to report information related to the life insurance policy to the IRS. A Policy Owner contemplating the transfer or sale of the policy should consult a qualified tax advisor.
Exchanging the Policy for Another Life Insurance Policy
Generally, Policy Owners will be taxed on amounts received in excess of the Investment in the Contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, endowment contract, or annuity contract, the Policy Owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To satisfy Section 1035, the Insured named in the policy must be the Insured under the new policy.
If the policy or contract is subject to a policy Indebtedness that is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable. Policy Owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the Death Benefit is generally excludable from the beneficiary’s gross income by reason of the Insured’s death. However, if the policy had been transferred to a new Policy Owner for valuable consideration (e.g., through a sale of the policy), a portion of the Death Benefit may be includible in the beneficiary’s gross income when it is paid (see, Sale of a Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the Death Benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for
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life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the Death Benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option given their individual circumstances.
Accelerated Death Benefits
The Death Benefit under a life insurance policy may be distributed at a time earlier than the death of the Insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the Death Benefit upon the Insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a portion of the Death Benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
The long-term care rider issued with this policy will be a rider that pays a long-term care benefit that allows payment of a long-term care benefit that may exceed the HIPAA per diem amount. The amount of the long-term care benefit that is excludable from gross income on an annual basis is limited to the greater of 1) the HIPAA per diem amount or 2) the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the Insured. While the long-term care rider issued with this life insurance policy may pay a long-term care benefit that is not limited to the HIPAA per diem amount, Nationwide cannot guarantee that the long-term care benefit will be treated as tax free. If multiple indemnity contracts are owned on a single Insured, the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred.
The Tax Cuts and Jobs Act of 2017 changed the methodology used to calculate the annual inflation adjustments to the HIPAA per diem amount. The change will result in a lower rate of increase in the annual HIPAA per diem. Therefore, it is highly recommended that the Policy Owner consult their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the Insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the Policy Owner to determine if collecting benefits while outside the United States will subject the Policy Owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the Cash Value of the life policy. These deductions from the Cash Value are considered to be distributions from the life policy for federal tax purposes and will not be included in income even if the Policy Owner has fully recovered their Investment in the Contract.
The payment of long-term care benefits made to the Policy Owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the Cash Value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the Policy Owner's facts and circumstances, the Policy Owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the Policy Owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT payment.
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If the Policy Owner is not the Insured or a beneficiary, then payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the Policy Owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of Death Benefits that are payable under life insurance policies owned by the employer of the Insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 in a Section 1035 exchange for a contract issued before that date are generally excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in Death Benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of Death Benefit payable to the employer that may be excluded from income cannot exceed the sum of Premiums paid and other payments made by the Policy Owner for the policy. Consequently, under this general rule, some portion of the Death Benefit will be taxable.
The general rule of taxability will not apply if (1) the statutory notice and consent requirements are satisfied before the policy is issued, and (2) one of the following apply:
1.
The Insured was an employee at any time during the 12-month period before the Insured’s death.
2.
At the time that the policy is issued, the Insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code).
3.
The Death Benefit is paid to a family member of the Insured (as defined under the Code), an individual who is a designated beneficiary (other than the employer) of the Insured, a trust established for either the family member’s or beneficiary’s benefit, or the Insured’s estate, or
4.
The Death Benefit is used to buy an equity interest in the employer from the family member of the Insured, beneficiary, trust or estate.
Code Section 6039I requires any Policy Owner of an employer-owned policy to file an annual return showing (a) the number of employees of the Policy Owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance In Force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the Policy Owner, and (e) that the Policy Owner has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that the employer-owner will be the beneficiary of any Proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the Death Benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the Policy Owner’s facts and circumstances, the Policy Owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate Policy Owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate Policy Owners should not have
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taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Due to the complexity of these rules, and because they are affected by the Policy Owner's facts and circumstances, the Policy Owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the Policy Owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the Policy Owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the Policy Owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the Policy Owner's spouse) are not citizens of the United States, the Policy Owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the Policy Owner, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the Policy Owner advises Nationwide, in writing, of their request not to withhold. If the Policy Owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the Policy Owner may be liable for payment of an estimated tax.
A Policy Owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a Death Benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
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In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•
the value each year of the life insurance protection provided;
•
an amount equal to any employer-paid Premiums;
•
some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•
interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The Policy Owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. There is no way to know whether the federal tax treatment of life insurance policies will continue. Future legislation, regulation, or interpretation may adversely impact the federal tax treatment of life insurance policies. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy. The Policy Owner should consult their independent legal, tax and/or financial professional.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Legal Proceedings
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
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The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/SVULII/index.html?ctype=product_sai.
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Appendix A: Underlying Mutual Funds Available Under the Policy
The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/SVULII/index.html. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The availability of investment options may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations).
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.54%	15.85%	8.97%	9.77%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.41%*	21.97%	8.51%	12.46%
Equity	American Funds Insurance Series® - Growth Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.34%	20.53%	13.66%	18.26%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.28%	18.37%	14.19%	14.20%
Equity	American Funds Insurance Series® - New World Fund®: Class 1 Investment Advisor: Capital Research and Management Company	0.57%*	28.60%	5.59%	9.53%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.25%*	17.50%	14.17%	12.65%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.54%*	8.60%	4.68%	6.25%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.43%*	7.51%	-0.46%	2.13%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund: Class 1 (formerly, Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1) Investment Advisor: Columbia Management Investment Advisors, LLC	0.88%*	14.99%	12.48%	11.48%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 1 (formerly, Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1) Investment Advisor: Columbia Management Investment Advisors, LLC	0.41%*	6.35%	2.14%	3.19%
Allocation	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A Investment Advisor: DWS Investment Management Americas, Inc.	0.64%	15.80%	6.49%	7.43%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.21%	4.35%	1.38%	1.81%
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Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.39%	36.99%	8.89%	8.68%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.27%	45.64%	15.85%	10.46%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Short- Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.12%	4.33%	2.65%	1.97%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	15.83%	11.97%	10.51%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	8.95%	13.60%	11.00%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation- Protected Securities Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.11%	7.55%	1.05%	3.12%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.54%	21.48%	15.36%	15.78%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.55%	14.90%	13.70%	17.45%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.37%	7.22%	0.06%	2.71%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.84%	8.70%	8.34%	10.59%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	7.67%	7.62%	12.79%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.73%	25.15%	13.71%	21.48%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	28.87%	9.44%	9.24%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	7.19%	0.07%	2.28%
78

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.15%*	21.75%	5.25%	7.27%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.48%*	5.83%	2.56%	2.70%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.79%*	5.98%	10.18%	9.95%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.75%*	18.78%	10.86%	10.52%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.63%*	12.80%	6.10%	6.74%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.66%*	15.32%	8.31%	8.64%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.59%*	9.01%	2.86%	4.09%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class I This Sub-Account is only available in policies issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.74%*	9.39%	5.04%	5.69%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.65%*	13.77%	7.30%	7.75%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.71%*	16.70%	9.53%	9.59%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.63%*	18.81%	14.80%	11.79%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.39%	6.80%	-0.75%	1.63%
Capital Preservation	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.47%	3.91%	2.95%	1.85%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.47%	30.64%	8.51%	7.91%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II This Sub-Account is only available in policies issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	6.33%	-0.96%
79

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.75%*	18.00%	10.86%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.94%	14.09%	13.02%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.70%*	14.20%	19.09%	18.02%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.41%	7.05%	8.70%	10.28%
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.47%*
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.24%*	17.60%	14.15%	14.55%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.58%*	12.14%	5.54%	9.10%
Allocation	Northern Lights Variable Trust - TOPS Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	18.83%	9.41%	10.43%
Allocation	Northern Lights Variable Trust - TOPS Moderate ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.53%	15.13%	6.92%	7.99%
Allocation	Northern Lights Variable Trust - TOPS Moderately Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	17.99%	8.56%	9.53%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	12.85%	5.52%	6.39%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.56%	10.15%	4.34%	4.99%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.86%	18.10%	4.12%	8.97%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
80

Extended No-Lapse Guarantee Rider Investment Options
Nationwide limits the investment options available for allocation of Premium and transfers of Cash Value when the Extended No-Lapse Guarantee Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual funds’ investment objectives, strategies, and risks, and Sub-Accounts were excluded from availability with this Rider on the basis of similar considerations. In general, the permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, Policy Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.
Listed below are those investment options that are currently available with the Extended No-Lapse Guarantee Rider.
Only the investment options shown below are available for election while this Rider is In Force:
•
the Fixed Account; and/or
any combination of the Sub-Accounts listed below:
•
American Funds Insurance Series® - Asset Allocation Fund: Class 2
•
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
•
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class Y
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class Y
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class Y
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class Y
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class Y
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class Y
•
Northern Lights Variable Trust - TOPS Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2)
•
Northern Lights Variable Trust - TOPS Moderate ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2)
•
Northern Lights Variable Trust - TOPS Moderately Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2)
•
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
•
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
81

Appendix B: State Variations
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center.
State	State Law Variations
Arizona	● Long-Term Rider Claims – Written notice of a claim must be given within 30 day after a covered Insured begins receiving qualified long-term care services.
California
● Right to Cancel – 30 day right to examine and cancel. Refund of the Cash Value in full, without any deductions for any applicable policy fees. Net Premium will be placed in the
Fixed Account or a money-market Sub-Account unless directed otherwise. If invested in the Variable Account, refund will be the policy’s Cash Value, plus any policy fees paid.
● Service Fee – The guaranteed maximum service fee is $5.00.
● Long-Term Care Rider II – Loans and partial surrenders are permitted to be taken from the policy while the Rider benefit is being paid.

Colorado	● Suicide provisions are limited to one year.
Delaware	● Extends spousal rights to a party to a civil union.
Florida	● Asset Rebalancing – We may not limit the number of Sub-Accounts and frequencies available for election. ● There are no contractual restrictions on assignments.
Illinois	● Extends spousal rights to a party to a civil union.
Minnesota	● Suicide provisions are limited to one year.
Missouri	● Suicide provisions are limited to one year.
North Dakota	● Suicide provisions are limited to one year.
South Carolina	● The Suicide provision does not restart upon reinstatement.
Vermont	● Extends spousal rights to a party to a civil union.
82

Appendix C: Financial Intermediary Variations
Some broker-dealers that have entered into selling agreements with Nationwide (or an affiliate) to sell this policy impose restrictions on their financial professionals that prohibit or limit the recommendation of specific features, benefits, and investment options that are described in this prospectus. Those restrictions are made by the broker-dealer and may or may not be known to Nationwide. Currently, Nationwide is not aware of any such restrictions; however, this conclusion is based only on information that Nationwide could obtain without unreasonable effort or expense and does not reflect restrictions the knowledge of which rests peculiarly with unaffiliated broker-dealers. Applicants/Policy Owners should discuss broker-dealer restrictions on features, benefits, and investment options directly with their financial professional.
83

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the policy, request personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, or to make any other service requests, contact Nationwide at 1-800-848-6331 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/SVULII/index.html?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/SVULII/index.html?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000253565

Nationwide® Survivorship Variable Universal Life II - Series H
Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policies
Issued by
Nationwide Life and Annuity Insurance Company
through its
Nationwide VL Separate Account-G
The date of this prospectus is May 1, 2026.
The policy described in this prospectus is not available in the state of New York.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial professionals, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
Variable life insurance policies are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC’s staff and is available at Investor.gov.
The availability of investment options, policy benefits, or other policy features described in this prospectus may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations for additional information).
Under state law a Policy Owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days. Upon cancellation, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted. For more information, see Right to Cancel (Examination Right).
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the Policy Owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Glossary
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider coverage.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Commissionable Target Premium – is an amount used in the calculation of the Percent of Premium Charge and total compensation Nationwide pays. Commissionable Target Premium is actuarially derived based on the Base
Policy Specified Amount, the Insureds' characteristics and the death benefit option of the policy.

Death Benefit – The amount paid upon the Surviving Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, adjustments or reductions under the Long-Term Care Rider, or due and unpaid policy charges.

Directed Monthly Deductions – A Policy Owner’s election to have deductions for monthly policy charges, including
Rider charges, deducted from a single Sub-Account or the Fixed Account. If the selected investment option’s value is insufficient to cover the full monthly deduction, the remainder of the monthly deduction will be deducted as described in How Monthly Charges are Deducted. The amounts allocated to Enhanced Dollar Cost Averaging programs and any Extended No-Lapse Guarantee Rider Advantage Program Value are not available for Directed Monthly
Deduction election.

Extended No-Lapse Guarantee Rider Advantage Program Value ("Program Value") – Premium received during the first policy year, plus loan repayments to the extent of Program Value that was transferred to the collateral account for a policy loan, and Investment Experience on those amounts minus amounts transferred pursuant to the
Extended No-Lapse Guarantee Rider Advantage Program, partial surrenders, and policy and Rider charges deducted. Policy loan interest is not credited to the Program Value.

Extended No-Lapse Guarantee Value – A reference value used only for determining whether the requirements of the Extended No-Lapse Guarantee Rider are met.
Fixed Account – An investment option that is funded by Nationwide's general account.
Four Year Term Insurance Rider Specified Amount – The dollar amount of the death benefit provided by the Four Year Term Insurance Rider, if elected and In Force.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insureds – The persons whose lives are insured under the policy. The death of the Surviving Insured triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Investment in the Contract – The amount that may be withdrawn from the policy tax free as defined in Section 72(e)(6) of the Code, see Taxes.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Long-Term Care Specified Amount – The elected Long-Term Care Rider benefit amount for an Insured covered under the Long-Term Care Rider adjusted for any post issue increases and decreases.

Maturity Date – The policy anniversary on which the younger Insured reaches, or would have reached, Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life and Annuity Insurance Company.
Net Amount At Risk – The base policy's Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.

Net Premium – Premium after transaction charges, but before any allocation to an investment option.
No-Lapse Guarantee Monthly Premium – Dollar amounts used to calculate the Premium that must be paid to meet the requirements of the Guaranteed Policy Continuation Provision.
No-Lapse Guarantee Period – The length of time during which the Guaranteed Policy Continuation Provision is available.
Policy Date – The date the policy takes effect as shown in the Policy Specification Pages. Policy years, months, and anniversaries are measured from this date.
Policy Monthaversary – The same day of the month as the Policy Date for each succeeding month. In any month where such day does not exist (e.g. 29th, 30th, or 31st), the Policy Monthaversary will be the last day of that calendar month.

Policy Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights. More than one person or entity may be named Policy Owner.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.

Policy Specification Page(s) – The Policy Specification Page(s) are issued as part of the policy and contain information specific to the policy and the Insureds, including coverage and Rider elections. Updated Policy
Specification Page(s) will be issued if the Policy Owner makes any changes to coverage elections after the policy is issued.

Premium – Amount(s) paid to purchase and maintain the policy.
Percent of Premium Charge – The aggregate of the sales load and premium tax charges.
Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the
Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.

Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.

Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insureds beyond traditional factors for standard risks, which include Attained Age, sex, and tobacco habits of the Insureds. Substandard Ratings are shown in the
Policy Specification Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-
medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.

Surviving Insured – The living Insured after one of the Insureds dies.
Total Long-Term Care Benefit Value – An amount equal to the sum of the Long-Term Care Specified Amounts for any Insureds whose Long-Term Care Rider coverage is In Force, plus the long-term care benefits paid for any
Insured who has terminated their Long-Term Care Rider coverage after long-term care benefits have been paid for that Insured.

Total Long-Term Care Specified Amount – The sum of any Long-Term Care Specified Amounts for Insureds covered by the Long-Term Care Rider.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts.
One Valuation Period ends and another begins as of the close of regular trading on the New York Stock Exchange.

Variable Account – Nationwide VL Separate Account-G, a separate account that Nationwide established to hold
Policy Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Important Information You Should Consider About the Policy
FEES AND EXPENSES
Charges for Early Withdrawals
Surrender Charge – For up to 15 years from the Policy Date, or effective date of any Base
Policy Specified Amount increase, a surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified
Amount (see Surrender Charge). This charge will vary based upon the individual characteristics of the Insureds. The maximum surrender charge is $47.50 per $1,000 of
Base Policy Specified Amount, or 4.750% of the Base Policy Specified Amount. For
example, for a policy with a $100,000 Base Policy Specified Amount, a complete surrender could result in a surrender charge of $4,750.

Partial Surrender Fee – Deducted from the partial surrender amount requested (see
Partial Surrender Fee). Currently, Nationwide waives the Partial Surrender Fee.
Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial
Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.

Transaction Charges
The Policy Owner may also be charged for other transactions as follows:
● Percent of Premium Charge – Deducted from each Premium payment applied to a policy.
● Service Fee – Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements.
● Rider Charges – One time rider charges for certain benefits, deducted upon invoking the rider.
See Standard Policy Charges and Policy Riders and Rider Charges.

Ongoing Fees and Expenses (periodic charges)
In addition to surrender charges, interest on any outstanding policy loans, and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy and the cost of optional benefits available under the policy, and such fees and expenses are set based on characteristics of the Insureds (e.g., ages, sexes, and rating classifications), see
Standard Policy Charges and Policy Riders and Rider Charges. Please refer to the Policy
Specification Pages of your policy for rates applicable to the policy.

A Policy Owner will also bear expenses associated with the underlying mutual funds under the policy, as shown in the following table:
	Annual Fee	Minimum	Maximum
	Investment options (underlying mutual fund fees and expenses)	0.11%[1]	1.22%[1]
1 As a percentage of underlying mutual fund net assets.

RISKS
Risk of Loss	Policy Owners can lose money by investing in the policy, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash (see Principal Risks).

A surrender charge may apply (see Surrender Charge). In addition, taking policy loans may increase the risk of Lapse and may result in adverse tax consequences (see Policy
Loans).

Risks Associated with Investment Options
● Investment in this policy is subject to the risk of poor investment performance.
Investment Experience can vary depending on the performance of the investment options chosen by the Policy Owner.
● Each investment option, including the Fixed Account, will have its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

RISKS
Insurance Company Risks
Investment in the policy is subject to the risks associated with Nationwide, including that any obligations (including under any general account options), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting the Service Center (see
Principal Risks).

Policy Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges. Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Payment of insufficient Premium may cause the policy to Lapse. There is no separate additional charge associated with reinstating a Lapsed policy; however, payment of sufficient Premium and repayment or reinstatement of any Indebtedness will be required (see Reinstatement). The Death Benefit will not be paid if the policy has
Lapsed.

For more information, see Principal Risks and Lapse.

RESTRICTIONS
Investments
● Nationwide may restrict the form in which Sub-Account transfer requests will be accepted (see Sub-Account Transfers and Transfer Restrictions).
● Nationwide may limit the frequency and dollar amount of transfers involving the Fixed
Account (see Fixed Account Transfers).
● Nationwide reserves the right to add, remove, and substitute investment options available under the policy (see Addition, Deletion, or Substitution of Mutual Funds).
● Transfers between Sub-Accounts are subject to restrictions designed to deter short-term and excessively frequent transfers (see Transfer Restrictions).
● Not all investment options may be available under your policy (see Appendix A:
Underlying Mutual Funds Available Under the Policy).
● The availability of investment options may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations).

Optional Benefits
● Certain optional benefits may be subject to availability, eligibility, and/or invocation requirements. Availability of certain optional benefits may be subject to Nationwide’s underwriting approval for the optional benefit.
● Certain optional benefits limit or restrict the investment options available for investment.
● Policy loans are not permitted while benefits are being paid under certain optional benefits.
● Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new policies and will not impact any policies already In
Force.
● The availability of policy benefits may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations).
For more information, see Policy Riders and Rider Charges.

TAXES
Tax Implications
● Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.
● Earnings on the policy are generally not taxable to the Policy Owner, unless withdrawn from the policy. Partial and full surrenders from the policy will be subject to ordinary income tax and may be subject to a tax penalty.
For more information, see Taxes.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some financial professionals receive compensation for selling the policy. Compensation can take the form of commissions and other indirect compensation in that Nationwide may share the revenue it earns on this policy with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this policy over another investment (see A
Note on Charges).

CONFLICTS OF INTEREST
Exchanges
Some financial professionals may have a financial incentive to offer an investor a new policy in place of the one he/she already owns. An investor should only exchange his/her policy if he/she determines, after comparing the features, fees, and risks of both policies, and any surrender charge to terminate the existing policy, that it is preferable for him/her to purchase the new policy, rather than to continue to own the existing one (see Exchanging the Policy for Another Life Insurance Policy).

Overview of the Policy
Purpose
The primary benefit of this policy is life insurance coverage on the lives of two Insureds, see Purchasing a Policy. Nationwide will pay the Death Benefit Proceeds upon the Surviving Insured's death while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; at least one Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the Policy Owner is invested, and cumulative Variable Account and policy charges assessed by Nationwide over the life of the policy.
Prospective purchasers should consult with a financial professional to determine whether this policy is appropriate for them, taking into consideration his/her particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. In addition to life insurance coverage on the lives of two Insureds, the policy may also be appropriate for persons seeking the potential for the accumulation of Cash Value for supplemental income. Generally speaking, this policy is intended as a long-term investment, it is not a short-term investment and is not appropriate for an investor who needs ready access to cash, see Principal Risks.
Premiums
The Policy Owner will select a Premium payment plan for the policy at the time of application. Within limits, the Policy Owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Sub-Account Investment Experience.
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy. However, loan repayments are subject to the default allocation prioritization stated in the policy, see Repayment.
The fixed interest option offered under the policy is the Fixed Account which will earn interest daily at an effective annual rate, see Fixed Account and Risk of Allocating Cash Value to the Fixed Account. As a general account option, amounts credited to the Fixed Account are dependent on Nationwide’s financial strength and claims paying ability.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VL Separate Account-G contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Additional information about the underlying mutual funds is available in Appendix A: Underlying Mutual Funds Available Under the Policy.
Payment of insufficient Premium may cause the policy to Lapse.
Policy Features
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Surviving Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Base Policy Specified Amount as of the Surviving Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Base Policy Specified Amount plus the Cash Value as of the Surviving Insured's date of death.
For additional information, see Standard Death Benefit Options.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.

Coverage Flexibility
Subject to conditions, the Policy Owner may choose to:
•
change the death benefit option;
•
increase or decrease the Base Policy Specified Amount and/or Long-Term Care Specified Amount;
•
change beneficiaries; and
•
change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the Policy Owner may:
•
take a policy loan, see Policy Loans.
•
take a partial surrender, see Partial Surrender.
•
surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Transfer Requests
Generally, Policy Owners may request to transfer allocations between the Fixed Account and Sub-Accounts daily. Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the Fixed Account option(s) may delay a Policy Owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between the Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the Policy Owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Assignment
Policy Owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Right to Cancel (Examination Right)
For a limited time, the Policy Owner may cancel the policy and Nationwide will refund the amount prescribed by state law, see Right to Cancel (Examination Right).
Riders
The Policy Owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insureds. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•
Overloan Lapse Protection Rider II
•
Long-Term Care Rider
•
Four Year Term Insurance Rider
•
Policy Split Option Rider

•
Extended No-Lapse Guarantee Rider
For additional information, see Policy Riders and Rider Charges.

Fee Table
The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and surrendering or taking partial surrenders from the policy. Please refer to the Policy Specification Pages of your policy for information about the specific fees you will pay based on the options you have elected.
The first table describes the fees and expenses that a Policy Owner will pay at the time the Policy Owner pays Premium into the policy, surrenders or takes partial surrenders from the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Percent of Premium Charge	Upon making a Premium payment	Maximum: 12% of each Premium	Currently: 6% of each Premium
Service Fee[1]	Upon requesting an illustration, policy loan, or copies of transaction confirmations and statements	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 5% of the amount surrendered from the policy's Cash Value	Currently: $0
Surrender Charge†	Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	Maximum: $47.50 per $1,000 of Base Policy Specified Amount	Minimum: $1.17 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non-
tobacco and female, Issue Age 55,non-
tobacco, Base Policy Specified Amount
$1,000,000, Death Benefit Option 1 and a
complete surrender of the policy in year
one
Upon surrender, policy Lapse, and certain Base Policy Specified Amount decreases	$23.46 per $1,000 of Base Policy Specified Amount from the policy's Cash Value
Overloan Lapse Protection Rider II Charge†	Upon invoking the Rider	Maximum: $185.00 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: the younger Insured is Attained Age 85 with a Cash Value of $500,000, assuming the guideline premium/cash value corridor life insurance qualification test is elected	Upon invoking the Rider	$32 per $1,000 of Cash Value
Extended No-Lapse Guarantee Rider Percent of Premium Charge†	Upon making a Premium payment	Maximum:15% of each Premium	Minimum: 0% of each Premium
Representative: an Attained Age 35 male preferred non-tobacco, and Attained Age 35 female, preferred non-tobacco and policy year one	Upon making a Premium payment	10% of each Premium
†
This charge will vary based upon the individual characteristics of the Insureds. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
1
The Policy Owner will be expected to pay the Service Fee by check or money order at the time of the request. This charge will not be deducted from Cash Value.

The next table describes the fees and expenses that a Policy Owner will pay periodically while the policy is In Force, not including underlying mutual fund operating expenses.
Periodic Charges Other than Annual Underlying Mutual Fund Expenses
Base Contract Charges
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance Charge†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Base Policy Specified Amount of $1,000,000, Death Benefit Option 1 and policy year ten	Monthly	$0.0096 per $1,000 of Net Amount At Risk
Flat Extra Charge[1]	Monthly	Maximum: $2.09 per $1,000 of Net Amount At Risk for each Flat Extra assessed
Percent of Sub-Account Value Charge	Monthly	Maximum: 0.50% annually (0.042% monthly) of Cash Value allocated to the Sub- Accounts	Currently: 0.10% annually (0.008% monthly) of Cash Value allocated to the Sub- Accounts
Administrative Per Policy Charge	Monthly	Maximum: $20.00 per policy	Currently: $10.00 per policy
Per $1,000 of Specified Amount Charge†	Monthly	Maximum: $3.14 per $1,000 of Base Policy Specified Amount	Minimum: $0.09 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Base Policy Specified Amount of $1,000,000, Death Benefit Option 1 and policy year one	Monthly	$0.30 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[2]	Annually and at the time of certain events and transactions	Maximum: 3.90% of Indebtedness	Currently: 3.90% of Indebtedness
Optional Benefit Charges
Charge	When Charge is Deducted	Amount Deducted
Long-Term Care Rider Charge†	Monthly	Maximum: $4.17 per $1,000 of Long -Term Care Specified Amount	Minimum: $0.00 per $1,000 of Long-Term Care Specified Amount
Representative: an Issue Age 35 male preferred non-tobacco	Monthly	$0.10 per $1,000 of Long-Term Care Specified Amount

Optional Benefit Charges
Four Year Term Insurance Rider Charge†	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.00 per $1,000 of Rider Death Benefit
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year four	$0.0009 per $1,000 of Rider Death Benefit
Policy Split Option Rider Charge†	Monthly	Maximum: $0.03 per $1,000 of Base Policy Specified Amount	Minimum: $0.01 per $1,000 of Base Policy Specified Amount
Representative: male, Issue Age 55, non- tobacco and female, Issue Age 55, non- tobacco, Total Specified Amount and Base Policy Specified Amount $1,000,000, Death Benefit Option 1 and policy year one	$0.022 per $1,000 of Base Policy Specified Amount
Extended No-Lapse Guarantee Rider Percent of Sub-Account Value Charge	Monthly	Maximum: 0.124% of Cash Value allocated to the Sub- Accounts	Minimum: 0% of Cash Value allocated to the Sub- Accounts
Representative: an Attained Age 55 male preferred non-tobacco and Attained Age 55 female, preferred non-tobacco and policy year one	Monthly	0.075% of Cash Value allocated to the Sub-Accounts
†
This charge will vary based upon the individual characteristics of the Insureds. Representative charges shown in the table may not be representative of the charge that a particular Policy Owner will pay. Policy Owners can request an illustration of specific costs and/or see the Policy Specification Pages for information about specific charges of the policy.
1
The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
2
The maximum and current Policy Loan Interest Charge rates are stated as gross rates of interest charged.
The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Policy Owner may periodically pay while the policy is In Force. Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the policy, including their annual expenses, may be found at the back of this document in Appendix A: Underlying Mutual Funds Available Under the Policy.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.11%	1.22%
Principal Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy Owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary. Policy Owners accessing the Cash Value could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the

Policy Owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A Policy Owner may not earn sufficient returns from the investment options offered by Nationwide in the policy and selected by the Policy Owner to pay the policy’s periodic charges in which case additional Premium payments may be required over the life of the policy to prevent Lapse. Policy guarantees that exceed the value in the Variable Account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. As such, the Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The Policy Owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the Policy Owner intends to pay and when. The Policy Owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant market decline, additional Premium may be required to meet a Policy Owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease, see Lapse. Lapse may also have adverse tax consequences if the policy has outstanding Indebtedness.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Specification Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide at least 30 days advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease, potentially increasing the risk of policy Lapse. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables which are greater than or equal to the highest possible rates for Insureds with the least favorable underwriting characteristics for charge rates that vary based upon the individual characteristics of the Insureds, see Fee Table and Standard Policy Charges.
Risk of Allocating Cash Value to the Fixed Account
Interest credited to, and availability of, Cash Value allocated to the Fixed Account is subject to Nationwide’s financial strength and claims paying ability. The Policy Owner assumes the risk that interest credited to the Fixed Account may not exceed the Fixed Account’s guaranteed minimum interest crediting rate, see Minimum Guaranteed Interest Rate.
Interest credited to the Fixed Account alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.

Limitation of Access To Cash Value
A Policy Owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders. Partial surrenders will reduce the Base Policy Specified Amount as well as other policy benefits, and policy loans may increase the risk of Lapse.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the Policy Owner may make transfers to and/or from the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars. Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A Policy Owner could lose some or all of their money. A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by visiting the website listed in Appendix A: Underlying Mutual Funds Available Under the Policy or contacting the Service Center, see Contacting the Service Center.
Investment Option Restrictions
Nationwide limits the Sub-Accounts available for allocation of Premium and transfers of Cash Value when the Extended No-Lapse Guarantee Rider is elected. Nationwide selected the available Sub-Accounts on the basis of factors associated with the underlying mutual funds' investment objectives, strategies, and risks, and Sub-Accounts were excluded from availability on the basis of similar considerations. In general, the permitted investment options are more conservative than those that are not permitted. By electing the Extended No-Lapse Guarantee Rider and accepting the investment option restrictions, Policy Owners may be foregoing investment gains that could otherwise be realized by investing in investment options that are not available under the Rider.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The Death Benefit Proceeds of a life insurance policy are includible in the gross estate of the Surviving Insured for federal income tax purposes if either (a) the Death Benefit Proceeds are payable to the executor of the estate of the Surviving Insured, or (b) the Surviving Insured possessed any incident of ownership in the policy. The death of both Insureds within three years of a policy assignment or other transfer may require inclusion of the Death Benefit Proceeds in the gross estate of the Surviving Insured. Also, the estate of the first Insured to die may be required to include the value of the policy if the first Insured possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insureds may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. For additional information on state variations, see Appendix B: State Variations. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the Policy Owner can contact the Service Center, see Contacting the Service Center.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to conduct its businesses or administer the policy (e.g., calculate unit values or process transactions).
Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI powered tools.
Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Policy Owners in the future.
In the event that policy administration or policy values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore policy values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to policies or policy values that result from the Policy Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Nationwide Life and Annuity Insurance Company
The policy is issued by Nationwide, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.

Nationwide VL Separate Account-G
Organization, Registration, and Operation
Nationwide VL Separate Account-G (the Variable Account) is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the Variable Account to support other variable life insurance policies that it issues. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the Variable Account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the Variable Account's management or investment practices or policies.
The Variable Account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the Variable Account will be credited to, or charged against, the Variable Account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the Variable Account's assets to pay any of its liabilities other than those arising from the policies or other policies supported by the Variable Account. Nationwide will hold assets in the Variable Account equal to its liabilities. The Variable Account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this Variable Account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding underlying mutual fund. A Policy Owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•
remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•
substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•
transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•
combine the Variable Account with other separate accounts, and/or create new separate accounts;
•
deregister the Variable Account under the 1940 Act, or operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•
modify the policy provisions to reflect changes in the Sub-Accounts and the Variable Account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this Variable Account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the Policy Owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the Policy Owner received notification of a material change in the investment policy of the Variable Account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)
shares of a current underlying mutual fund are no longer available for investment; or
(2)
further investment in an underlying mutual fund is inappropriate.

Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected Policy Owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister Nationwide VL Separate Account-G under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no outstanding policies supported by the Variable Account or for any other purpose approved by the SEC.
All Policy Owners will be notified in the event Nationwide deregisters Nationwide VL Separate Account-G.
Voting Rights
Although the Variable Account owns the mutual fund shares, Policy Owners are entitled to certain voting rights in the underlying mutual fund shares of the Sub-Accounts to which they have assets allocated. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the underlying mutual fund shares held in the Variable Account only as instructed by Policy Owners and the owners of other policies.
When a shareholder vote occurs, a Policy Owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Policy Owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Policy Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Policy Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Policy Investment Options
Policy Owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Cash Value allocated to a Sub-Account will vary based on the Investment Experience of the corresponding underlying mutual fund in which the Sub-Account invests. There is a risk of loss of the entire amount invested.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.

Information about each underlying mutual fund, including its name, type, adviser and sub-adviser (if applicable), current expenses, and performance, is available in Appendix A: Underlying Mutual Funds Available Under the Policy. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Policy Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly available mutual fund. Policy Owners should not compare the performance of a publicly available mutual fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available mutual funds.
The particular underlying mutual funds available under the policy may change from time to time, see Information on Underlying Mutual Fund Service Fee Payments. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The Policy Owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a Policy Owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays (or on the dates that such holidays are observed by the New York Stock Exchange):
•
New Year's Day
•
Martin Luther King, Jr. Day
•
Presidents' Day
•
Good Friday
•
Memorial Day
•
Juneteenth National Independence Day
•
Independence Day
•
Labor Day
•
Thanksgiving
•
Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)
trading on the NYSE is restricted;
(2)
an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)
the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.

How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A Policy Owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the Policy Owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a Policy Owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with transfers, Premium, and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)
is the sum of:
●
the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
●
the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
●
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the Variable Account; and
(b)
is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Fixed Account
There is one general account option under this policy: the Fixed Account. Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in the Variable Account and other Nationwide separate accounts, and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and Policy Owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Note: Interest credited to the Fixed Account on a current basis in excess of the guaranteed minimum is not guaranteed. Nationwide may offer promotional rates for new issues and/or In Force policies that may not be sustainable for long periods of time. In addition, interest credited on a non-guaranteed basis varies over time, is rarely the same year-over-year, and may be limited to the guaranteed minimum for extended periods of time.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.

Minimum Guaranteed Interest Rate
Nationwide guarantees that Net Premium allocated and/or Cash Value transferred to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
The effective annual rate Nationwide declares for the Fixed Account will never be less than 1.00%. Contact the Service Center for information regarding current Fixed Account interest crediting rates, see Contacting the Service Center.
Interest Crediting Risks for Fixed Account
The Policy Owner assumes the risk that the actual credited interest rate may not exceed the guaranteed minimum interest crediting rate for the Fixed Account. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Cash Value transfers. Interest credited to the Fixed Account alone may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the Policy Owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account for details about restrictions that apply to transfers to and from the Fixed Account.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy Owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the Policy Owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the Policy Owner. The net result is that the Policy Owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Policy Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•
the dilution of the value of the investors' interests in the mutual fund;
•
mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•
increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy Owners remaining in the affected Sub-Account will bear any resulting increased costs.

Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the Policy Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a Policy Owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter
Nationwide will mail a letter to the Policy Owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each policy starts with 0 transfer events each January 1. For restrictions on transfer events within two consecutive calendar quarters, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter.
Managers of Multiple Policies
Some financial professionals manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple Policy Owners. These multi-policy financial professionals may be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Policy Owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The Policy Owner will be notified if a transfer request is rejected.

Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)
request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Policy Owner;
(2)
request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Policy Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected Policy Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected Policy Owners in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the Policy Owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request, see Contacting the Service Center.
Fixed Account Restrictions
Transfers to and/or from the Fixed Account may be restricted as follows:
•
Transfers to and/or from may be prohibited during the first policy year; and
•
Only one transfer to may be permitted every 12 months.
Fixed Account Restrictions
Transfers to the Fixed Account may be restricted as follows:
•
Transfers to that exceed 25% of the Cash Value (as of the end of the prior Valuation Period) may not be permitted; and
•
Transfers to if the Fixed Account value is, or as a result would become, greater than 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•
Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•
by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•
by mail to Nationwide Life and Annuity Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•
by fax at 1-888-677-7393
•
by Internet at www.nationwide.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Specification Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, Policy Owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a Policy Owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Under limited circumstances and at the request of the Policy Owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the Variable Account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the Variable Account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify Policy Owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the Policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the Variable Account, are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The Policy Owner may name a contingent owner who will become the Policy Owner if the Policy Owner dies before Proceeds become payable. Otherwise, ownership will pass to the Policy Owner's estate, if the Policy Owner is not the Surviving Insured.
Policy Owner Rights
The Policy Owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•
changing the Policy Owner, contingent owner, and beneficiary;
•
assigning, and/or exchanging the policy;
•
requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•
changing insurance coverage such as death benefit option changes, adding or removing Riders, decreasing the Base Policy Specified Amount, and/or decreasing any Long-Term Care Specified Amount
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the Policy Owner may name a different Policy Owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Surviving Insured dies while the policy is In Force. While the policy is In Force, a Policy Owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Surviving Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the Policy Owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Surviving Insured dies and before any Proceeds become payable. A Policy Owner may name more than one contingent beneficiary. Unless specified otherwise by the Policy Owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Community Property States
In community property states, the Policy Owner’s spouse may have a community property interest in the Proceeds of a life insurance policy even if the spouse is not a named party on the policy. Changes of beneficiary and/or ownership, assignment, and certain financial transactions may impede the spouse’s community property interest. The spouse may need to consent to these types of transactions. The Policy Owner should seek legal advice regarding the applicability of community property laws to the policy and whether spousal consent is necessary. Nationwide is not responsible for determining the applicability of community property laws to the policy.

Purchasing a Policy
The policy is available for Insureds between the Attained Ages of 21 and 80. Generally, the two Insureds must have either a family (e.g. spouse, parent / child) or financial (e.g. business partners) relationship at the time the policy is issued. Coverage will not be impacted by a subsequent change in the Insureds’ relationship unless the Policy Split Option Rider was elected and is invoked as a result of the change, see Policy Split Option Rider. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide normally uses the medical or paramedical method to assign underwriting classes, which may require a medical examination. Nationwide may also offer an accelerated underwriting option with limited underwriting classes that generally does not require a medical examination, if the proposed Insureds qualify. If offered, prospective purchasers may opt out of accelerated underwriting for normal underwriting which can result in a more or less favorable underwriting classification and accordingly lower or higher policy charges. Generally, accelerated underwriting may result in higher policy charges for healthier insureds if they could otherwise qualify for a more favorable underwriting classification through normal underwriting. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Specification Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and both Insureds' Attained Ages, sexes, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage
Insurance coverage requires that the Insureds meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is issued while both Insureds are alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown in the Policy Specification Pages. Nationwide begins deducting policy charges on the Policy Date. Changes in the Base Policy Specified Amount (which may only be requested after the first policy year) will be effective on the next Policy Monthaversary after Nationwide approves the change request.
Insurance coverage will end upon the Surviving Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Base Policy Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Base Policy Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
Under state law a Policy Owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.

In order to cancel the policy during the right to cancel period, a Policy Owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued (i.e., Nationwide will cancel and void it).
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Sub-Account Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the Policy Owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $25. Upon request, Nationwide will furnish Premium payment receipts. Policy Owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•
Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•
Nationwide will refund Premium payments that exceed the applicable Premium limit established by the Code to qualify the policy as a contract for life insurance. Refunds of Premium will be processed from the policy investment options in the order described in How Monthly Charges are Deducted.
•
Nationwide will monitor Premiums paid and will notify Policy Owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•
Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Premium payments will be allocated to the Sub-Accounts and Fixed Account according to the allocation instructions in effect at the time the Premium is received, subject to the limitation that Nationwide may refuse Premium allocations, including initial Premium, to the Fixed Account if Cash Value allocated to the Fixed Account is, or as a result would become, greater than 50% of a policy’s total Cash Value.
The Policy Owner may change how future Premium will be allocated at any time while the policy is In Force by notifying Nationwide in writing.
Conditional Reduction of the Cost of Insurance Rate
The policy is eligible for a reduction of the cost of insurance rate if:
(1)
Death Benefit Option 1 is in effect on the Policy Date and has not been changed; and
(2)
an accumulated Premium test (described below) is met on certain testing dates beginning with the eligibility date stated in the Policy Specification Pages.
Eligibility for the cost of insurance rate reduction ends if the accumulated Premium test is not met on the 35th policy anniversary or upon termination of the policy, see Terminating the Policy.

The accumulated Premium test is met if on the test dates the total Premium paid minus any loans, partial surrenders, or Returned Premium is greater than or equal to the sum of the required monthly Premium in effect for each respective month, including any period of lapse. If the accumulated Premium test is satisfied on the 35th policy anniversary, testing will continue each month using the accumulated Premium value calculated on the 35th policy anniversary. If on the 35th policy anniversary the accumulated Premium test is not met, eligibility for the reduction will terminate and testing will stop.
The required monthly Premium varies by the Insureds' sexes, Issue Ages and underwriting classifications, the Base Policy Specified Amount, elected Riders and any coverage changes. The required monthly Premium is stated in the Policy Specification Pages. The guaranteed minimum reduction factor is 15%. Any cost of insurance rate reduction applied will not be recaptured for any reason.
Nationwide may discontinue offering this cost of insurance rate reduction at any time on a prospective basis for new issues.
The cost of insurance rate reduction, if earned, will be calculated and applied as follows:
•
Beginning on the eligibility date stated in the Policy Specification Pages and each Policy Monthaversary thereafter while the policy remains eligible, is In Force, and the accumulated Premium test is met, Nationwide will apply the cost of insurance rate reduction.
•
The cost of insurance rate reduction is calculated by multiplying the cost of insurance rates for the policy by the reduction percentage. The cost of insurance rate reduction is then subtracted from the otherwise applicable cost of insurance rates. These reduced rates are then used to determine the cost of insurance charges, see Cost of Insurance Charge.
There is no separate additional charge for this reduction feature, Nationwide will provide it through a reduction in its profit.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•
the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•
amounts allocated to the Fixed Account, including credited interest; and
•
amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders and Returned Premium.
Changing the Amount of Insurance Coverage
After the first policy year, the Policy Owner may request to change the Base Policy Specified Amount. To change the Base Policy Specified Amount, the Policy Owner must submit in good order, a written request to the Service Center. Changes to the Base Policy Specified Amount will become effective on the next Policy Monthaversary after Nationwide approves the request unless the Policy Owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value, Lapse protection provided by the Guaranteed Policy Continuation Provision, or Lapse protection provided by the Extended No-Lapse Guarantee Rider, if elected, would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Base Policy Specified Amount changes to one increase and one decrease each policy year. Changes to the Base Policy Specified Amount will typically alter the Death Benefit.
Increases
To increase the Base Policy Specified Amount, the Policy Owner must provide satisfactory evidence of insurability. The Insureds must both be living and Attained Age 80 or younger at the time of the request. Any request to increase the Base Policy Specified Amount must be at least $10,000. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require the Policy Owner to make larger or additional Premium payments in order to avoid Lapsing the policy. A separate additional Per $1,000 of Specified Amount Charge and surrender charge schedule will also apply to the amount of the Base Policy Specified Amount increase.
Decreases
The Policy Owner may request to decrease the Base Policy Specified Amount. Nationwide applies Base Policy Specified Amount decreases to the most recent Base Policy Specified Amount increase and continues applying the decrease backwards while still maintaining the original Base Policy Specified Amount. Decreases to the Base Policy Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown in the Policy Specification Pages. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Right of Conversion
Within 24 months of the Policy Date, or longer if required by state law, a Policy Owner may elect to transfer 100% of the policy’s Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to such transfers and no surrender charge will be assessed.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•
transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts;
•
any asset rebalancing service and dollar cost averaging programs will no longer be available. Asset rebalancing and/or dollar cost averaging programs in effect prior to the conversion will terminate;
•
a percent of Sub-Account value charge will no longer be deducted; and
•
all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Surviving Insured dies, the policy reaches the Maturity Date and is not extended (see Policy Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The Policy Owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the Policy Owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the Policy Owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to Policy Owners upon request. Nationwide will also send quarterly and annual statements that show:
•
the Base Policy Specified Amount;
•
Premiums paid;

•
all charges since the last report;
•
the current Cash Value;
•
the Cash Surrender Value; and
•
Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Policy Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the policy. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. Copies may be obtained by contacting the Service Center. At any time after the first policy year, Policy Owners may ask for an illustration of future benefits and values under the policy, see Service Fee.

IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Policy Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Policy Owner(s). Household delivery will continue for the life of the policies. A Policy Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Other Benefits Available Under the Policy
In addition to the standard death benefit options available under the policy, other standard or optional benefits may also be available to you. The following table summarizes information about these other benefits. For additional information on the policy’s Riders, see Policy Riders and Rider Charges. Additional information on the fees associated with each benefit is in the Fee Table. The availability of policy benefits may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations).
Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Guaranteed Policy Continuation	During the No-Lapse Guarantee Period, the policy will not Lapse if Premium requirements are satisfied	Standard
● The No-Lapse Guarantee Monthly Premium can
change due to action by the Policy Owner
● When the No-Lapse Guarantee Period ends, the
policy may be at risk of Lapse
● Duration of the benefit period varies based on the
younger Insured’s Issue Age
See Guaranteed Policy Continuation Provision

Dollar Cost Averaging	Long-term transfer program involving automatic transfer of assets	Standard
● Transfers are only permitted from the Fixed Account
and a limited number of Sub-Accounts
● Transfers may not be directed to the Fixed Account
● Transfers from the Fixed Account must be no more
than 1/12th of the Fixed Account value at the time
the program is elected
● Nationwide may modify, suspend, or discontinue
these programs at any time
● Transfers are only made monthly
See Policy Owner Services

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Enhanced Dollar Cost Averaging	Long-term transfer program involving automatic transfer of Fixed Account allocations with higher interest crediting rate	Standard
● Only available at the time of application, and only
initial Premium is eligible for the program
● Extended No-Lapse Guarantee Rider Advantage
Program is not available when Enhanced Dollar
Cost Averaging is elected
● Transfers are only permitted from the Fixed Account
● Transfers are only made monthly and only for the
first policy year
See Policy Owner Services

Asset Rebalancing	Automatic reallocation of assets on a predetermined percentage basis	Standard	● Assets in the Fixed Account are excluded from the program ● Rebalances only permitted on a three, six, or 12 month schedule See Policy Owner Services
Automated Income Monitor	Systematic partial surrender and/or policy loan program to take an income stream of scheduled payments from the Cash Value	Standard
● Only available to policies that are not modified
endowment contracts
● Policy Owners are responsible for monitoring the
policy to prevent Lapse
● Program will terminate upon the occurrence of
specified events
● Nationwide may modify, suspend, or discontinue the
program at any time
See Policy Owner Services

Overloan Lapse Protection Rider II	Prevent the policy from Lapsing due to Indebtedness	Optional
● Subject to eligibility requirements to invoke the
Rider
● Election to invoke is irrevocable
● Once invoked, all other Riders terminate
● Cash Value will be transferred to the Fixed Account
and may not be transferred out
● No further loans or partial surrenders may be taken
from the policy

Long-Term Care Rider	Accelerates a portion of the Base Policy Specified Amount for qualified long-term care services for one or both Insureds	Optional
● Underwriting requirements for the Rider are
separate and distinct from the policy, and the Rider
does not provide benefits for certain conditions or
events
● Insureds must be between Attained Age 35 and 80
when the Rider is elected
● Long-Term Care Specified Amount elected for a
covered Insured must be at least 10% of the Base
Policy Specified Amount and no more than the
lesser of 50% of the Base Policy Specified Amount
or the maximum dollar amount Nationwide is
offering when the policy is issued
● Subject to maximum monthly benefit
● Subject to eligibility requirements to invoke the
Rider
● Subject to an elimination period, a 90-day waiting
period, before benefits are paid
● Written notice of claim is required
● Benefit associated with the Rider may not cover all
long-term care costs incurred
● While benefit is being paid no loans or partial
surrenders may be taken from the policy

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Four Year Term Insurance Rider	Adds an elected percentage of the Base Policy Specified Amount to the Death Benefit	Optional
● Rider only available to be elected at the time of
application
● Rider benefit limited to the elected percentage from
10% to 122.22% of the Base Policy Specified
Amount on the Policy Date reduced by any
decreases
● The Surviving Insured must die while the Policy is
In Force and within four years of the Policy Date
● If the Surviving Insured commits suicide within two
years from the Policy Date, the benefit will be
limited to the total charge deducted for this Rider
● The Policy Owner may not change, increase, or
decrease the Four Year Term Insurance Rider
Specified Amount
● The Rider terminates if either the Extended No-
Lapse Guarantee Rider or the Policy Split Option
Rider is invoked

Policy Split Option Rider	Allows Policy Owner to exchange the policy for two non-term individual life insurance policies without additional evidence of insurability	Optional
● Rider only available to be election at the time of
application
● Can only be invoked upon the occurrence of one of
two limited events: certain marriage terminations or
certain federal tax law changes
● The Policy Owner must provide Nationwide with
written notice of a qualifying event within 12 months
of its occurrence
● Cannot be invoked during a Grace Period, after one
Insured has died, or when the older Insured
reaches Attained Age 80
● Rider must be terminated to add Long-Term Care
Rider after the policy is issued

Extended No-Lapse Guarantee Rider	Provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended	Optional
● Rider only available to be elected at the time of
application for policies with Death Benefit option 1
● If the Death Benefit is changed from Death Benefit
Option 1 this Rider will terminate
● Policy must be managed as illustrated to maintain
the Rider’s no-lapse guarantee
● Available variable investment options are limited

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitations
Extended No-Lapse Guarantee Rider Advantage Program	To provide a reduced percent of Premium no-lapse guarantee charge factor rate if Program requirements are met	Optional
● Only available to be elected at the time of
application when the Extended No-Lapse
Guarantee Rider is elected
● Only Premium received during the first policy year
in excess of a designated dollar amount receives
the reduced charge factor rate
● All Premium received during the first policy year is
applied to the program’s originating Sub-Account
● Transfers are only made monthly from the date the
initial Premium is applied and the program
terminates after 60 transfers
● Available investment options to receive program
transfers are limited to the options available under
the Extended No-Lapse Guarantee Rider
● Enhanced dollar cost averaging is not available
when the Advantage Program is elected
● Program Value is not available to participate in
dollar cost averaging, asset rebalancing programs,
or Directed Monthly Deductions
● Requested termination of the program is not
permitted without first terminating the Extended No-
Lapse Guarantee Rider

Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insureds. Each Insured is assigned to an underwriting classification based upon his/her Attained Age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The Policy Owner can request an illustration of specific costs and/or see the Policy’s Specification Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Specification Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insureds of the same Issue Age, sex, rate class, rate type, any Substandard Rating, and Base Policy Specified Amount, and elected Riders and optional features, whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see Fee Table.
How Monthly Charges are Deducted
The Percent of Sub-Account Value Charge is deducted proportionally from the Cash Value in the Sub-Accounts, unless Directed Monthly Deductions are elected. All other monthly charges, unless the Policy Owner elects Directed Monthly Deductions, are taken from the policy investment options successively until each is exhausted in the following order: first proportionally from the Sub-Accounts, then from the Fixed Account. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how loan interest is credited and charged, see Policy Loans.
Percent of Premium Charge
Nationwide deducts a Percent of Premium Charge from each Premium payment applied to a policy. The Percent of Premium Charge is intended to compensate Nationwide for federal and state taxes including Premium taxes, distribution expenses, expenses related to the sale and issuance of the policy, funding the required reserve associated with the policy, and to provide a margin for profit. The Premium tax component is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
The Percent of Premium Charge rate may vary by the length of time since the Policy Date, the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples, any monthly flat extra ratings, the Base Policy Specified Amount and coverage provided by any elected riders, and Premium paid. Currently, the Percent of Premium Charge rate is a stipulated percentage that does not vary based on individual characteristics.
On a guaranteed basis, the maximum Percent of Premium Charge rate is 12%. Currently, Nationwide charges 6% of each Premium.
Nationwide may waive some or all of the Percent of Premium Charge on the initial Premium paid into a policy as part of a Nationwide sponsored exchange program to another Nationwide policy as permitted under the securities laws and/or rules or by order of the SEC.
Service Fees
Nationwide may charge a fee to cover the administrative cost of processing certain Policy Owner service requests such as requests for:
•
policy loans;
•
copies of transaction confirmations and statements; and
•
illustrations of future benefits and values.
Although Nationwide currently waives service fees, it may elect in the future to assess a service fee. The guaranteed maximum service fee is $25.00 per request. Service fees are not deducted from the policy and must be paid by check or money order at the time the service is requested. In the event Nationwide charges a fee for an illustration of future benefits and values, one report per policy year will be provided free of charge.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 5% of the amount surrendered.
Surrender Charge
A surrender charge is deducted if the policy is surrendered, Lapses, or there is a requested decrease of the Base Policy Specified Amount, as described below. Surrender charges are deducted from the policy investment options in the same order as monthly deductions are taken, see How Monthly Charges are Deducted. The surrender charge is intended to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability, and establishing policy records, with a margin for profit and overall expenses.
The Base Policy Specified Amount in effect on the Policy Date and any increase of the Base Policy Specified Amount (referred to as segments) will each have their own separate surrender charge table in the Policy Specification Pages. The surrender charge for each Base Policy Specified Amount segment, when added together, will equal the total surrender charge.

The surrender charge for each Base Policy Specified Amount segment of coverage may vary by the Insureds’ Attained Ages, sexes, rate classes, rate types, any Substandard Rating, and the segment's Specified Amount on the Policy Date or date an increase segment becomes effective, and length of time a segment has been in effect.
Generally, surrender charges will be greater for Insureds who are older or have a tobacco rate type and less for Insureds who are younger or have a non-tobacco rate type. For a given Insured, larger Base Policy Specified Amounts will produce greater surrender charges. A Policy Owner should request an illustration from his/her financial professional to determine how various levels of coverage impact the policy’s surrender charge.
The actual surrender charge assessed decreases each policy year over a period of time determined by the younger Insured’s Attained Age on the Policy Date or effective date of a Base Policy Specified Amount increase, as follows:
•
fifteen policy years if the Attained Age of the younger Insured is 65 or less when a segment of coverage is issued;
•
the surrender charge period is reduced by one-year for each one-year increase in the younger Insured’s Attained Age between 65 to 70 when a segment of coverage is issued; and
•
the surrender charge period will be 10 policy years when the younger Insured’s Attained Age is 70 or greater,
The amount by which the surrender charges decrease each policy year during the applicable surrender charge period is based on the Insureds’ Attained Ages, sexes, the Base Policy Specified Amount, death benefit option, and underwriting classes on the Policy Date or effective date of a Base Policy Specified Amount increase.
When considering the potential impact of surrender charges, the Policy Owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate Death Benefit coverage.
Base Policy Specified Amount Decrease
For purposes of determining the applicable surrender charge, requested decreases of the Base Policy Specified Amount will be treated as coming from the most recent increase first. Partial decreases of the Base Policy Specified Amount will result in a proportional surrender charge deduction.
Base Policy Specified Amount decreases that occur as a result of a partial surrender or change in death benefit option will not be assessed a surrender charge at the time of the policy change. Instead, the surrender charge associated with the policy change will be deferred and will continue to reduce over time. If the policy is subsequently terminated by a complete surrender or Lapse, all surrender charges, including any deferred surrender charge, will be deducted.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted monthly as described in How Monthly Charges are Deducted. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits to be paid under the policy, compensation for assuming Lapse and investment risks, with a margin for profit and overall expenses.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The Cost of Insurance Charge rates range between $0.00 per $1,000 of Net Amount At Risk and $83.34 per $1,000 of Net Amount At Risk. The Net Amount At Risk for an In Force policy will vary by factors including the Base Policy Specified Amount, death benefit option, elected life insurance qualification test, and the policy’s Cash Value, including Investment Experience, interest crediting, payment of Premium, partial surrenders, and policy and Rider charges. The cost of insurance rate will vary by the Insureds’ sexes, Issue Ages, underwriting classes, any Substandard Ratings, how long the policy has been In Force, death benefit option, and the Base Policy Specified Amount. The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insureds' Attained Ages and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown in the Policy Specification Pages.
The policy may be eligible for a reduction of the cost of insurance rate, see Conditional Reduction of the Cost of Insurance Rate.

Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of an Insured through the underwriting process. If the activities or occupation of an Insured cause an increased health or accident risk, it may result in an Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to an Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and each Policy Monthaversary. The monthly Flat Extra Charge is between $0.00 and $2.09 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Specification Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge shown in Fee Table.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same Attained Age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount, if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Percent of Sub-Account Value Charge
The percent of Sub-Account value charge is deducted monthly as described in How Monthly Charges are Deducted. The charge may vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge is intended to compensate Nationwide for assuming the risk associated with mortality, operational expenses, regulatory changes, and state and federal taxes, with a margin for profit and overall expenses. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
The maximum guaranteed percent of Sub-Account value charge is equal to an annualized rate of 0.50% of all Cash Value allocated among the policy’s Sub-Accounts for all policy years. The percent of Sub-Account value charge that is currently assessed is equal to an annualized rate of 0.10%.
Administrative Per Policy Charge
An administrative charge is deducted monthly as described in How Monthly Charges are Deducted. The charge is intended to compensate Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $10 per month in all policy years. The maximum guaranteed charge is $20 per month in all policy years.
Per $1,000 of Specified Amount Charge
A per $1,000 of Specified Amount charge is deducted monthly as described in How Monthly Charges are Deducted. The per $1,000 of Specified Amount charge is intended to compensate Nationwide for expenses associated with sales, underwriting, distribution, and issuance of the policy, with a margin for profit and overall expenses.
The Base Policy Specified Amount in effect on the Policy Date and any increase of the Base Policy Specified Amount will each have their own respective charge rate. The per $1,000 of Specified Amount charge is calculated by multiplying the Base Policy Specified Amount in effect on the Policy Date, and effective dates of any Base Policy Specified Amount increase, by the applicable charge rate. Unless there is a reprice of current charge rates for In Force policies, the charge rate in effect on the Policy Date, and effective dates of any Base Policy Specified Amount increases, will not change for the life of the policy regardless of any changes to the policy. The guaranteed maximum charge rate is stated in the Policy Specification Pages. On a current basis, Nationwide may charge less than the guaranteed maximum rate.
The monthly per $1,000 of Specified Amount charge rate for each Base Policy Specified Amount segment of coverage may vary by the Base Policy Specified Amount, death benefit option, the length of time since the Policy Date or effective date of a Base Policy Specified Amount increase, and the Insureds' Attained Ages, sexes, rate classes, rate types, and any Substandard Ratings in effect on the Policy Date or effective date of an increase.
Monthly per $1,000 of Specified Amount charge rates are generally lower for Insureds who are younger and in good health and policies with larger Base Policy Specified Amounts. A Policy Owner should request an illustration from his/her financial professional to determine how various levels of coverage, and death benefit option impact the cost of the policy.

The per $1,000 of Specified Amount charge is calculated by dividing the Base Policy Specified Amount in effect on the Policy Date, and the amount of each increase in the Base Policy Specified Amount at the time the segment of coverage was created, by $1,000. The results are then multiplied by the applicable respective charge rates. The per $1,000 of Specified Amount charges for each Base Policy Specified Amount segment, when added together, will equal the total monthly per $1,000 of Specified Amount charge. The charge for a segment of coverage will not be reduced or removed even if the associated segment of coverage is later decreased or removed.
Nationwide may assess the monthly per $1,000 of Specified Amount charge in all policy years on a guaranteed basis. Currently, the charge is assessed for 15 years measured from the Policy Date for the initial Base Policy Specified Amount or the effective date of any increase of the Base Policy Specified Amount.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy Owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy Owners may visit the website listed in Appendix A: Underlying Mutual Funds Available Under the Policy or contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (Percent of Premium Charge, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Additionally, when the policy is purchased through a distributor that generally has lower associated policy expense characteristics due to commission arrangements and/or total Premium, Nationwide may reduce one or more policy charges. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total Premium Nationwide expects to receive; the total Cash Value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be In Force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy Owners should consult with a financial professional about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to Policy Owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package paid to broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total Premium based compensation will not exceed the maximum of (145% of Premiums paid during the first two Policy Years up to the Commissionable Target Premium, plus 6% of any Premium paid in excess of the Commissionable Target Premium during the first two Policy Years, and 5% of Premium paid after the second Policy Year). Commission may also be paid on a levelized basis. If a levelized commission is paid, it will not exceed 75% of first year Premium and 25% of renewal Premium after the first year. Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of Premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy Owners should consult the financial professional to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Policy Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund each business day. The Variable Account (not the Policy Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing Policy Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•
Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•
Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). If consistent with applicable law, such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2025, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.50% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services, as described above; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Policy Owners, see Variable Investment Options and Addition, Deletion or Substitution of Mutual Funds.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy Owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses will result in lower policy investment performance.

Policy Riders and Rider Charges
Policy Owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see Fee Table. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Some Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider with a monthly charge is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the Policy Owner requests and Nationwide approves a different date. Some Riders assess a one-time charge upon invoking the Rider.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see Fee Table.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals and Loans.
Overloan Lapse Protection Rider II
A Policy Owner is able to prevent the policy with Indebtedness from Lapsing due to the combination of Indebtedness and any long-term care benefits paid by invoking the Overloan Lapse Protection Rider II, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the Policy Owner of a policy with a substantially depleted Cash Surrender Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider II. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies, regardless of the elected life insurance qualification test, will automatically receive the Overloan Lapse Protection Rider II (state law permitting).
The Rider is dormant until specifically invoked by the Policy Owner, at which time a one-time charge is assessed.
Eligibility
The Policy Owner is eligible to invoke the Rider upon meeting the following conditions:
•
The policy has Indebtedness, and the Indebtedness plus the total amount of any long-term care benefits paid reaches a certain percentage of the policy's Cash Value (the percentage will vary based on the Insured’s Attained Age, and will range from 94% to 99% for policies for which the guideline premium/cash value corridor life insurance qualification test is elected and from 81-98% for policies for which the cash value accumulation life insurance qualification test is elected);
•
The younger Insured is, or would have been, Attained Age 65 or older;
•
The 15th policy anniversary has been reached, regardless of any period of Lapse, and the policy is currently In Force; and
•
For policies for which the guideline premium/cash value corridor life insurance qualification test is elected, all amounts required to be withdrawn so that the Policy continues to qualify as life insurance under Section 7702 of the Code must be taken as partial surrenders.
The first time the policy's Indebtedness plus the total amount of any long-term care benefits paid reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the Policy Owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.

Impact on Other Riders and the Policy
When this Rider is invoked, all other In Force Riders will terminate. An election to invoke the Overloan Lapse Protection Rider II is irrevocable.
Additionally, Nationwide will adjust the policy as follows:
(1)
If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)
The Base Policy Specified Amount will be adjusted to equal the lesser of: (1) the Base Policy Specified Amount immediately before the Rider was invoked; or (2) the Base Policy Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Base Policy Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)
Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider II charge) will be transferred to the Fixed Account, where it will earn at least the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Specification Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy or Rider charges will be assessed. No further loans or partial surrenders may be taken from the policy. Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Base Policy Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For policies with Death Benefit Option 2 before the Rider is invoked, the Death Benefit after the Rider is invoked, Death Benefit Option 1, will provide a lower Death Benefit because of the loss of the Cash Value component. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Example:
Assume the policy is currently In Force and the following:
● The policy was issued with the cash value accumulation life insurance qualification test
● The younger Insured’s Attained Age is 77
● Policy is in its 23rd policy year
● Death Benefit Option 2
● Base Policy Specified Amount: $500,000
● Indebtedness: $195,000
● Long-term care benefits paid: $120,000
● Cash Value: $375,000
● Applicable age-based factor for determining rider charge: 14.7%
Using the above assumptions, a decision to invoke the Rider would impact the policy as follows:
(1) The death benefit option will be changed from Death Benefit Option 2 to Death Benefit Option 1.
(2) The one-time charge for invoking the Rider will be $55,125 ($375,000 x 14.7%) and will be deducted from the Cash Value, reducing the Cash Value to $319,875 ($375,000 - $55,125)
(3) The non-loaned Cash Value $124,875 ($319,875 - $195,000) will be transferred to the Fixed Account where it will earn at least the minimum guaranteed fixed interest rate.
(4) The policy loan account ($195,000) will continue to earn interest at the policy's loan crediting rate.
(5) The Indebtedness ($195,000) will continue to grow at the policy’s loan interest charged rate.

(6) After this Rider is invoked, no other changes to the policy can be made.
Overloan Lapse Protection Rider II Charge
The Overloan Lapse Protection Rider II Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up Death Benefit. The charge is the product of the policy's Cash Value and a factor ranging from 0.15% to 18.50%, based on the Attained Age the younger Insured is or would have been when this Rider is invoked and shown in the Policy Specification Pages. The age-based factor will vary based upon the elected life insurance qualification test.
If the Cash Value, less the sum of Indebtedness and the total amount of any long-term care benefits paid, is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Long-Term Care Rider
Availability
This Rider is only available for new or In Force policies in states where it is approved. Contact the Service Center for information regarding availability, see Contacting the Service Center.
For policies with Insureds with Attained Ages between 35 and 80 and subject to state availability and Nationwide's underwriting approval, the Long-Term Care Rider may be purchased at any time while the policy is In Force to cover one or both of the Insureds. Underwriting and approval of the Rider are separate and distinct from underwriting and approval of the policy. Therefore, it is possible that the underwriting risk class for the Rider could differ from the policy or that an Insured could qualify for the policy and still be declined for this Rider.
There is a right to cancel associated with this Rider. Within 30 days of receipt of the Rider, the Policy Owner may return it to the sales representative who sold it, or to the Service Center. The Rider will be void and related charges will be credited to the policy, see Right to Cancel (Examination Right).
State regulation of long-term care benefits will result in differences in this Rider's name, covered services, criteria for eligibility of benefit payment, cost of insurance charge factors, maximum monthly benefit amounts, minimum monthly benefit amounts, and availability of minimum Death Benefit Proceeds, see Minimum Long-Term Care Rider Death Benefit Proceeds. State variations are subject to change without notice at any time. Contact the Service Center to obtain a copy of the Rider applicable to the policy, see Contacting the Service Center.
Long-Term Care Rider Benefit
The benefit associated with the Rider is that, upon a covered Insured meeting certain eligibility requirements, the Policy Owner is paid a monthly benefit, see Invoking the Rider. Benefit payments represent an advance of a portion of the Base Policy Specified Amount that will ultimately reduce the Cash Surrender Value and Death Benefit. The benefits paid under this Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the Policy Owner, see Taxes. See a tax advisor about the use of this rider. The benefit associated with the Rider may not cover all long-term care costs incurred. The Long-Term Care Rider has no Cash Surrender Value and no loan value.
The Long-Term Care Specified Amount elected for a covered Insured must be at least 10% of the Base Policy Specified Amount and no more than the maximum dollar amount stated in the Policy Specification Pages, which is equal to the lesser of 50% of the Base Policy Specified Amount or the maximum dollar amount of Long-Term Care Specified Amount Nationwide is offering at the time the policy is issued. The maximum lifetime benefit and maximum monthly benefit are subject to change if there are changes to a covered Insured’s Long-Term Care Specified Amount, Base Policy Specified Amount, changes to the Health Insurance Portability and Accountability Act per diem amount, or Indebtedness.
A covered Insured’s maximum lifetime benefit is the lesser of that covered Insured’s Long-Term Care Specified Amount or, if there is Indebtedness, the lesser of (1) or (2) where:
(1)
is each covered Insured’s Long-Term Care Specified Amount, respectively, minus the result of, a. divided by b. timed c, where:
(a)
is that covered Insured’s Long-Term Care Specified Amount;
(b)
is the sum of the covered Insureds’ Long-Term Care Specified Amounts; and
(c)
is the greater of

(i)
zero; or
(ii)
Indebtedness plus the Total Long-Term Care Benefit Value minus the Base Policy Specified Amount; and
(2)
is the Base Policy Specified Amount minus any Indebtedness.
The maximum monthly benefit, which is determined by Nationwide at the time of benefit payment, will be the lesser of:
(1)
2% of a covered Insured’s Long-Term Care Specified Amount;
(2)
two times the per diem amount allowed by the Health Insurance Portability and Accountability Act, as amended, times thirty; or
(3)
1/12 of a covered Insured’s maximum lifetime long-term care benefit, which is the lesser of that covered Insured’s Long-Term Care Specified Amount or the Base Policy Specified Amount minus Indebtedness
A Policy Owner may request to receive a monthly benefit less than the maximum monthly benefit subject to any minimum monthly benefit stated in the Policy Specification Pages. Choosing a lesser amount could extend the length of the benefit period of the Rider. However, the monthly benefit is not cumulative; taking less than the maximum monthly benefit in one month does not increase the monthly benefit amount available in succeeding months.
Example:
Assume a covered Insured’s Long-Term Care Specified Amount is $400,000. If the
invocation requirements below are satisfied and the 90-day elimination period has been satisfied, the Policy Owner can choose a monthly benefit up to 2% of the Long-Term Care
Specified Amount ($400,000 x 2%=$8,000). If there is no Indebtedness, this monthly benefit will be paid until either the covered Insured no longer meets the eligibility requirements or the entire $400,000 has been paid. If there is Indebtedness, monthly benefits will end when the accumulated benefits become greater than or equal to a covered Insured’s maximum lifetime benefit.

Long-Term Care Specified Amount Increases or Decreases
Increases to a covered Insured’s Long-Term Care Specified Amount are permitted, subject to Nationwide’s underwriting approval and the maximum permitted dollar amount of Long-Term Care Rider Benefit stated in the Policy Specification Pages.
Decreases to a covered Insured’s Long-Term Care Specified Amount are permitted, subject to the 10% of Base Policy Specified Amount minimum. A covered Insured’s Long-Term Care Specified Amount after a decrease must also be no less than any Long-Term Care Rider benefits paid for that covered Insured.
Impact of Base Policy Specified Amount Increases and Decreases
Increases to the Base Policy Specified Amount will not result in an automatic increase to a covered Insured’s Long-Term Care Specified Amount. Requests to increase the Base Policy Specified Amount that will result in a covered Insured’s Long-Term Care Specified Amount being less than the 10% of the Base Policy Specified Amount minimum will require a request to increase that Insured’s Long-Term Care Specified Amount, subject to Nationwide’s underwriting approval. If the request to increase the covered Insured’s Long-Term Care Specified Amount is not approved, the request to increase the Base Policy Specified Amount will also not be approved.
Partial surrenders and requests to decrease the Base Policy Specified Amount will result in an automatic reduction to a covered Insured’s Long-Term Care Specified Amount when such request will cause that covered Insured’s Long-Term Care Specified Amount to exceed 50% of the Base Policy Specified Amount. However, requested Base Policy Specified Amount decreases or partial surrenders will not be permitted when:
(1)
the Base Policy Specified Amount decrease would cause an Insured’s Long-Term Care Specified Amount to be less than the Long-Term Care Rider benefits already paid for that Insured; or
(2)
the Base Policy Specified Amount would be decreased below two times the total benefit amount already paid for the Insured for whom the greatest of amount Rider benefit has been paid.

Invoking the Rider
To invoke this Rider, a covered Insured must be certified by a licensed health care practitioner within the previous twelve months as: (1) having a severe cognitive impairment or (2) unable to perform without substantial assistance least two of the following activities of daily living: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair) for a period of at least 90 days. The covered Insured must also be receiving qualified long-term care services specified in a plan of care submitted to Nationwide. At least every twelve months, the covered Insured must be recertified and an updated plan of care submitted. Nationwide has the right to verify that all of the criteria for eligibility have been satisfied, including review of the covered Insured's medical records and physical examinations of the covered Insured.
In addition, a 90-day waiting period beginning the day after a covered Insured begins receiving qualified long-term care services, referred to as an "elimination period," must be satisfied before benefits are paid. Benefits will not be retroactively paid for the elimination period. If a covered Insured does not require qualified long-term care services over a continuous 90-day period, separate periods may be accumulated to satisfy the elimination period, but must be accumulated within a continuous period of 730 days. The elimination period must be satisfied only once by a covered Insured, each Insured respectively if both are covered, while the Rider is in effect.
Note: The Rider does not provide benefits for chronic illness resulting from suicide attempts, the commission of felonies, alcoholism or drug addiction, or war. The Rider also does not cover preexisting conditions not disclosed in the application for the Rider if the need for services begins during the first six months after the Rider effective date.
Before submitting a claim for benefits under this Rider, the Policy Owner should consult his/her financial professional. The Policy Owner can request a disclosure statement projecting the impact of making a claim under this Rider. Additionally, illustrations based on the benefit paid as well as other methods of distributing money from the policy, such as loans and partial surrenders, if there is Cash Value, can also be requested, see Contacting the Service Center. These resources can be used by the Policy Owner and their financial professional to determine whether making a claim is consistent with the purchaser’s life insurance objectives, tax situation, and other personal characteristics and needs.
After the elimination period, while Long-Term Care Rider benefits are being paid, the following are not permitted: new policy loans (existing policy loans reduce the total amount available for long-term care benefits, but do not impact eligibility to invoke this Rider), partial surrenders, changes to the Base Policy Specified Amount, changes in underwriting classification, addition of other Riders, or changes in death benefit option. In addition, the following are applicable:
•
Waiver of the Long-Term Care Rider Charge: The Long-Term Care Rider charge for a covered Insured will be waived while Long-Term Care Rider benefits are being paid for that covered Insured; however, all other monthly deductions will continue to be charged as long as the policy’s Cash Surrender Value is sufficient.
•
Policy Lapse Protection: To the extent the policy's Cash Surrender Value is insufficient to cover all other monthly deductions while benefits are being paid under the Rider, all monthly deductions will be waived and the policy will not Lapse. This includes monthly deductions for this Rider and other In Force Riders. Premium requirements for any no-lapse guarantee feature of the policy or any elected Rider are not waived. Once the Long-Term Care Rider benefit is no longer being paid, payment of additional Premium may be necessary to prevent the policy from Lapsing.
•
Death Benefit: If the policy is not being kept In Force by the Rider's policy Lapse protection feature at the time of the Surviving Insured's death, the total amount of Rider benefits paid will be subtracted from the Base Policy Specified Amount or Cash Value in calculating the Death Benefit.
If the policy is being kept In Force by the Rider's policy Lapse protection feature at the time of the Surviving Insured's death, the total amount of Rider benefits paid will be subtracted from the Total Long-Term Care Benefit Value or Cash Value in calculating the Death Benefit. This will reduce the Death Benefit, unless the Total Long-Term Care Rider Benefit Value equals the Base Policy Specified Amount and no benefits have been paid under this Rider. To avoid a potential reduction of the Death Benefit due to the Rider’s policy lapse protection feature, the Policy Owner can continue to pay sufficient Premium to keep the policy In Force without relying on the Policy Lapse Protection feature.
•
Reinstatement: In addition to the terms of reinstatement provided for under the policy, if the policy Lapses while this Rider is In Force and a covered Insured had cognitive impairment or loss of functional capacity, it may be reinstated within five months without submission of new proof of insurability. Payment of Premium is required as described in Reinstatement.

•
Cash Surrender Value and Policy Loans: The Cash Surrender Value and the amount available for partial surrenders and policy loans will be reduced by the total amount of long-term care benefits paid at the time a request is received.
Claims
Written notice of a claim must be given within 30 days after a covered Insured begins receiving qualified long-term care services. Written proof of claim, consisting of detailed documentation that describes and confirms a covered Insured is chronically ill and is receiving qualified long-term care services, must be given within 90 days. If Nationwide approves a claim, the benefit payable does not depend on the actual cost of qualified long-term care services received. The Policy Owner can elect to receive a monthly benefit of any amount between the minimum and maximum monthly benefit for a qualifying covered Insured.
If Nationwide determines that a benefit trigger has not been met, it will follow internal and external review processes consistent with applicable laws and regulations in the state of issue. The Policy Owner must give immediate notice when the receipt of qualified long-term care services has ceased or is no longer required. Nationwide, at its own expense, has the right to have a covered Insured examined as often as it may reasonably require while Long-Term Care Rider benefits are being paid for that covered Insured.
Nationwide may contest claims payments under the Rider for misrepresentations made in the application for the Rider, an application for an increase of the Long-Term Care Specified Amount, or an application to reinstate the Rider after a Lapse.
Long-Term Care Referral Service
If the Rider is elected, the Policy Owner will have access to a national long-term care services referral network via a toll-free telephone number. Services provided include free consultation and tailored information to assist in implementing a plan of care. There is no obligation to use these services which are currently provided through a third party paid for by Nationwide. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Termination of Coverage
A covered Insured’s coverage terminates when that Insured dies. The Rider will terminate when the Overloan Lapse Protection Rider II or the Policy Split Option Rider is invoked, the policy is terminated, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of an Insured’s coverage, Rider benefits will no longer be available for that Insured, except as described below, and the applicable Rider charge will no longer be assessed. However, the total amount of Rider benefits paid prior to termination will continue to be used in calculation of other policy benefits, as described above.
Long-term care benefits can be claimed after termination, if a covered Insured was receiving care in a long-term care facility on the date of termination. Eligibility and claims requirements must be met. Payments for the applicable Insured will end when their maximum lifetime benefit has been paid.
Long-Term Care Rider Charge
There is a separate monthly charge deducted from the Cash Value for each covered Insured. The charge compensates Nationwide for providing long-term care benefits upon a covered Insured meeting certain eligibility requirements. The monthly Rider charge is the product of a per $1,000 of Long-Term Care Specified Amount charge rate and the Long-Term Care Specified Amount for each covered Insured. Each increase of a covered Insured’s Long-Term Care Specified Amount will have its own associated charge rate. The long-term care cost of insurance rates are based on Nationwide’s expectations as to a covered Insured’s potential need for long-term care over time and will vary by a covered Insured's sex, Issue Age, rate class, rate type, rate class multiple, and the effective date of coverage.
The Long-Term Care Rider charge is deducted monthly as described in How Monthly Charges are Deducted. Because the Rider charge is deducted from the Cash Value, electing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. The monthly charge for a covered Insured terminates at Attained Age 100 or upon termination of coverage for the covered Insured.

Four Year Term Insurance Rider
This Rider is only available for election at the time of application. The benefit provided by the Four Year Term Insurance Rider is an additional Death Benefit Nationwide will pay to the beneficiary, to help offset any additional estate tax upon receiving proof that the Surviving Insured died while the policy was In Force and the Rider was in effect. The Rider's term is four years from the Policy Date. The maximum Four Year Term Insurance Rider Specified Amount that can be elected is 122.22% of the Base Policy Specified Amount and the minimum is 10%. The Policy Owner may not change, increase, or decrease the Four Year Term Insurance Rider Specified Amount after the Policy Date.
Example:
Assume the following:
● Base Policy Specified Amount is $500,000
● Death Benefit Option 2
● Cash Value is $40,000
● Four Year Term Insurance Rider Specified Amount is $611,100 ($500,000 x 122.22%)
● No Indebtedness
● No Long-Term Care Rider benefits have been paid
● Neither the Extended No-Lapse Guarantee Rider nor the Policy Split Option Rider have been invoked
If the Surviving Insured dies within the first four policy years and the Surviving Insured did not commit suicide within the first two years from the Policy Date, the Death Benefit under the base policy will be $540,000 and the Death Benefit under the Four Year Term Insurance
Rider will be $611,100, for a total Death Benefit of $1,151,100.

The Four Year Term Insurance Rider Specified Amount will not change unless the Base Policy Specified Amount is decreased below the Base Policy Specified Amount in effect on the Policy Date. If this occurs, the Four Year Term Insurance Rider Specified Amount will be decreased proportionally.
If the Surviving Insured commits suicide within two years from the Policy Date, Nationwide will not pay this Rider's Death Benefit. Instead, the amount payable will equal the total charge deducted for this Rider. There is no Cash Surrender Value or loan value attributable to this Rider.
This Rider will terminate if the policy is terminated, or it can be terminated before the term expires by submitting a written request to the Service Center. Termination will remove the additional death benefit coverage and the charge associated with the Rider. Termination will be effective on the next Policy Monthaversary.
Four Year Term Insurance Rider Charge
The Four Year Term Insurance Rider Charge compensates Nationwide for additional Death Benefit coverage while this Rider is In Force. The charge is the product of the Four Year Term Insurance Rider Specified Amount and the monthly cost of insurance rate for the base policy. This rate is the rate in effect for the initial segment of base coverage on each respective Policy Monthaversary when this Rider's charge is calculated.
This Rider charge will be deducted as described in How Monthly Charges are Deducted, unless the Policy Owner elects Directed Monthly Deductions. Because the Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Interaction with other Riders
This Rider terminates if the Policy Split Option Rider is invoked.
Policy Split Option Rider
The Policy Split Option Rider is only available for election at the time of application and if the Long-Term Care Rider is not elected. The benefit provided by this Rider is the option to exchange the policy for two non-term individual life insurance policies without additional evidence of insurability. When this Rider is invoked, a separate policy on the life of each Insured will be issued.

This Rider can only be invoked upon the occurrence of one of two limited events: certain marriage terminations or certain federal tax law changes:
•
the Insureds' marriage ends by divorce, dissolution, or annulment and, to the extent it is not inconsistent with state law, a divorce, dissolution, or annulment order has been issued by a court of competent jurisdiction and such order has been in effect for at least six months; and
•
a federal tax law change occurs resulting in reduction of the marital deduction, or the maximum federal estate tax rate is reduced, to less than half of that in effect on the Policy Date.
There is a potential federal income tax consequence that could result from exercising the benefit provided by the Policy Split Option Rider. For federal income tax purposes, the exchange of the policy for two new policies under the Policy Split Option Rider may not qualify for the tax free treatment for policy exchanges under Section 1035 because under the new policies, the individual Insureds are separately insured; whereas, the existing policy insures two (joint) lives. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The Policy Owner should seek competent tax advice regarding the tax treatment of the policy when contemplating exchanging the policy for new policies as provided under the Policy Split Option Rider.
There is no Cash Surrender Value or loan value attributable to this Rider.
In order to invoke the Rider, the Policy Owner must notify Nationwide in writing at the Service Center within 12 months after the occurrence of a qualifying event. The Rider cannot be invoked if the policy and this Rider are not In Force or are in a Grace Period.
The following will apply to the new policies issued as a result of the policy exchange:
(1)
The initial specified amount of each of the new policies will be the lesser of:
(a)
one-half of the Base Policy Specified Amount on the Policy Date; or
(b)
one-half of the Base Policy Specified Amount on the exchange date.
(2)
The following policy values will be split evenly between the new policies, one-half to each:
(a)
the policy's Cash Value on the exchange date applied to the new policies as premium. If this split does not generate sufficient initial premium required for issuance of a new policy, the difference must be paid on the exchange date;
(b)
any policy Indebtedness on the exchange date. If the Indebtedness applied to a new policy exceeds the maximum permitted Indebtedness for that new policy, the excess must be repaid on the exchange date.
(3)
Premium requirements, charges, and deductions for each new policy will be based on each Insured's underwriting class under the existing policy and Attained Age as defined by the new policy.
(4)
Both new policies will be subject to any recorded assignment of the policy in effect on the exchange date.
The option will last so long as both Insureds are alive and the older Insured has not yet reached Attained Age 80. This Rider terminates on the date the older Insured reaches Attained Age 80, the date the policy terminates, or if the Policy Owner requests to terminate the Rider. Termination becomes effective on the next monthly anniversary.
Example:
Assume both Insureds are living, the Rider was elected at the time of application, one of the two events described above has occurred, and the following:
● Base Policy Specified Amount of the initial policy: $500,000
● Cash Value of the initial policy: $60,000
This Rider allows the initial policy to be terminated and two new separate individual life insurance policies be issued on each Insured as follows:
Policy 1, insuring Insured 1
● Base Policy Specified Amount = Base Policy Specified Amount of initial policy x 50% = $500,000 x 50% = $250,000
● Premium Applied = Cash Value of initial policy x 50% = $60,000 x 50% = $30,000

Policy 2, insuring Insured 2
● Base Policy Specified Amount = Base Policy Specified Amount of initial policy x 50% = $500,000 x 50% = $250,000
● Premium Applied = Cash Value of initial policy x 50% = $60,000 x 50% = $30,000
Policy Split Option Rider Charge
The Policy Split Option Rider Charge compensates Nationwide for the option to exchange the policy for two individual policies, each on the life of one Insured. The monthly charge rate is based on the average Attained Ages of the two Insureds on the Policy Date. The monthly charge is the product of the monthly charge rate and the lesser of the Base Policy Specified Amount in effect on the Policy Date divided by $1,000, or the Base Policy Specified Amount in effect on any Policy Monthaversary divided by $1,000.
This Rider charge will be deducted as described in How Monthly Charges are Deducted, unless the Policy Owner elects Directed Monthly Deductions. Because the Rider charge is deducted from Cash Value, purchase of this Rider may reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Interaction with other Riders
Upon invoking the Policy Split Option Rider, all other Riders will automatically terminate.
If the Policy Split Option Rider is elected, it will terminate if the Overloan Lapse Protection Rider II is invoked or if the Policy Owner elects the Long-Term Care Rider after the policy is issued.
Extended No-Lapse Guarantee Rider
This Rider is only available for election at the time of application for the policy and only if Death Benefit Option 1 is elected. If this Rider is elected, the available investment options may be limited, as described below.
Note: The Lapse protection provided by this Rider begins after the protection provided under the Guaranteed Policy Continuation Provision of the policy ends. However, the Rider charge will be incurred while the Guaranteed Policy Continuation Provision is in effect. Before electing this Rider, a Policy Owner should consult his/her financial professional to determine if the Lapse protection provided by the policy's Guaranteed Policy Continuation Provision is sufficient to meet their goals.
Rider Benefit
This Rider provides Lapse protection after the protection provided by the Guaranteed Policy Continuation Provision has ended. Lapse protection is designed to provide the Policy Owner the potential long-term benefits of investing in a variable universal life policy while protecting the policy from Lapsing due to unfavorable Investment Experience.
While this Rider is In Force, a "no-lapse guarantee value" value is calculated. The no-lapse guarantee value is a reference value only and is not impacted by unfavorable Investment Experience. Because the no-lapse guarantee value is not affected by unfavorable Investment Experience, planned Premium payments and frequencies guaranteed to keep the policy In Force can be illustrated based on Policy Owner selected assumptions, including:
•
an Attained Age of the younger Insured;
•
policy and Rider coverage elections in effect on the Policy Date;
•
any planned future policy changes such as increases or decreases in coverage, Rider additions or terminations; and
•
any planned partial surrenders, policy loans, and loan repayments.
Managing the policy as illustrated is important to maintaining the planned no-lapse guarantee. Any deviation from the illustrated amount or timing of Premium payments, policy changes, partial surrenders, loans, and loan repayments, may result in the need to pay additional Premium to keep the Lapse protection provided by this Rider in effect. To assist the Policy Owner in keeping the policy on track, Nationwide applies the premium factor to the no-lapse guarantee value as of the Policy Monthaversary at the beginning of the policy month in which the Premium was received.
How this Rider Works
If the Cash Surrender Value of the policy is not sufficient to cover policy and Rider charges, the policy will not enter a Grace Period or Lapse if:

(1)
the protection provided by the Guaranteed Policy Continuation Provision has ended;
(2)
this Rider has not terminated; and
(3)
the Rider’s no-lapse guarantee value, minus any Indebtedness, is greater than zero.
The no-lapse guarantee value is calculated as follows:
(1)
the prior day’s no-lapse guarantee value; plus
(2)
no-lapse guarantee interest factors; plus
(3)
Premium received; minus
(4)
no-lapse guarantee policy and Rider charge factors; minus
(5)
partial surrenders.
The no-lapse guarantee value is a reference value only, it is not available for surrender or policy loans. The no-lapse guarantee factors are only used in the calculation of the no-lapse guarantee value, they are not actually assessed against Premium or Cash Value. The no-lapse guarantee value factors vary by the amount of Premium received in a Policy Year, the applicable tracking account, the length of time since the Policy Date, the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples, any monthly flat extra ratings on the Policy Date, the Base Policy Specified Amount at the time the charge factor is assessed or an interest factor is credited, and election of other Riders.
How Premium and loan payments are allocated, and the no-lapse guarantee interest and policy and Rider charge factors are applied, for purposes of calculating the no-lapse guarantee value is described in the Rider and Policy Specification Pages.
If the policy is being kept In Force by its Guaranteed Policy Continuation Provision, the Rider’s no-lapse guarantee value may become negative. It may grow more negative over time as no-lapse guarantee value factors continue to be accrued. Additional Premium may be required to prevent Lapse of the policy and/or Rider after the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, including any negative value.
If the policy is being kept In Force by this Rider, the Cash Surrender Value may become negative. It may grow more negative over time as monthly deductions continue to be accrued. Payment of additional Premium may be required to prevent Lapse of the policy when the younger Insured reaches, or would have reached, the maximum Attained Age elected under this Rider, including any negative Cash Surrender Value.
Example:
Assume the following:
● the Extended No-Lapse Guarantee Rider is In Force;
● the policy’s Guaranteed Policy Continuation Provision has ended;
● the Extended No-Lapse Guarantee Value minus Indebtedness is greater than zero; and
● the Cash Surrender Value is $300

If, on the next Policy Monthaversary, the monthly deductions are greater than $300, the policy will be kept In Force through Attained Age 120 as long as the Extended No-Lapse
Guarantee Value minus Indebtedness remains greater than zero.

Changes to Insurance Coverage
The no-lapse guarantee factors may be affected by changes to your policy. New no-lapse guarantee factors will apply from the effective date of any changes to the policy including Base Policy Specified Amount increases or decreases, Rider additions or terminations, partial surrenders, death benefit option changes, and changes to the rate class, rate type, rate class multiple or any flat extra rating. Revised Policy Specification Pages will be issued reflecting any of these changes to insurance coverage.
If the death benefit option is changed from Death Benefit Option 1, this Rider will terminate.
In addition to the conditions listed in the policy, no change will take effect unless either the Cash Surrender Value or no-lapse guarantee value minus Indebtedness is sufficient after the change to keep your policy In Force for at least three months.

Rider Grace Period, Lapse, and Reinstatement
This Rider can Lapse independently from the policy. After the protection provided by the policy’s Guaranteed Policy Continuation Provision ends, the Rider will enter a Grace Period when the no-lapse guarantee value minus Indebtedness is zero or less and the Cash Surrender Value of the Policy remains sufficient to pay the policy charges. The Grace Period will last for sixty-one days from the date we mail you notice. A reminder notice will be sent at least 30 days prior to Lapse. Lapse of the Rider can be prevented by payment of Net Premium sufficient to increase the no-lapse guarantee value minus Indebtedness to zero, plus the amount required to keep the Rider In Force for an additional three months.
If the Rider Lapses, it can only be reinstated before the protection provided by the policy’s Guaranteed Policy Continuation Provision ends by payment of Net Premium necessary to reinstate the policy, see Reinstatement.
Allocation Restrictions
Nationwide may limit the investment options available for allocation of Premium and transfers of Cash Value when this Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual fund’s investment objective and Sub-Accounts were excluded from availability with this Rider on the basis of similar risk considerations. The permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, Policy Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.
Only the investment options shown in Appendix A: Underlying Mutual Funds Available Under the Policy are available for election. The list of permitted investment options is subject to change upon written notice. If there are changes to the permitted investment options list, they will be effective on a going forward basis for all new and In Force policies. Policy Owners will be allowed to remain in any existing investment options, subject to continued availability, see Addition, Deletion, or Substitution of Mutual Funds.
The Policy Owner may instruct Nationwide to transfer allocations back and forth between the permitted investment options at any time while this Rider is In Force. Such transfers will be considered a transfer event. While this Rider is In Force, current and future investment allocations must be entirely (100%) to the permitted investment options. Nationwide will not process a transfer request involving an investment option that is not currently permitted under the Rider; rather, the current allocation instructions will remain in effect. The Policy Owner may choose to terminate the Rider and then instruct Nationwide to make allocations under any of the investment options available under the policy. Termination of the Rider will end all charges and coverage under the Rider.
Termination of the Extended No-Lapse Guarantee Rider
This Rider will terminate and no coverage will apply if any of the following occurs:
•
the younger Insured reaches, or would have reached, Attained Age 120;
•
the Rider Lapses;
•
the Overloan Lapse Protection Rider is invoked;
•
the policy terminates;
•
the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center; or
•
the death benefit option is changed from Death Benefit Option 1 to any other death benefit option.
Upon termination of the Rider, benefits will no longer be available, the investment option restrictions will no longer apply, and the Rider charge will no longer be assessed.
Extended No-Lapse Guarantee Rider Charges
Two forms of charge are assessed while this Rider is In Force.
Percent of Premium Charge
A Rider percent of Premium charge is deducted from each Premium applied to the Policy. The Rider percent of Premium charge is calculated by multiplying the applicable percent of Premium charge rate by the dollar amount of Premium received.

The Rider percent of Premium charge rate may vary by the length of time since the Policy Date or effective date of a Base Policy Specified Amount increase, the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples, any monthly flat extra rating, the Base Policy Specified Amount and coverage provided by any elected riders, and Premium received in a policy year. The maximum guaranteed percent of Premium charge rate is 15%. Currently, Nationwide charges 10% of each Premium for 15 years from the Policy Date or effective date of the most recent Base Policy Specified Amount increase.
Percent of Sub-Account Charge
The monthly Rider charge is calculated by multiplying the applicable Rider percent of Sub-Account charge rate by the Cash Value allocated to the Sub-Accounts.
The monthly Rider percent of Sub-Account charge rate may vary by policy based on the length of time since the Policy Date or effective date of a Base Policy Specified Amount increase, the Insureds’ sexes, Issue Ages, rate classes, rate types, rate class multiples, flat extra ratings, coverage amounts and death benefit option, Premium paid, and/or Indebtedness. The maximum guaranteed percent of Sub-Account value charge is equal to an annualized rate of 1.50% of all Cash Value allocated to the Sub-Accounts for all policy years. Currently, the percent of Sub-Account value charge that is assessed is equal to an annualized rate of 0.90% for the first 10 policy years.
The monthly Rider percent of Sub-Account charge is deducted monthly as described in How Monthly Charges are Deducted, unless the Policy Owner elects Directed Monthly Deductions. Because the monthly Rider charge is deducted from Cash Value, purchase of this Rider may reduce the Cash Surrender Value of the policy and the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Extended No-Lapse Guarantee Rider Advantage Program
The Extended No-Lapse Guarantee Rider Advantage Program ("Advantage Program") is only available to be elected at the time of application and only if the Extended No-Lapse Guarantee Rider is elected.
If the Advantage Program is elected, the following restrictions apply:
•
enhanced dollar cost averaging is not available;
•
the Program Value is not available for participation in dollar cost averaging or asset rebalancing programs, or for Directed Monthly Deductions; and
•
requested transfers of Program Value are not permitted while the Advantage Program is in effect.
The Advantage Program involves automatic monthly transfers of Program Value over a period of time specified by Nationwide. Nationwide makes no guarantees that participation in the Advantage Program will result in positive Investment Experience or guarantee against negative Investment Experience in the elected Sub-Accounts. There is no charge for the Advantage Program and Advantage Program transfers do not count as transfer events.
The Advantage Program is most likely to benefit policies into which a large amount of Premium is paid during the first policy year. If the Extended No-Lapse Guarantee Rider is elected, request an illustration with and without the Advantage Program elected to determine whether planned Premium is sufficient to receive the benefit provided by the Advantage Program. Generally, if sufficient Premium is paid during the first policy year, the Advantage Program will allow the Premium required by the Rider to be less, or the Base Policy Specified Amount or the no-lapse guarantee Attained Age to be greater for the same Premium, than it would be for the same policy without the Advantage Program elected.
Benefit Provided by the Advantage Program
The Advantage Program uses a reduced no-lapse guarantee percent of Premium charge factor rate in the calculation of the no-lapse guarantee value only for Premium received during the first policy year in excess of a designated dollar amount, if the following Advantage Program conditions are met:
•
Program Value is automatically allocated to a Sub-Account designated by Nationwide, the originating Sub-Account, currently: the money market Sub-Account; and
•
an amount equal to the Program Value divided by the number of transfers remaining of the 60 monthly transfer program duration (the "Program Duration") is transferred from the originating Sub-Account. Transfers will occur each month on the same day of the month as the initial Premium was received, or the next business day if the NYSE is closed, to investment options selected by the Policy Owner from the investment options available with the Extended No-Lapse Guarantee Rider until the Program Duration ends. Any Program Value remaining at the end of the Program Duration will be transferred in its entirety to the investment options selected by the Policy Owner from the investment options available with the Extended No-Lapse Guarantee Rider.
The reduction to the extended no-lapse guarantee percent of Premium charge factor rate may vary by Policy Date, length of time since the Policy Date, the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples, any monthly flat extra rating, the Base Policy Specified Amount, and other elected Riders.
The designated dollar amount that Premium must exceed for the discount to apply may vary by the Insureds’ Issue Ages, sexes, rate classes, rate types, rate class multiples and any monthly flat extra rating on the Policy Date, and the Base Policy Specified Amount on the Policy Date.
Example:
Assume the following:
● Younger Insured is Male, Issue Age 35; ● Risk Class Non-Tobacco; ● Specified Amount $500,000; and ● no Riders elected except the Extended No-Lapse Guarantee Rider.
At the time of application, the Policy Owner elects the Extended No-Lapse Guarantee Rider, elects to participate in the Extended No-Lapse Guarantee Rider Advantage Program and
submits an initial Premium in the first policy year of $61,470 to be allocated to the originating Sub-Account.

He would like the Advantage Program transfers to be allocated as follows: 40% to Sub-
Account L and 60% to Sub-Account M. Each month, Nationwide will automatically transfer
Program Value to the selected Sub-Accounts based on the schedule above (1/60 of the
Program Value the first month; 1/59 of the Program Value the second month; etc.).

As a result of participating in the Advantage Program, the extended no-lapse guarantee percent of Premium charge factor rate applied to the portion of the initial Premium in excess of the designated Premium amount is lower in the first policy year than it would have been if the Policy Owner had not participated in the Advantage Program. This allows for a no-lapse guarantee to the younger Insured’s Attained Age 120 (assuming no partial surrenders or loans are taken from the policy). If the Policy Owner had not participated in the Advantage Program, the initial Premium of $61,470 would have only provided a no-
lapse guarantee to the younger Insured’s Attained Age 93.

Termination of the Advantage Program
The Advantage Program will terminate on the earliest of the following occurrences:
•
Nationwide receives the Policy Owner’s written request to terminate the Advantage Program on or after the date the Extended No-Lapse Guarantee Rider is terminated;
•
the date the Program Duration has been completed; or
•
the date the policy terminates for any reason.
If the Extended No-Lapse Guarantee Rider is terminated, Program Value will continue to be transferred to the selected investment options as part of the Advantage Program until the Policy Owner requests termination, or the Program Duration ends.
If the Advantage Program is terminated by written request prior to the end of the Program Duration, the Program Value will remain in the originating Sub-Account unless the Policy Owner directs Nationwide otherwise.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A Policy Owner may elect to participate in a monthly dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later. Nationwide reserves the right to require dollar cost averaging transfers to be at least $100 dollars.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed each month until there is no more Cash Value left in the originating investment option(s) or until a Policy Owner instructs Nationwide to terminate the service. Policy Owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Funds Available Under the Policy for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/12th of the Fixed Account value at the time the program is elected. Restrictions on transfers from the Fixed Account do not apply to dollar cost averaging programs. If a dollar cost averaging program terminates at a time when other requested transfers from the Fixed Account are subject to restrictions, further transfers from Fixed Account will be subject to the restrictions until or unless another dollar cost averaging program is elected, see Fixed Account Restrictions.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A Policy Owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify Policy Owners in writing 30 days before doing so. If Nationwide suspends or discontinues a dollar cost averaging program at a time when other requested transfers from the Fixed Account are subject to restrictions, further transfers from the Fixed Account will be subject to the restrictions until or unless another dollar cost averaging program is offered and elected, see Fixed Account Restrictions.
Example:
Policy Owner elects to participate in Dollar Cost Averaging and has transferred $30,000 to the Fixed Account, which will serve as the source investment option for her Dollar Cost
Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $1,500 to Sub-Account L and $1,000 to Sub-Account M. Each month, Nationwide will automatically transfer $2,500 from the Fixed Account and allocate $1,000 to Sub-
Account M and $1,500 to Sub-Account L until the Fixed Account is depleted.

Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. Enhanced dollar cost averaging is not available if the Extended No-Lapse Guarantee Rider Advantage Program is elected, see Extended No-Lapse Guarantee Rider. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year. Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the program according to the Policy Owner’s allocation instructions for Net Premium based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount

Enhanced Dollar Cost Averaging transfers are not considered transfer events.
Example:
At the time of application, the Policy Owner elects to participate in Enhanced Dollar Cost
Averaging and submits an initial Premium of $25,000 to be allocated to the Fixed Account, which will receive an enhanced interest crediting rate. He would like the Enhanced Dollar
Cost Averaging transfers to be allocated as follows: 40% to Sub-Account L and 60% to Sub-
Account M. Each month, Nationwide will automatically transfer Cash Value attributable to the Enhanced Dollar Cost Averaging program to the selected Sub-Accounts based on the schedule above (1/11 of the Cash Value will be transferred at the beginning of month 2;
1/10 of the program’s Cash Value will be transferred at the beginning of month 3; etc.).

Asset Rebalancing
A Policy Owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the Variable Account to the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the Fixed Account is not eligible for asset rebalancing. A Policy Owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A Policy Owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Premium received with or after the asset rebalancing application will continue to be initially allocated according to the Policy Owner’s instructions for Net Premium, unless they elect on the asset rebalancing application to replace the allocation instructions for Net Premium with the asset rebalancing program’s Sub-Account allocations. Whether this election is made or not, all Cash Value in the Sub-Accounts will be reallocated according to the asset rebalancing program’s allocations at the frequency elected by the Policy Owner. Manual transfers will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a Policy Owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Example:
Policy Owner elects to participate in Asset Rebalancing and has instructed his Cash Value be allocated as follows and rebalanced on a quarterly basis: 40% to Sub-Account A, 40% to
Sub-Account B, and 20% to Sub-Account C. Each quarter, Nationwide will automatically rebalance Policy Owner’s Cash Value by transferring Cash Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost, i.e. no partial surrender fee or service fee for loan processing will be assessed for partial surrenders or loans taken as part of an Automated Income Monitor program. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for Policy Owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy Investment in the Contract is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, Policy Owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide Policy Owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy Owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist Policy Owners in determining whether to continue, modify, or discontinue an elected program. Policy Owners may request modification or termination of a program at any time by written request to the Service Center.

A Policy Owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)
Payment type:
(a)
Fixed Amount: If a Policy Owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)
Fixed Duration: If a Policy Owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)
Illustration assumptions:
(a)
an assumed variable rate of return specified by the Policy Owner from the available options stated in the election form;
(b)
minimum Cash Surrender Value targeted by the Policy Owner to have remaining on the policy's Maturity Date, or other date specified by the Policy Owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)
a Policy Owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)
payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy Owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist Policy Owners with preventing Lapse. Policy Owners may request modification or termination of a program at any time by written request to the Service Center.
Example:
Assume:
● Younger Insured's Issue Age was 45.
● Policy Owner paid Premiums totaling $490,000 during the first 25 policy years.
● Just prior to policy year 26 (younger Insured's Attained Age 70) the policy’s Cash Value is just over $1,000,000 and the Investment in the Contract is $490,000.
● The Policy Owner completes an Automated Income Monitor election form and chooses a
5% gross rate of return, a goal of $100,000 Cash Surrender Value at the younger
Insured's Attained Age 95 and the Fixed Duration option for 25 years.
● The first AIM In Force illustration is run that solves for an annual income amount at an assumed 5% gross rate of return and a goal of at least $100,000 of Cash Surrender
Value at the younger Insured's Attained Age 95. The result of the solve is an annual income amount of $66,720.

A partial surrender of $66,720 will be processed and sent to the Policy Owner. Each year thereafter, if the Automated Income Monitor program has not been terminated, another illustration will be run with the same assumptions and income solve. The appropriate partial surrender amount based on each solve will be processed. This will continue until the entire
$490,000 Investment in the Contract has been distributed through partial surrenders, then the income amounts will be processed as loans.

Automated Income Monitor programs are subject to the following additional conditions:
(1)
To prevent adverse tax consequences, a Policy Owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)
the policy's Investment in the Contract is reduced to zero;

(b)
a partial surrender within the first 15 policy years would be a taxable event;
(c)
or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)
While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)
Programs will terminate on the earliest of the following:
(a)
Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)
at the time the policy enters a Grace Period or terminates for any reason;
(c)
if, while an Automated Income Monitor program is active, a separate request for a policy loan or partial surrender is made;
(d)
upon a change of Policy Owner;
(e)
for income based on a fixed duration, the end of the period the Policy Owner specified at the time of election;
(f)
on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the Policy Owner specified;
(g)
for policies with the guideline premium life insurance qualification test elected, at any time the scheduled partial surrender would cause the policy to fail to qualify as life insurance under Section 7702 of the Code, this might occur if the Base Policy Specified Amount is significantly decreased prior to beginning an Automated Income Monitor program, consult your financial professional;
(h)
the policy's Maturity Date; or
(i)
when the Overloan Lapse Protection Rider is invoked or when the Long-Term Care Rider begins providing benefits after the elimination period.
Nationwide will notify Policy Owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify Policy Owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a Policy Owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the Policy Owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The Policy Owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. The maximum loanable amount is equal to 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the Fixed Account and 100% of the policy loan account, if any, less any surrender charge and any Indebtedness. Nationwide pays the policy loan to the Policy Owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.

Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's variable and general account investment options to the "policy loan account" (which is part of Nationwide’s general account). Transferring Cash Value to the policy loan account reduces the Policy Owner’s investments in the Sub-Accounts and Fixed Account. Amounts held as collateral against a policy loan do not participate in the Investment Experience of the Sub-Accounts. Unless the Policy Owner requests transfer from a single Sub-Account or the Fixed Account, collateral amounts are transferred from the Cash Value in the same order as monthly deductions are taken, see How Monthly Charges are Deducted, to the policy loan account. If the Policy Owner elects transfer from a single Sub-Account or the Fixed Account and its value is insufficient to cover the requested Policy loan amount, the remainder of the Policy loan will also be transferred in the same order as monthly deductions are taken. Policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
The Policy Owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum annualized rate of 1.00%. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The guaranteed maximum annualized interest charged rate is 3.90%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and credit interest earned on collateral to the investment options:
•
Annually, at the end of a policy year;
•
At the time a new loan is requested;
•
When a loan repayment is made;
•
Upon the Surviving Insured's death;
•
Upon policy Lapse; and/or
•
Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.

Repayment
The Policy Owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The Policy Owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the Policy Owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the Policy Owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the Policy Owner to repay Indebtedness before making additional Premium payments because the Percent of Premium Charge is deducted from Premium payments but not from loan repayments.
If the Policy Owner makes a loan repayment, it will first be applied to repay any portion of the outstanding loan balance that was transferred from the Program Value. Nationwide may require any portion of a loan transferred from the Fixed Account to be repaid to the Fixed Account. Any remaining amount will be applied to the Sub-Accounts and Fixed Account according to the allocation instructions in effect for Net Premium, unless you direct otherwise. Allocations of loan repayments to the Fixed Account are subject to the same restrictions as Premium, see Premium Payments.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Example:
Assume the following:
● The policy’s Cash Value is $43,000 and it is allocated entirely to the Sub-Accounts.
● There is no existing Indebtedness.
● The Policy Owner has requested a $6,000 policy loan at the beginning of the first Policy Year.
*For reference, the maximum policy loan would be $38,700 = $43,000 x 90% - $0.00 (Indebtedness)
Once the $6,000 loan is approved, $6,000 is paid directly to the Policy Owner from
Nationwide. $6,000 is transferred from the Sub-Accounts to the policy loan account. This serves as collateral for Nationwide. The policy’s Indebtedness on the day of the loan is
$6,000.

● At the end of the first Policy Year, assume the only loan the Policy Owner requested was the $6,000 loan. Assuming the Policy Owner has not made any loan repayments, the
Indebtedness at the end of the next occurring policy anniversary is $6,120 due to $120 of accrued loan interest during the year ($6,000 + $120 = $6,120). Should a claim for the
Death Benefit Proceeds be made, the Proceeds would be reduced by the $6,120
Indebtedness.

● Assuming no loan repayments are ever made, Indebtedness continues to accrue interest.
All unpaid loan interest will also be treated as new policy loans and loan interest will continue to accumulate as Indebtedness

● If the Policy Owner submits a loan repayment, the amount of the loan repayment will be transferred from the policy loan account and credited to the Cash Value.
● If any Indebtedness exists when the Surrender Proceeds or Death Benefit Proceeds become payable, the Proceeds will be reduced by the total Indebtedness.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Sub-Account Investment Experience. A Policy Owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision, purchasing and meeting the requirements of the Extended No-Lapse Guarantee Rider, or by invoking the Overloan Lapse Protection Rider II to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a Policy Owner can take action to prevent the Lapse. Subject to certain conditions, a Policy Owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Provision during the No-Lapse Guarantee Period shown in the Policy Specification Pages. During the No-Lapse Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the No-Lapse Guarantee Monthly Premium in effect for each respective month since the policy was issued.
The No-Lapse Guarantee Monthly Premium required is stated in the Policy Specification Pages and will vary by the Insureds' Issue Ages, sexes, underwriting classifications, any Substandard Ratings, the Base Policy Specified Amount and any Riders elected.
The No-Lapse Guarantee Monthly Premium can only change due to action taken by the Policy Owner. If a Policy Owner has made any changes to the policy after it is issued, including any partial surrenders, increases or decreases to the Base Policy Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the No-Lapse Guarantee Monthly Premium may change. A change will result in reissued Policy Specification Pages which will show the new No-Lapse Guarantee Monthly Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the No-Lapse Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Duration of the No-Lapse Guarantee Period
The No-Lapse Guarantee Period begins when Nationwide issues the policy. The duration of the No-Lapse Guarantee Period depends on the younger Insured's Issue Age on the Policy Date, as reflected in the following table:
Younger Insured's Issue Age:	18-69	70 or older
Duration of No-Lapse Guarantee Period:	the lesser of 20 policy years or to the Younger Insured's Attained Age 75	five policy years
Grace Period
If the Cash Surrender Value on any Policy Monthaversary is not sufficient to cover the current monthly deductions and the requirements of the Guaranteed Policy Continuation Provision or the Extended No-Lapse Guarantee Rider, if applicable, are not met, then a Grace Period will begin. At the beginning of a Grace Period, the Policy Owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to:
(1) The lesser of:
•
the amount of Premium required to pay any due and unpaid policy charges; or
•
during the No-Lapse Guarantee Period, the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect; or
•
if the Extended No-Lapse Guarantee Rider is elected and the No-Lapse Guarantee Period has ended, the amount of Premium that will satisfy the Rider; plus
(2) Premium projected to keep the policy In Force for three additional months.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A Policy Owner may request reinstatement of a Lapsed policy by:

(1)
submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)
providing evidence of insurability satisfactory to Nationwide;
(3)
paying:
(a)
if the policy is not in the No-Lapse Guarantee Period, sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period, plus the policy charges due on the reinstatement date, plus any amount needed to increase the Cash Value, minus any Indebtedness and any surrender charge, to zero; or
(b)
if the policy is in the No-Lapse Guarantee Period, the lesser of:
i.
sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period, plus the policy charges due on the reinstatement date, plus any amount needed to increase the Cash Value, minus any Indebtedness and any surrender charge, to zero; or
ii.
sufficient Premium to meet the No-Lapse Guarantee Monthly Premium requirement of the Guaranteed Policy Continuation Provision; and
(c)
sufficient Premium, to pay policy charges and/or No-Lapse Guarantee Monthly Premium to meet the requirements of the Guaranteed Policy Continuation Provision as applicable, to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement; and
(4)
repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The Policy Owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next Policy Monthaversary following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated plus the amount of any reinstated Indebtedness, or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Cash Value will be applied to the policy investment options according to the Policy Owner’s most recent allocation instructions for Net Premium.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the Policy Owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to either Insured’s death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A Policy Owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the Policy Owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms.

Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 5% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee. See Payment of Policy Proceeds for additional information.
Nationwide reserves the right to limit the number of partial surrenders to one per month. The minimum amount of any partial surrender request is $500. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 20% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
(1)
the Percent of Sub-Account Value Charge; plus
(2)
the Administrative Per Policy Charge; plus
(3)
the monthly cost of any additional benefits provided by any Riders; plus
(4)
the Base Policy Specified Amount Cost of Insurance; plus
(5)
the Per $1,000 of Specified Amount Charge.
A partial surrender cannot cause the Base Policy Specified Amount to be reduced below the Minimum Base Policy Specified Amount indicated in the Policy Specification Pages, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If the Policy Owner takes a partial surrender, unless the Policy Owner requests processing from a single Sub-Account or the Fixed Account, it will be processed in the same order as monthly deductions are taken, see How Monthly Charges are Deducted. If the Policy Owner elects processing from a single Sub-Account or the Fixed Account and its value is insufficient to cover the requested partial Surrender amount, the remainder of the partial Surrender will also be processed in the same order as monthly deductions are taken.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Standard Death Benefit Options
Policy Owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Surviving Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Base Policy Specified Amount as of the Surviving Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Base Policy Specified Amount plus the Cash Value as of the Surviving Insured's date of death.

Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that both Insureds have died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, the Surviving Insured dies by suicide, benefits were paid under a Rider that accelerated all or a portion of the Death Benefit, and if the Long-Term Care Rider is elected, when the Rider’s Lapse protection feature is keeping the policy In Force when the Surviving Insured dies.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the Policy Owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•
the cash value accumulation test; or
•
the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insureds' ages, sexes, and underwriting classifications. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the younger Insured.
In deciding which test to elect for the policy, consider the following:
•
The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•
Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•
Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Death Benefit Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.

Changes in the Death Benefit Option
After the first policy year, a Policy Owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the Policy Monthaversary following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value or Premiums paid under the Guaranteed Policy Continuation Provision or Extended No-Lapse Guarantee Rider, if applicable, must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Base Policy Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change. The policy charges going forward will be based on the adjusted Base Policy Specified Amount, except for the per $1,000 of Specified Amount charge, which will continue to be based on the original Base Policy Specified Amount for each segment of insurance coverage. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change. In addition, if the change is from Death Benefit Option 1 to Death Benefit Option 2, the Extended No-Lapse Guarantee Rider will terminate.
The Policy Owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Base Policy Specified Amount to a level where the Premium already paid would exceed any Premium limitations under the Code.
Where the Policy Owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any Premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Base Policy Specified Amount after the policy has been In Force during the Insureds' lifetimes for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Base Policy Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insureds' lifetimes for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Surviving Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount. Similarly, if the Surviving Insured dies by suicide within two years from the date an application for an increase in the Base Policy Specified Amount is accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus all monthly policy charges associated with any increase in Base Policy Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the Policy Owner) until the Surviving Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage Beyond the Maturity Date.
If the Policy Owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.

The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the policy Investment in the Contract if the maturity Proceeds are taken, see Surrender, Lapse, Maturity.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:
(1)
no changes to the Base Policy Specified Amount will be permitted;
(2)
no changes to the death benefit option will be permitted;
(3)
100% of the policy's Cash Value will be transferred to the Fixed Account;
(4)
no additional Premium payments will be permitted;
(5)
no additional monthly periodic charges will be deducted;
(6)
loan interest will continue to be charged on Indebtedness; and
(7)
partial surrenders are not permitted.
Notwithstanding the above, if the Overloan Lapse Protection Rider II was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider II.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•
the Fixed Account for up to six months;
•
on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•
as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Minimum Long-Term Care Rider Death Benefit Proceeds
If Long-Term Care Rider benefits have been paid and the Rider is In Force when the Surviving Insured dies, the policy will provide minimum Death Benefit Proceeds equal to the greater of zero and at least ten percent of:
(1)
the Base Policy Specified Amount minus any Indebtedness, if the policy is not being kept In Force by the Long-Term Care Rider’s lapse protection feature; or
(2)
the Total Long-Term Care Specified Amount minus any Indebtedness if the policy is being kept In Force by the Long-Term Care Rider’s lapse protection feature.
The result will be zero if the Indebtedness exceeds the Base Policy Specified Amount, Total Long-Term Care Specified Amount if the policy is being kept In Force by the Long-Term Care Rider’s lapse protection feature.

Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Policy Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a Policy Owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the Policy Owner does not make an election as to the form of the Proceeds, upon the Surviving Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period of 10 years and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. A potential consequence of electing a life contingent settlement option is that the payee may receive far less under the settlement option than they would have otherwise received with a lump sum payment of the Death Benefit Proceeds. It is possible that only one payment will be made under this option if both payees die prior to the first payment.

Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee’s death. Nationwide will make no payments to the payee’s estate. A potential consequence of electing a life contingent settlement option is that the payee may receive far less under the settlement option than they would have otherwise received with a lump sum payment of the Death Benefit Proceeds. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide’s approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and depends on the Policy Owner's particular circumstances. The Policy Owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. It does not cover state, local, or other taxes. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse as well as for certain amounts that pass to the decedent’s surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate of 40% subject to any applicable exemptions.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.

Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance Premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when Premium payments are paid by someone other than the Policy Owner). Gifts are not generally included in the recipient's taxable income. If the Policy Owner (whether or not they are the Insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate and income tax.
Investment Gain in the Policy
The income tax treatment of increases in the policy's Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the statutory definition of life insurance, then the increase in the policy's Cash Value is not included in the Policy Owner's taxable income for federal income tax purposes unless it is distributed to the Policy Owner before the death of the Surviving Insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy’s compliance with Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification and Investor Control
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the Policy Owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be currently taxed as ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
For a variable life policy to receive favorable tax treatment, the life insurance company must be considered the owner of the separate account assets supporting the investment options within the policy. If the Policy Owner is considered to exercise investment control over the separate account assets, the Policy Owner will be treated as the owner of those assets and not the insurance company. As a result, the income and gain attributed to the separate account assets will be taxed currently to the policyholder. The IRS has issued guidance that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the variable policyowner will be considered the owner of the separate account assets. Should the Treasury Secretary issue additional rules or regulations that would limit the extent to which a Policy Owner may direct their investment to particular underlying investment options without being treated as the owner of the separate account assets, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, we believe that the policy qualifies as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals, loans, Premiums Nationwide accepts but then returns in order to meet the Code's definition of life insurance, and amounts deducted from the policy’s Cash Value used to pay the cost of any rider to the policy.
The income tax treatment of cash distributions and loans from the policy depends on whether the policy is also considered a modified endowment contract under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the Policy Owner's circumstances, the use of the Cash Value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy Owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the Policy Owner's individual facts and circumstances.

A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract. A policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional Premiums.
Section 7702A of the Code defines a modified endowment contract as a life insurance policy where the total Premiums paid at any time during the first 7 contract years exceeds the sum of the seven pay premiums, which is the sum of the level annual Premiums that would have been paid at that time if the policy provided for paid up benefits after the payment of 7 level annual Premiums. A policy may become a modified endowment contract because of a "reduction in benefits" as defined by Section 7702A(c) of the Code, or may become subject to a new 7-year testing period because of a "material change."
The Code provides special rules for the taxation of partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the Cash Value of the policy exceeds the Investment in the Contract (generally, the Net Premiums paid for the policy). In addition, a 10% penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
If the policy is not issued as a modified endowment contract, Nationwide will monitor the policy and advise the Policy Owner if the payment of a Premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the Policy Owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any Premium paid that exceeds the modified endowment limits.
A Life Insurance Policy that is NOT a Modified Endowment Contract
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable Premiums paid (Investment in the Contract), and then taxable income after full recovery of the Investment in the Contract. Distributions not in excess of Investment in the Contract will reduce the Policy Owner's Investment in the Contract.
However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of non-taxable Investment in the Contract as previously described. If during the first 15 years after a policy is issued, a cash distribution is made because of or in anticipation of a reduction in the face amount of the Death Benefit, then the cash distribution may be fully or partially taxable to the Policy Owner. The Policy Owner should consult a competent tax advisor to carefully consider this potential tax consequence and seek further information before requesting any changes in the terms of the policy.
In general, interest paid on a policy loan will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy Indebtedness exceeds the Investment in the Contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In circumstances where the policy Indebtedness is very large, the amount of tax could exceed the amount of cash distributed to the Policy Owner at surrender.
The purpose of the Maturity Date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled Maturity Date, that result is not certain due to a lack of guidance on the issue. The Policy Owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled Maturity Date.

Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust is $16,000.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the Policy Owner should consult with a tax advisor regarding how to determine the Policy Owner’s modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable gains from the sale or surrender of a life insurance policy.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy and, all or a portion of the gain will be treated as ordinary income. For purposes of calculating gain on the sale of a life insurance policy, the owner’s Investment in the Contract is not reduced for previously imposed cost of insurance (COI) charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the Death Benefit Proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will prevent taxation of the Death Benefit Proceeds if the transfer of the policy is to the Insured under the policy, a partner of the Insured, a partnership of which the Insured is a partner, or to a corporation in which the Insured is a shareholder or officer.
Nevertheless, the exceptions to the transfer for value rule noted above are not available if the life insurance policy was transferred in a reportable policy sale. Therefore, in a reportable policy sale some portion of the Death Benefit Proceeds will be taxable.
Special tax reporting requirements apply to the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these reporting requirements the buyer of a life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS and to the insurance company that issued the policy. Upon receipt of 1) notice of sale from the buyer in a reportable policy sale or 2) any notice of a transfer of a life insurance policy to a foreign person, the insurance company is then required to report information related to the life insurance policy to the IRS. A Policy Owner contemplating the transfer or sale of the policy should consult a qualified tax advisor.
Exchanging the Policy for Another Life Insurance Policy
Generally, Policy Owners will be taxed on amounts received in excess of the Investment in the Contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, endowment contract, or annuity contract, the Policy Owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To satisfy Section 1035, the Insured named in the policy must be the Insured under the new policy.
If the policy or contract is subject to a policy Indebtedness that is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable. Policy Owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the Death Benefit is generally excludable from the beneficiary’s gross income by reason of the Insured’s death. However, if the policy had been transferred to a new Policy Owner for valuable consideration (e.g., through a sale of the policy), a portion of the Death Benefit may be includible in the beneficiary’s gross income when it is paid (see, Sale of a Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the Death Benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the Death Benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option given their individual circumstances.
Accelerated Death Benefits
The Death Benefit under a life insurance policy may be distributed at a time earlier than the death of the Insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the Death Benefit upon the Insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a portion of the Death Benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
The long-term care rider issued with this policy will be a rider that pays a long-term care benefit that allows payment of a long-term care benefit that may exceed the HIPAA per diem amount. The amount of the long-term care benefit that is excludable from gross income on an annual basis is limited to the greater of 1) the HIPAA per diem amount or 2) the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the Insured. While the long-term care rider issued with this life insurance policy may pay a long-term care benefit that is not limited to the HIPAA per diem amount, Nationwide cannot guarantee that the long-term care benefit will be treated as tax free. If multiple indemnity contracts are owned on a single Insured, the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred.
The Tax Cuts and Jobs Act of 2017 changed the methodology used to calculate the annual inflation adjustments to the HIPAA per diem amount. The change will result in a lower rate of increase in the annual HIPAA per diem. Therefore, it is highly recommended that the Policy Owner consult their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the Insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the Policy Owner to determine if collecting benefits while outside the United States will subject the Policy Owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the Cash Value of the life policy. These deductions from the Cash Value are considered to be distributions from the life policy for federal tax purposes and will not be included in income even if the Policy Owner has fully recovered their Investment in the Contract.
The payment of long-term care benefits made to the Policy Owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the Cash Value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the Policy Owner's facts and circumstances, the Policy Owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the Policy Owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT payment.

If the Policy Owner is not the Insured or a beneficiary, then payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the Policy Owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of Death Benefits that are payable under life insurance policies owned by the employer of the Insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 in a Section 1035 exchange for a contract issued before that date are generally excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in Death Benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of Death Benefit payable to the employer that may be excluded from income cannot exceed the sum of Premiums paid and other payments made by the Policy Owner for the policy. Consequently, under this general rule, some portion of the Death Benefit will be taxable.
The general rule of taxability will not apply if (1) the statutory notice and consent requirements are satisfied before the policy is issued, and (2) one of the following apply:
1.
The Insured was an employee at any time during the 12-month period before the Insured’s death.
2.
At the time that the policy is issued, the Insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code).
3.
The Death Benefit is paid to a family member of the Insured (as defined under the Code), an individual who is a designated beneficiary (other than the employer) of the Insured, a trust established for either the family member’s or beneficiary’s benefit, or the Insured’s estate, or
4.
The Death Benefit is used to buy an equity interest in the employer from the family member of the Insured, beneficiary, trust or estate.
Code Section 6039I requires any Policy Owner of an employer-owned policy to file an annual return showing (a) the number of employees of the Policy Owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance In Force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the Policy Owner, and (e) that the Policy Owner has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that the employer-owner will be the beneficiary of any Proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the Death Benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the Policy Owner’s facts and circumstances, the Policy Owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate Policy Owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate Policy Owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Due to the complexity of these rules, and because they are affected by the Policy Owner's facts and circumstances, the Policy Owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the Policy Owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the Policy Owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the Policy Owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the Policy Owner's spouse) are not citizens of the United States, the Policy Owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the Policy Owner, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the Policy Owner advises Nationwide, in writing, of their request not to withhold. If the Policy Owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the Policy Owner may be liable for payment of an estimated tax.
A Policy Owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a Death Benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•
the value each year of the life insurance protection provided;
•
an amount equal to any employer-paid Premiums;
•
some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•
interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against the policy's Accumulation Units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the Premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's Accumulation Units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The Policy Owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. There is no way to know whether the federal tax treatment of life insurance policies will continue. Future legislation, regulation, or interpretation may adversely impact the federal tax treatment of life insurance policies. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy. The Policy Owner should consult their independent legal, tax and/or financial professional.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Legal Proceedings
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/SVULII-H/index.html?ctype=product_sai.

Appendix A: Underlying Mutual Funds Available Under the Policy
The following is a list of underlying mutual funds available under the policy. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/SVULII-H/index.html. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The availability of investment options may vary depending on the broker-dealer through which the policy is sold (see Appendix C: Financial Intermediary Variations).
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.54%	15.85%	8.97%	9.77%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.41%*	21.97%	8.51%	12.46%
Equity	American Funds Insurance Series® - Growth Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.34%	20.53%	13.66%	18.26%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.28%	18.37%	14.19%	14.20%
Equity	American Funds Insurance Series® - New World Fund®: Class 1 Investment Advisor: Capital Research and Management Company	0.57%*	28.60%	5.59%	9.53%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.25%*	17.50%	14.17%	12.65%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.54%*	8.60%	4.68%	6.25%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.43%*	7.51%	-0.46%	2.13%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund: Class 1 (formerly, Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1) Investment Advisor: Columbia Management Investment Advisors, LLC	0.88%*	14.99%	12.48%	11.48%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 1 (formerly, Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1) Investment Advisor: Columbia Management Investment Advisors, LLC	0.41%*	6.35%	2.14%	3.19%
Allocation	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A Investment Advisor: DWS Investment Management Americas, Inc.	0.64%	15.80%	6.49%	7.43%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.21%	4.35%	1.38%	1.81%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.39%	36.99%	8.89%	8.68%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.27%	45.64%	15.85%	10.46%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Short- Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.12%	4.33%	2.65%	1.97%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	15.83%	11.97%	10.51%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	8.95%	13.60%	11.00%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VIT Inflation- Protected Securities Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.11%	7.55%	1.05%	3.12%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.54%	21.48%	15.36%	15.78%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.55%	14.90%	13.70%	17.45%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.37%	7.22%	0.06%	2.71%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.84%	8.70%	8.34%	10.59%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	7.67%	7.62%	12.79%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.73%	25.15%	13.71%	21.48%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	28.87%	9.44%	9.24%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	7.19%	0.07%	2.28%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.15%*	21.75%	5.25%	7.27%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.48%*	5.83%	2.56%	2.70%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.79%*	5.98%	10.18%	9.95%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.75%*	18.78%	10.86%	10.52%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.63%*	12.80%	6.10%	6.74%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.66%*	15.32%	8.31%	8.64%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.59%*	9.01%	2.86%	4.09%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class I This Sub-Account is only available in policies issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.74%*	9.39%	5.04%	5.69%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.65%*	13.77%	7.30%	7.75%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class Y Investment Advisor: Nationwide Fund Advisors	0.71%*	16.70%	9.53%	9.59%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.63%*	18.81%	14.80%	11.79%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.39%	6.80%	-0.75%	1.63%
Capital Preservation	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.47%	3.91%	2.95%	1.85%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.47%	30.64%	8.51%	7.91%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II This Sub-Account is only available in policies issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	6.33%	-0.96%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.75%*	18.00%	10.86%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.94%	14.09%	13.02%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.70%*	14.20%	19.09%	18.02%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.41%	7.05%	8.70%	10.28%
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.47%*
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.24%*	17.60%	14.15%	14.55%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.58%*	12.14%	5.54%	9.10%
Allocation	Northern Lights Variable Trust - TOPS Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	18.83%	9.41%	10.43%
Allocation	Northern Lights Variable Trust - TOPS Moderate ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.53%	15.13%	6.92%	7.99%
Allocation	Northern Lights Variable Trust - TOPS Moderately Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	17.99%	8.56%	9.53%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	12.85%	5.52%	6.39%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.56%	10.15%	4.34%	4.99%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.86%	18.10%	4.12%	8.97%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.

Extended No-Lapse Guarantee Rider Investment Options
Nationwide limits the investment options available for allocation of Premium and transfers of Cash Value when the Extended No-Lapse Guarantee Rider is elected. Nationwide selected the available Sub-Accounts on the basis of risk factors associated with the underlying mutual funds’ investment objectives, strategies, and risks, and Sub-Accounts were excluded from availability with this Rider on the basis of similar considerations. In general, the permitted investment options are more conservative than those that are not permitted. By electing this Rider and accepting the limited menu of investment options, Policy Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under this Rider.
Listed below are those investment options that are currently available with the Extended No-Lapse Guarantee Rider.
Only the investment options shown below are available for election while this Rider is In Force:
•
the Fixed Account; and/or
any combination of the Sub-Accounts listed below:
•
American Funds Insurance Series® - Asset Allocation Fund: Class 2
•
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
•
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class Y
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class Y
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class Y
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class Y
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class Y
•
Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class Y
•
Northern Lights Variable Trust - TOPS Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2)
•
Northern Lights Variable Trust - TOPS Moderate ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2)
•
Northern Lights Variable Trust - TOPS Moderately Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2)
•
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
•
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2

Appendix B: State Variations
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center.
State	State Law Variations
Arizona	● Long-Term Rider Claims – Written notice of a claim must be given within 30 day after a covered Insured begins receiving qualified long-term care services.
California
● Right to Cancel – 30 day right to examine and cancel. Refund of the Cash Value in full, without any deductions for any applicable policy fees. Net Premium will be placed in the
Fixed Account or a money-market Sub-Account unless directed otherwise. If invested in the Variable Account, refund will be the policy’s Cash Value, plus any policy fees paid.
● Service Fee – The guaranteed maximum service fee is $5.00.
● Long-Term Care Rider II – Loans and partial surrenders are permitted to be taken from the policy while the Rider benefit is being paid.

Colorado	● Suicide provisions are limited to one year.
Delaware	● Extends spousal rights to a party to a civil union.
Florida	● Asset Rebalancing – We may not limit the number of Sub-Accounts and frequencies available for election. ● There are no contractual restrictions on assignments.
Illinois	● Extends spousal rights to a party to a civil union.
Minnesota	● Suicide provisions are limited to one year.
Missouri	● Suicide provisions are limited to one year.
North Dakota	● Suicide provisions are limited to one year.
South Carolina	● The Suicide provision does not restart upon reinstatement.
Vermont	● Extends spousal rights to a party to a civil union.

Appendix C: Financial Intermediary Variations
Some broker-dealers that have entered into selling agreements with Nationwide (or an affiliate) to sell this policy impose restrictions on their financial professionals that prohibit or limit the recommendation of specific features, benefits, and investment options that are described in this prospectus. Those restrictions are made by the broker-dealer and may or may not be known to Nationwide. Currently, Nationwide is not aware of any such restrictions; however, this conclusion is based only on information that Nationwide could obtain without unreasonable effort or expense and does not reflect restrictions the knowledge of which rests peculiarly with unaffiliated broker-dealers. Applicants/Policy Owners should discuss broker-dealer restrictions on features, benefits, and investment options directly with their financial professional.

Outside back cover page
The Statement of Additional Information contains additional information about the Variable Account. To obtain a free copy of the Statement of Additional Information, request other information about the policy, request personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, or to make any other service requests, contact Nationwide at 1-800-848-6331 or by one of the other methods described in Contacting the Service Center.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/SVULII-H/index.html?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/SVULII-H/index.html?ctype=product_prospectus.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000277189